UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Corporate Income Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board

announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary

■	quarterly fund commentaries

■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Corporate Income Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		I	W	Z
Inception	07/31/00		07/15/02		07/15/02		09/27/10	09/27/10	03/05/86
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	3.63	–1.26	3.24	–1.76	3.32	2.32	3.80	3.63	3.76
1-year	4.84	–0.13	4.06	–0.94	4.21	3.21	5.20	4.83	5.10
5-year	6.14	5.11	5.35	5.02	5.51	5.51	n/a	n/a	6.40
10-year/Life	6.06	5.54	5.33	5.33	5.47	5.47	5.31	4.95	6.37

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares, and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class W shares were initially offered by the fund on September 27, 2010, the date of their inception.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class B and Class C shares performance information includes returns of the Class A shares. These returns shown for these share classes reflect any difference in sales charges, but have not been restated to reflect any difference in expenses, such as distribution and service (Rule 12b-1) fees, between Class A and the corresponding newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer share classes of shares would have been lower. Class A shares were initially offered on July 31, 2000, Class B shares and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+3.63% Class A shares (without sales charge)
+5.60% Barclays Capital Credit Bond Index[1]
+4.01% Blended Benchmark[2]

Net asset value per share
as of 09/30/11 ($)
Class A	9.87
Class B	9.87
Class C	9.87
Class I	9.87
Class W	9.87
Class Z	9.87

Distributions declared per share
04/01/01 – 09/30/11 ($)
Class A	0.19
Class B	0.15
Class C	0.16
Class I	0.21
Class W	0.19
Class Z	0.20

Portfolio Breakdown(a)
at 09/30/11 (%)
Corporate Bonds & Notes	95.8
Residential Mortgage-Backed Securities — Agency	0.0	(b)
Residential Mortgage-Backed Securities — Non-Agency	0.0	(b)
U.S. Treasury Obligations	0.3
Senior Loans	0.2
Warrants	0.0	(b)
Other(c)	3.7

(a)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(b)	Rounds to less than 0.01%.

(c)	Cash & Cash Equivalents.

[1]	The Barclays Capital Credit Bond Index is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures.

[2]

A weighted custom composite of the Barclays Capital Credit Bond Index (85%) and JPMorgan Global High Yield Index (15%) established by the advisor. The JPMorgan Global High Yield Index is an index designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Corporate Income Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.30	1,020.35	4.73	4.70	0.93
Class B	1,000.00	1,000.00	1,032.40	1,016.55	8.59	8.52	1.69
Class C	1,000.00	1,000.00	1,033.20	1,017.35	7.78	7.72	1.53
Class I	1,000.00	1,000.00	1,038.00	1,022.05	3.01	2.98	0.59
Class W	1,000.00	1,000.00	1,036.30	1,020.35	4.73	4.70	0.93
Class Z	1,000.00	1,000.00	1,037.60	1,021.60	3.46	3.44	0.68

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 96.4%
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$925,000	$904,187
Air 2 U.S.(a)
10/01/19	8.027%	23,606	22,485
Bombardier, Inc. Senior Unsecured(a)(b)
05/01/14	6.300%	105,000	108,675
Ducommun, Inc. Senior Notes(a)
07/15/18	9.750%	83,000	82,793
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	625,000	581,250
03/15/21	7.125%	385,000	357,087
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,028,000	1,022,860
Oshkosh Corp.
03/01/20	8.500%	684,000	663,480
TransDigm, Inc.
12/15/18	7.750%	229,000	233,008

Total			3,975,825
Airlines 0.2%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	1,693,337	1,689,104
Automotive 0.5%
Accuride Corp. Senior Secured
08/01/18	9.500%	105,000	96,600
Allison Transmission, Inc.(a)
05/15/19	7.125%	458,000	421,360
Chrysler Group LLC/Co-Issuer, Inc.(a) Senior Secured
06/15/21	8.250%	274,000	211,665
Chrysler Group LLC/Co-Issuer, Inc.(a)(c) Senior Secured
06/15/19	8.000%	535,000	418,638
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	956,000	920,150
Dana Holding Corp.(c) Senior Unsecured
02/15/19	6.500%	65,000	62,725
Delphi Corp.(a)
05/15/21	6.125%	89,000	82,770
Delphi Corp.(a)(c)
05/15/19	5.875%	134,000	124,620
International Automotive Components Group SL Senior Secured(a)(b)
06/01/18	9.125%	47,000	43,945
Lear Corp.
03/15/18	7.875%	386,000	406,265
03/15/20	8.125%	883,000	947,017
Visteon Corp. Senior Notes(a)
04/15/19	6.750%	1,135,000	1,058,387

Total			4,794,142

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking 8.0%
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	$15,155,000	$13,520,594
Citigroup, Inc. Senior Unsecured
03/05/38	6.875%	4,610,000	5,005,192
Goldman Sachs Group, Inc. (The) Senior Unsecured
06/15/20	6.000%	12,660,000	13,022,899
07/27/21	5.250%	2,470,000	2,436,692
HSBC Holdings PLC Subordinated Notes(b)
06/01/38	6.800%	4,635,000	4,634,435
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	10,360,000	10,292,722
JPMorgan Chase & Co.(c) Senior Unsecured
08/15/21	4.350%	7,810,000	7,892,044
Lloyds Banking Group PLC(a)(b)
11/29/49	6.267%	456,000	200,640
Morgan Stanley Senior Unsecured
01/25/21	5.750%	12,170,000	11,197,215
Washington Mutual Bank Subordinated Notes(d)
01/15/15	5.125%	6,350,000	6,350
Washington Mutual Preferred Funding(a)(d)
03/29/49	6.534%	1,075,000	16,125
Wells Fargo & Co. Senior Unsecured(c)
04/01/21	4.600%	2,750,000	2,939,492

Total			71,164,400
Brokerage 0.3%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	695,000	674,150
06/01/16	6.750%	312,000	311,220
Senior Unsecured PIK
11/30/17	12.500%	250,000	281,875
Lehman Brothers Holdings, Inc. Senior Unsecured(m)
01/24/13	5.625%	6,170,000	1,480,800
05/02/18	6.875%	600,000	146,250
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	110,700

Total			3,004,995
Building Materials 0.2%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	1,002,000	951,900
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	245,000	196,612
Gibraltar Industries, Inc.
12/01/15	8.000%	400,000	390,000

The accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Building Materials (cont.)
Interface, Inc.
12/01/18	7.625%	$146,000	$146,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	135,000	128,925
Nortek, Inc.(a)
12/01/18	10.000%	45,000	41,625
04/15/21	8.500%	267,000	214,935

Total			2,069,997
Chemicals 1.4%
CF Industries, Inc.
05/01/18	6.875%	448,000	498,400
05/01/20	7.125%	132,000	150,150
Celanese U.S. Holdings LLC
06/15/21	5.875%	55,000	54,175
Chemtura Corp.
09/01/18	7.875%	65,000	63,700
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	6,695,000	6,730,966
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,215,000	1,002,375
Lyondell Chemical Co. Senior Secured(a)
11/01/17	8.000%	1,303,000	1,403,982
MacDermid, Inc.(a)
04/15/17	9.500%	580,000	536,500
Nalco Co.(a)
01/15/19	6.625%	647,000	708,465
Nova Chemicals Corp.(b) Senior Unsecured
11/01/16	8.375%	360,000	378,000
11/01/19	8.625%	345,000	373,463
Polypore International, Inc.
11/15/17	7.500%	716,000	719,580

Total			12,619,756
Construction Machinery 0.5%
Case New Holland, Inc.
12/01/17	7.875%	943,000	1,004,295
Columbus McKinnon Corp.
02/01/19	7.875%	126,000	122,220
Manitowoc Co., Inc. (The)
11/01/13	7.125%	300,000	294,000
11/01/20	8.500%	595,000	538,475
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	408,000	359,040
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
12/01/14	9.500%	345,000	343,275
RSC Equipment Rental, Inc./Holdings III LLC(c)
02/01/21	8.250%	120,000	103,800
United Rentals North America, Inc.
06/15/16	10.875%	74,000	79,920
12/15/19	9.250%	611,000	632,385

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Construction Machinery (cont.)
United Rentals North America, Inc.(c)
09/15/20	8.375%	$383,000	$351,402
Xerium Technologies, Inc.(a)
06/15/18	8.875%	235,000	213,850

Total			4,042,662
Consumer Cyclical Services 0.1%
Garda World Security Corp. Senior Unsecured(a)(b)
03/15/17	9.750%	116,000	117,740
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	310,000	291,400
West Corp.
01/15/19	7.875%	250,000	235,000

Total			644,140
Consumer Products 0.3%
Central Garden and Pet Co.
03/01/18	8.250%	300,000	289,500
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	450,000	471,375
Sealy Mattress Co.(c)
06/15/14	8.250%	227,000	213,947
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	999,000	1,063,935
Visant Corp.
10/01/17	10.000%	303,000	280,275

Total			2,319,032
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	375,000	387,187
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	255,000	270,300
Tomkins LLC/Inc. Secured(a)
10/01/18	9.000%	753,000	768,060
WireCo WorldGroup, Inc.(a)
05/15/17	9.750%	693,000	699,930

Total			2,125,477
Electric 16.3%
AES Corp. (The) Senior Notes(a)
07/01/21	7.375%	1,057,000	998,865
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	1,825,000	2,022,954
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	6,290,000	6,803,214
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	851,000	982,618

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	$1,480,000	$1,454,100
12/15/15	6.875%	10,205,000	10,980,662
Calpine Corp. Senior Secured(a)
02/15/21	7.500%	780,000	752,700
Consumers Energy Co. 1st Mortgage
02/15/14	6.000%	3,355,000	3,669,575
08/15/16	5.500%	2,000,000	2,283,006
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	955,000	1,091,814
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	16,730,000	20,124,316
01/15/19	8.875%	1,500,000	1,999,321
Duke Energy Corp. Senior Unsecured(c)
09/15/19	5.050%	9,750,000	10,985,929
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	427,000	254,065
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	292,000	283,240
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	107,000	104,325
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	2,500,000	2,977,810
GenOn Energy, Inc. Senior Unsecured(c)
10/15/18	9.500%	171,000	160,740
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	1,500,000	1,698,136
Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	330,000	345,675
NRG Energy, Inc.
01/15/17	7.375%	880,000	907,500
Nevada Power Co.
01/15/15	5.875%	500,000	558,658
05/15/18	6.500%	5,730,000	6,875,650
08/01/18	6.500%	5,205,000	6,275,009
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	4,665,000	5,025,600
01/15/15	6.375%	11,015,000	12,593,483
PacifiCorp 1st Mortgage
01/15/19	5.500%	2,500,000	2,990,982
Pacific Gas & Electric Co. Senior Unsecured(c)
10/01/20	3.500%	14,300,000	14,657,543

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	$2,855,000	$3,061,784
Sierra Pacific Power Co.
05/15/16	6.000%	3,512,000	4,036,177
Tampa Electric Co. Senior Unsecured
05/15/21	5.400%	2,841,000	3,271,215
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	5,000,000	5,988,610
TransAlta Corp. Senior Unsecured(b)
01/15/15	4.750%	6,750,000	7,180,101
Windsor Financing LLC Senior Unsecured(a)
07/15/17	5.881%	1,405,000	1,527,305

Total			144,922,682
Entertainment 1.0%
AMC Entertainment, Inc.
06/01/19	8.750%	350,000	343,875
Cinemark U.S.A., Inc
06/15/21	7.375%	73,000	68,985
Six Flags, Inc.(a)(e)(f)(g)
06/01/14	9.625%	259,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	400,000	422,000
02/01/19	6.750%	269,000	256,222
Time Warner, Inc.(c)
03/29/41	6.250%	6,695,000	7,638,279
Vail Resorts, Inc.(a)(c)
05/01/19	6.500%	67,000	65,995

Total			8,795,356
Environmental 0.8%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	343,000	357,578
Waste Management, Inc.
06/30/20	4.750%	6,435,000	6,996,222

Total			7,353,800
Food and Beverage 3.6%
ARAMARK Holdings Corp. Senior Unsecured PIK(a)
05/01/16	8.625%	100,000	98,500
Cott Beverages, Inc.
11/15/17	8.375%	105,000	107,100
09/01/18	8.125%	101,000	103,020
Darling International, Inc.
12/15/18	8.500%	45,000	48,488
Dean Foods Co.(c)
12/15/18	9.750%	167,000	169,087
HJ Heinz Co. Senior Unsecured(c)
09/12/21	3.125%	5,000,000	4,977,505

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Food and Beverage (cont.)
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	$14,500,000	$17,093,194
SABMiller PLC Senior Unsecured(a)(b)
07/15/18	6.500%	8,135,000	9,782,232

Total			32,379,126
Gaming 1.0%
Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	443,000	446,876
Caesars Entertainment Operating Co., Inc.(c) Secured
12/15/18	10.000%	145,000	86,275
Diageo Capital PLC
07/15/20	4.828%	5,000,000	5,594,870
MGM Resorts International Senior Secured
03/15/20	9.000%	661,000	680,830
MGM Resorts International(c) Senior Unsecured
03/01/18	11.375%	391,000	391,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	535,000	567,100
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	217,000	219,170
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	470,000	467,650
Senior Secured
10/01/20	6.535%	251,000	240,528
Seneca Gaming Corp.(a)
12/01/18	8.250%	175,000	168,438
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	422,000	246,870
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	198,000	198,990

Total			9,308,597
Gas Pipelines 9.4%
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	2,100,000	2,280,394
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	980,000	1,110,893
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	130,000	128,700
El Paso Corp. Senior Unsecured
06/01/18	7.250%	255,000	284,963
09/15/20	6.500%	763,000	822,132
01/15/32	7.750%	277,000	320,838

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Enterprise Products Operating LLC
02/01/16	3.200%	$10,000,000	$10,215,580
02/15/42	5.700%	1,500,000	1,578,304
Gulfstream Natural Gas System LLC Senior Unsecured(a)
06/01/16	6.950%	3,045,000	3,578,588
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/18	5.950%	600,000	682,858
01/15/38	6.950%	1,320,000	1,471,438
09/01/39	6.500%	1,695,000	1,821,047
Midcontinent Express Pipeline LLC Senior Unsecured(a)
09/15/14	5.450%	5,295,000	5,670,553
Nisource Finance Corp.
09/15/20	5.450%	9,030,000	9,795,500
Northwest Pipeline GP Senior Unsecured
06/15/18	6.050%	1,085,000	1,253,825
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	2,130,000	2,452,531
01/15/20	5.750%	1,215,000	1,325,214
02/01/21	5.000%	6,505,000	6,857,441
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	110,000	119,075
12/01/18	6.875%	622,000	640,660
07/15/21	6.500%	812,000	816,060
Southern Natural Gas Co. Senior Unsecured(a)
04/01/17	5.900%	16,345,000	18,333,582
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	65,000	64,350
Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	375,000	376,875
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	9,158,000	10,636,193
Transcontinental Gas Pipe Line Co. LLC(a) Senior Unsecured
08/15/41	5.400%	1,100,000	1,158,790

Total			83,796,384
Health Care 2.8%
AMGH Merger Sub, Inc. Senior Secured(a)
11/01/18	9.250%	247,000	248,235
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	63,097	61,362
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	575,000	577,875
CHS/Community Health Systems, Inc.
07/15/15	8.875%	921,000	904,882
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	5,655,000	6,138,242

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care (cont.)
ConvaTec Healthcare E SA Senior Unsecured(a)(b)
12/15/18	10.500%	$890,000	$783,200
Express Scripts, Inc.
05/15/16	3.125%	8,090,000	8,168,546
Fresenius Medical Care U.S. Finance, Inc.(a)(c)
09/15/18	6.500%	716,000	726,740
HCA, Inc.
02/15/22	7.500%	601,000	554,423
Senior Secured
02/15/20	6.500%	1,171,000	1,144,652
02/15/20	7.875%	326,000	337,410
09/15/20	7.250%	1,062,000	1,072,620
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	662,000	645,450
Healthsouth Corp.
02/15/20	8.125%	340,000	318,750
09/15/22	7.750%	32,000	29,040
InVentiv Health, Inc.(a)
08/15/18	10.000%	308,000	271,810
LifePoint Hospitals, Inc.
10/01/20	6.625%	90,000	88,650
Multiplan, Inc.(a)
09/01/18	9.875%	1,064,000	1,050,700
Omnicare, Inc.
06/01/20	7.750%	350,000	357,000
Radnet Management, Inc.
04/01/18	10.375%	50,000	46,250
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	245,000	233,363
STHI Holding Corp. Secured(a)
03/15/18	8.000%	93,000	89,745
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	170,000	179,775
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	391,000	348,479
Vanguard Health Holding Co. II LLC/Inc.(c)
02/01/18	8.000%	750,000	688,125

Total			25,065,324
Healthcare Insurance 1.9%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	1,370,000	1,625,701
02/15/41	5.950%	5,000,000	6,071,775
WellPoint, Inc. Senior Unsecured
06/15/37	6.375%	7,500,000	9,106,147

Total			16,803,623
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	340,000	278,800

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy 5.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	$15,140,000	$16,560,117
09/15/17	6.375%	2,085,000	2,332,437
Antero Resources Finance Corp. Senior Notes(a)
08/01/19	7.250%	19,000	18,050
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	30,000	30,600
Senior Unsecured
06/01/14	10.250%	55,000	61,600
11/01/20	6.750%	235,000	223,838
Bill Barrett Corp.
10/01/19	7.625%	133,000	130,673
Brigham Exploration Co.
10/01/18	8.750%	420,000	449,400
06/01/19	6.875%	297,000	289,575
Canadian Natural Resources Ltd. Senior Unsecured(b)
03/15/38	6.250%	1,212,000	1,436,871
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	627,000	614,460
Chaparral Energy, Inc.
10/01/20	9.875%	97,000	97,000
09/01/21	8.250%	504,000	459,900
Chesapeake Energy Corp.
08/15/20	6.625%	881,000	907,430
02/15/21	6.125%	984,000	991,380
Comstock Resources, Inc.
10/15/17	8.375%	21,000	20,160
04/01/19	7.750%	74,000	69,190
Concho Resources, Inc.
10/01/17	8.625%	444,000	470,640
01/15/21	7.000%	533,000	530,335
01/15/22	6.500%	174,000	171,390
Continental Resources, Inc.
10/01/19	8.250%	240,000	256,800
10/01/20	7.375%	380,000	393,300
04/01/21	7.125%	451,000	458,892
EXCO Resources, Inc.
09/15/18	7.500%	85,000	76,075
Encana Corp. Senior Unsecured(b)
12/01/17	5.900%	5,047,000	5,742,820
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	260,000	250,900
Hilcorp Energy I LP/Finance Co.(a) Senior Notes
02/15/20	8.000%	425,000	432,437
04/15/21	7.625%	278,000	279,390
Senior Unsecured
11/01/15	7.750%	320,000	322,400
Laredo Petroleum, Inc.(a)
02/15/19	9.500%	509,000	534,450
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	301,000	276,920

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
MEG Energy Corp.(a)(b)
03/15/21	6.500%	$270,000	$258,525
Nexen, Inc. Senior Unsecured(b)
05/15/37	6.400%	4,300,000	4,375,964
Oasis Petroleum, Inc. Senior Unsecured(a)
02/01/19	7.250%	506,000	494,615
Petrohawk Energy Corp.
08/15/18	7.250%	331,000	378,168
06/01/19	6.250%	197,000	223,595
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	255,000	266,475
Range Resources Corp.
05/15/19	8.000%	105,000	114,975
08/01/20	6.750%	220,000	234,300
06/01/21	5.750%	705,000	731,437
Southwestern Energy Co.
02/01/18	7.500%	2,280,000	2,582,583
Woodside Finance Ltd.(a)(b)
05/10/21	4.600%	5,500,000	5,681,764

Total			50,231,831
Integrated Energy 1.9%
Hess Corp. Senior Unsecured
02/15/41	5.600%	3,500,000	3,786,601
Marathon Petroleum Corp. Senior Unsecured(a)
03/01/41	6.500%	3,750,000	4,045,534
Petro-Canada Senior Unsecured(b)
05/15/18	6.050%	2,500,000	2,903,970
Suncor Energy, Inc. Senior Unsecured(b)
06/01/18	6.100%	5,000,000	5,830,825

Total			16,566,930
Life Insurance 2.3%
Metropolitan Life Global Funding I Secured(a)
06/14/18	3.650%	7,070,000	7,246,816
Prudential Financial, Inc. Senior Unsecured
07/15/13	4.500%	1,580,000	1,639,768
06/13/15	4.750%	1,075,000	1,124,562
05/12/16	3.000%	2,615,000	2,558,932
12/01/17	6.000%	7,615,000	8,072,341

Total			20,642,419
Lodging 0.1%
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	100,000	104,589
03/01/20	7.375%	395,000	434,500

Total			539,089

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Cable 4.5%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$220,000	$213,400
04/30/20	8.125%	1,090,000	1,139,050
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	466,438
Cablevision Systems Corp. Senior Unsecured(c)
09/15/17	8.625%	380,000	395,675
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	1,034,000	1,023,660
Comcast Corp.
08/15/37	6.950%	7,425,000	8,900,607
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,124,000	2,161,034
08/15/40	6.000%	2,000,000	2,134,608
DISH DBS Corp.
09/01/19	7.875%	840,000	856,800
DISH DBS Corp.(a)
06/01/21	6.750%	769,000	734,395
Insight Communications Co., Inc. Senior Notes(a)
07/15/18	9.375%	155,000	176,700
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(a)(b)
03/15/19	7.500%	160,000	156,800
Quebecor Media, Inc.(b) Senior Unsecured
03/15/16	7.750%	215,000	215,000
03/15/16	7.750%	400,000	399,000
Time Warner Cable, Inc.
05/01/17	5.850%	8,570,000	9,522,658
07/01/18	6.750%	9,578,000	11,145,497
Virgin Media Finance PLC(b)
08/15/16	9.500%	540,000	583,200

Total			40,224,522
Media Non-Cable 5.5%
AMC Networks, Inc.(a)
07/15/21	7.750%	433,000	443,825
British Sky Broadcasting Group PLC(a)(b)
02/15/18	6.100%	2,695,000	2,981,567
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	621,000	461,093
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	521,000	532,722
Cumulus Media, Inc.(a)(c)
05/01/19	7.750%	186,000	151,590
EH Holding Corp.(a)
06/15/21	7.625%	420,000	404,250
Senior Secured
06/15/19	6.500%	726,000	698,775
Intelsat Jackson Holdings SA(a)(b)
04/01/19	7.250%	355,000	329,263
10/15/20	7.250%	1,025,000	948,125

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Non-Cable (cont.)
Intelsat Luxembourg SA PIK(b)
02/04/17	11.500%	$710,000	$610,600
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	505,000	499,950
News America, Inc.
02/15/41	6.150%	9,820,000	10,387,419
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,237,000	1,261,740
RR Donnelley & Sons Co. Senior Unsecured
05/15/18	7.250%	169,000	152,734
Reed Elsevier Capital, Inc.
01/15/14	7.750%	7,000,000	7,846,832
Salem Communications Corp. Secured
12/15/16	9.625%	690,000	690,000
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	492,000	511,680
TCM Sub LLC(a)
01/15/15	3.550%	10,270,000	10,881,741
Thomson Reuters Corp.(b)
07/15/18	6.500%	6,000,000	7,117,926
Univision Communications, Inc.(a)
05/15/21	8.500%	485,000	375,875
Senior Secured
11/01/20	7.875%	355,000	326,600
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,044,000	1,033,560

Total			48,647,867
Metals 1.6%
Alpha Natural Resources, Inc.
06/01/19	6.000%	734,000	686,290
06/01/21	6.250%	184,000	171,580
ArcelorMittal Senior Unsecured(b)(c)
03/01/21	5.500%	8,555,000	7,665,708
Arch Coal, Inc.(a)
06/15/19	7.000%	640,000	608,000
06/15/21	7.250%	422,000	409,340
Calcipar SA Senior Secured(a)(b)
05/01/18	6.875%	346,000	299,290
Consol Energy, Inc.
04/01/17	8.000%	215,000	224,675
04/01/20	8.250%	540,000	568,350
Consol Energy, Inc.(a)
03/01/21	6.375%	240,000	231,600
FMG Resources August 2006 Proprietary Ltd.(a)(b)
11/01/15	7.000%	373,000	352,485
02/01/16	6.375%	811,000	729,900
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
02/01/18	6.875%	346,000	304,480
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	180,000	193,050

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Metals (cont.)
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	$335,000	$314,900
Novelis, Inc. (b)
12/15/17	8.375%	185,000	183,150
12/15/20	8.750%	410,000	401,800
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	445,000	440,550

Total			13,785,148
Non-Captive Consumer 0.1%
SLM Corp. Senior Notes
01/25/16	6.250%	233,000	228,697
Senior Unsecured
03/25/20	8.000%	487,000	480,765
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	618,000	434,145

Total			1,143,607
Non-Captive Diversified 3.4%
Ally Financial, Inc.
03/15/20	8.000%	2,185,000	2,022,480
09/15/20	7.500%	220,000	199,100
Ally Financial, Inc.(c)
12/01/17	6.250%	265,000	230,844
CIT Group, Inc.(a) Secured
05/02/17	7.000%	1,695,000	1,644,150
CIT Group, Inc.(a)(c) Secured
04/01/18	6.625%	305,000	295,088
CIT Group, Inc.(c) Secured
05/01/17	7.000%	146,000	141,620
Ford Motor Credit Co. LLC Senior Unsecured
04/15/15	7.000%	140,000	147,000
Ford Motor Credit Co. LLC(c) Senior Unsecured
02/01/21	5.750%	2,093,000	2,071,021
General Electric Capital Corp. Senior Unsecured
09/16/20	4.375%	2,860,000	2,910,196
01/07/21	4.625%	17,525,000	18,188,374
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	231,000	232,155
09/01/17	8.875%	595,000	596,487
05/15/19	6.250%	484,000	420,689
International Lease Finance Corp.(c) Senior Unsecured
12/15/20	8.250%	770,000	754,600

Total			29,853,804

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Oil Field Services 1.5%
Offshore Group Investments Ltd.(a)(b) Senior Secured
08/01/15	11.500%	$150,000	$156,730
Offshore Group Investments Ltd.(b) Senior Secured
08/01/15	11.500%	590,000	607,700
Oil States International, Inc.(a)
06/01/19	6.500%	510,000	498,525
Schlumberger Investment SA(a)(b)
09/14/21	3.300%	9,100,000	9,109,073
Trinidad Drilling Ltd. Senior Unsecured(a)(b)
01/15/19	7.875%	185,000	183,985
Weatherford International Ltd.(b)
03/15/38	7.000%	1,520,000	1,672,801
09/15/40	6.750%	935,000	997,028

Total			13,225,842
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	99,000	96,773
Packaging 0.5%
Ardagh Packaging Finance PLC(a)(b) Senior Secured
10/15/17	7.375%	480,000	458,400
Ardagh Packaging Finance PLC(a)(b)(c)
10/15/20	9.125%	505,000	454,500
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	220,000	232,650
Crown Americas LLC/Capital Corp. III Senior Notes(a)
02/01/21	6.250%	100,000	100,500
Graham Packaging Co. LP/Capital Corp. I
01/01/17	8.250%	100,000	100,625
Greif, Inc. Senior Unsecured
02/01/17	6.750%	166,000	166,830
08/01/19	7.750%	275,000	286,000
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	1,000	850
02/15/21	8.250%	274,000	215,090
Senior Secured
10/15/16	8.750%	243,000	241,785
04/15/19	7.125%	541,000	503,130
08/15/19	7.875%	281,000	271,165
02/15/21	6.875%	495,000	450,450
Reynolds Group Issuer, Inc./LLC(a)(c) Senior Unsecured
08/15/19	9.875%	717,000	630,960
Sealed Air Corp.(a)(h) Senior Unsecured
09/15/19	8.125%	137,000	138,370
09/15/21	8.375%	114,000	115,140

Total			4,366,445

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Paper 0.2%
Cascades, Inc.(b)
12/15/17	7.750%	$460,000	$437,000
01/15/20	7.875%	205,000	192,700
Graphic Packaging International, Inc.
06/15/17	9.500%	450,000	481,500
Graphic Packaging International, Inc.(c)
10/01/18	7.875%	56,000	57,680
Verso Paper Holdings LLC/Inc. Secured(c)
02/01/19	8.750%	576,000	397,440

Total			1,566,320
Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc.(a)
01/15/22	7.250%	159,000	159,398
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	291,000	291,000
Mylan, Inc.(a)
11/15/18	6.000%	660,000	641,850
Warner Chilcott Co./Finance LLC(a)(h)
09/15/18	7.750%	231,000	220,605

Total			1,312,853
Property & Casualty 0.2%
Travelers Companies, Inc. (The) Senior Unsecured
11/01/40	5.350%	2,000,000	2,106,606
Railroads 3.9%
Burlington Northern Santa Fe LLC Senior Unsecured
09/15/41	4.950%	3,400,000	3,607,669
CSX Corp. Senior Unsecured
03/15/18	6.250%	9,260,000	11,157,059
Canadian Pacific Railway Co. Senior Unsecured(b)
05/15/18	6.500%	6,000,000	7,120,830
Norfolk Southern Corp. Senior Unsecured(a)(c)
10/01/41	4.837%	5,000,000	5,233,280
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	4,455,000	5,202,326
09/15/41	4.750%	2,500,000	2,568,033

Total			34,889,197
Refining 0.2%
United Refining Co. Senior Secured
02/28/18	10.500%	278,000	261,320
Valero Energy Corp.
06/15/37	6.625%	1,070,000	1,149,580

Total			1,410,900

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Restaurants 1.2%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	$7,000,000	$7,904,442
11/01/21	3.750%	2,555,000	2,563,623

Total			10,468,065
Retailers 3.8%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	7,545,000	6,855,561
Burlington Coat Factory Warehouse Corp.(a)
02/15/19	10.000%	145,000	123,250
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	10,885,000	12,493,193
Limited Brands, Inc.
04/01/21	6.625%	175,000	176,312
Limited Brands, Inc.(c)
05/01/20	7.000%	500,000	525,000
Michaels Stores, Inc.
11/01/16	11.375%	65,000	65,813
QVC, Inc.(a) Senior Secured
04/15/17	7.125%	55,000	58,163
10/01/19	7.500%	515,000	558,775
10/15/20	7.375%	725,000	784,812
Rite Aid Corp.
06/15/17	9.500%	110,000	86,900
Rite Aid Corp.(c) Senior Secured
08/15/20	8.000%	580,000	604,650
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	200,000	195,000
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	339,000	288,150
Wal-Mart Stores, Inc. Senior Unsecured
10/25/40	5.000%	10,000,000	11,426,990

Total			34,242,569
Technology 0.7%
Amkor Technology, Inc.(a)(c) Senior Unsecured
06/01/21	6.625%	816,000	754,800
Amkor Technology, Inc.(c) Senior Unsecured
05/01/18	7.375%	345,000	332,925
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	365,000	371,387
CDW LLC/Finance Corp.(a)
04/01/19	8.500%	931,000	805,315
Cardtronics, Inc.
09/01/18	8.250%	620,000	644,800
CommScope, Inc.(a)
01/15/19	8.250%	68,000	66,300

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Technology (cont.)
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$155,000	$154,225
First Data Corp.
09/24/15	9.875%	13,000	10,823
First Data Corp.(a)
01/15/21	12.625%	290,000	214,600
Senior Secured
06/15/19	7.375%	201,000	186,930
08/15/20	8.875%	520,000	488,800
First Data Corp.(c)
09/24/15	9.875%	202,000	169,175
Freescale Semiconductor, Inc. Senior Secured(a)(b)
04/15/18	9.250%	520,000	534,300
Interactive Data Corp.
08/01/18	10.250%	735,000	790,125
NXP BV/Funding LLC Senior Secured(a)(b)
08/01/18	9.750%	570,000	584,250
iGate Corp.(a)
05/01/16	9.000%	422,000	396,680

Total			6,505,435
Transportation Services 0.4%
AE Escrow Corp. Senior Unsecured(a)(h)
03/15/20	9.750%	308,000	295,680
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	254,000	232,410
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	1,790,000	2,085,350
Hertz Corp. (The)
10/15/18	7.500%	445,000	424,975
Hertz Corp. (The)(c)
01/15/21	7.375%	244,000	222,955

Total			3,261,370
Wireless 2.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured(a)
05/01/17	7.750%	315,000	335,475
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	956,000	959,585
Cricket Communications, Inc.(a) Senior Notes
10/15/20	7.750%	206,000	177,160
Crown Castle International Corp. Senior Unsecured
01/15/15	9.000%	310,000	328,600
MetroPCS Wireless, Inc.
09/01/18	7.875%	365,000	355,875
11/15/20	6.625%	49,000	43,120
NII Capital Corp.
08/15/16	10.000%	210,000	229,950
Nextel Communications, Inc.
08/01/15	7.375%	117,000	110,858

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wireless (cont.)
Rogers Communications, Inc.(b)
08/15/18	6.800%	$5,850,000	$7,076,419
SBA Telecommunications, Inc.
08/15/19	8.250%	897,000	941,850
Sprint Capital Corp.
11/15/28	6.875%	285,000	213,037
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	1,453,000	1,351,290
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	8,045,024
Wind Acquisition Finance SA(a)(b) Secured
07/15/17	11.750%	939,000	798,150
Senior Secured
02/15/18	7.250%	438,000	372,300

Total			21,338,693
Wirelines 7.3%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	5,925,000	7,016,871
09/01/40	5.350%	4,000,000	4,181,212
08/15/41	5.550%	1,935,000	2,083,256
Cincinnati Bell, Inc.
10/15/17	8.250%	495,000	480,150
Deutsche Telekom International Finance BV(a)(b)
04/11/16	3.125%	9,864,000	9,813,368
Embarq Corp. Senior Unsecured
06/01/36	7.995%	10,165,000	9,537,759
France Telecom SA Senior Unsecured(b)
09/14/16	2.750%	7,500,000	7,442,332
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	712,000	690,640
04/15/22	8.750%	345,000	342,412
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	98,000	90,160
Level 3 Communications, Inc. Senior Unsecured(a)(c)
02/01/19	11.875%	555,000	527,250
Level 3 Escrow, Inc. Senior Unsecured(a)(c)
07/01/19	8.125%	233,000	205,914
Level 3 Financing, Inc.
02/15/17	8.750%	370,000	340,862
Level 3 Financing, Inc.(a)(c)
04/01/19	9.375%	315,000	292,950
Level 3 Financing, Inc.(c)
02/01/18	10.000%	229,000	219,840
PAETEC Holding Corp.
12/01/18	9.875%	790,000	827,525
Senior Secured
06/30/17	8.875%	435,000	456,750

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Qwest Corp. Senior Unsecured
06/15/23	7.500%	$400,000	$394,532
Telecom Italia Capital SA(b)
07/18/36	7.200%	3,195,000	2,920,668
Telefonica Emisiones SAU(b)
01/15/15	4.949%	2,900,000	2,861,123
06/20/16	6.421%	1,855,000	1,901,820
07/03/17	6.221%	730,000	737,729
Tw telecom holdings, inc.
03/01/18	8.000%	347,000	360,880
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	8,445,000	10,436,551
Windstream Corp.
09/01/18	8.125%	290,000	292,175
10/15/20	7.750%	700,000	682,500

Total			65,137,229
Total Corporate Bonds & Notes
(Cost: $869,537,960)			$858,716,736

Residential Mortgage-Backed Securities — Agency —%
Government National Mortgage Association(i)
01/15/19	10.000%	218	249
Total Residential Mortgage-Backed Securities — Agency
(Cost: $220)			$249

Residential Mortgage-Backed Securities — Non-Agency —%
Citicorp Mortgage Securities, Inc. CMO Series 2007-4 Class B2(d)(i)(j)
05/25/37	5.941%	901,819	9
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $1,326,523)			$9

U.S. Treasury Obligations 0.3%
U.S. Treasury
08/15/21	2.125%	2,500,000	2,544,150
Total U.S. Treasury Obligations
(Cost: $2,517,988)			$2,544,150

Borrower	Weighted Average Coupon
Senior Loans 0.1%
Consumer Cyclical Services 0.1%
Avis Budget Car Rental LLC Tranche B Term Loan(j)(k)(l)
TBD	TBD	776,000	770,824
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(j)(l)
04/25/17	9.250%	237,000	224,083

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Gaming (cont.)
ROC Finance LLC Tranche B Term Loan(j)(l)
08/19/17	8.500%	$158,000	$155,433

Total			379,516
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (j)(k)(l)
TBD	TBD	237,000	223,373
Total Senior Loans
(Cost: $1,386,891)			$1,373,713

Issuer		Shares
Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
CMP Susquehanna Corp.(a)(f)(g)(m)		8,101	81
Total Consumer Discretionary			81
Total Warrants
(Cost: $81)			$81

Money Market Fund 3.7%
Columbia Short-Term Cash Fund,
0.125%(n)(o)		33,290,724	33,290,724
Total Money Market Fund
(Cost: $33,290,724)			$33,290,724

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 4.7%
Certificates of Deposit 0.3%
ABM AMRO Bank N.V.
10/12/11	0.310%	$999,742	$999,742
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	499,520
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	1,000,000	1,000,000

Total			2,499,262
Repurchase Agreements 4.4%
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $20,000,267(p)
	0.160%	20,000,000	20,000,000
Pershing LLC dated 09/30/2011, matures 10/03/2011, repurchase price $3,000,045(p)
	0.180%	3,000,000	3,000,000
Royal Bank of Canada dated 09/30/2011, matures 10/03/2011, repurchase price $16,111,783(p)
	0.080%	16,111,676	16,111,676

Total			39,111,676
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $41,610,938)			$41,610,938
Total Investments
(Cost: $949,671,325)			$937,536,600
Other Assets & Liabilities, Net			(46,722,853)
Net Assets			$890,813,747

At September 30, 2011, $1,160,700 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 5-year	(139)	$(17,025,329)	January 2012	$—	$(3,608)
U.S. Treasury Note, 10-year	(761)	(99,001,344)	December 2011	—	(389,201)
U.S. Treasury Ultra Bond, 30-year	52	8,248,500	December 2011	760,904	—
Total		$(107,778,173)		$760,904	$(392,809)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $146,715,341 or 16.47% of net assets.

(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $129,544,670 or 14.54% of net assets.

(c)	At September 30, 2011, security was partially or fully on loan.

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2011, the value of these securities amounted to $22,484, which represents less than 0.01% of net assets.

(e)	Negligible market value.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $81, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
CMP Susquehanna Corp.	03/26/09	$81
Six Flags, Inc.
06/01/14 9.625%	05/07/10	—

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $81, which represents less than 0.01% of net assets.

(h)	Represents a security purchased on a when-issued or delayed delivery basis.

(i)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(k)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Non-income producing.

(n)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(o)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$270,247,582	$(236,956,858)	$—	$33,290,724	$5,081	$33,290,724

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$196,727
Fannie Mae Pool	6,493,425
Fannie Mae REMICS	4,226,477
Fannie Mae Whole Loan	34,895
Federal Home Loan Bank of Chicago	41,504
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	218,611
Freddie Mac Gold Pool	3,588,223
Freddie Mac REMICS	5,515,405
Ginnie Mae II Pool	84,733
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.180%)
Security Description	Value
Fannie Mae Pool	$834,400
Fannie Mae REMICS	529,487
Fannie Mae Whole Loan	5,963
Fannie Mae-Aces	11,603
Freddie Mac REMICS	987,149
Ginnie Mae I Pool	476,834
Government National Mortgage Association	214,564
Total Market Value of Collateral Securities	$3,060,000

Royal Bank of Canada (0.080%)
Security Description	Value
Fannie Mae Pool	$6,667,251
Freddie Mac Gold Pool	4,071,900
Freddie Mac Non Gold Pool	998,140
Freddie Mac REMICS	4,696,618
Total Market Value of Collateral Securities	$16,433,909

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind
TBD	To Be Determined

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$858,716,736	$—	$858,716,736
Residential Mortgage-Backed Securities – Agency	—	249	—	249
Residential Mortgage-Backed Securities – Non-Agency	—	9	—	9
U.S. Treasury Obligations	2,544,150	—	—	2,544,150
Total Bonds	2,544,150	858,716,994	—	861,261,144
Equity Securities
Warrants
Consumer Discretionary	—	—	81	81
Total Equity Securities	—	—	81	81
Other
Senior Loans	—	1,373,713	—	1,373,713
Affiliated Money Market Fund(c)	33,290,724	—	—	33,290,724
Investments of Cash Collateral Received for Securities on Loan	—	41,610,938	—	41,610,938
Total Other	33,290,724	42,984,651	—	76,275,375
Investments in Securities	35,834,874	901,701,645	81	937,536,600
Derivatives(d)
Assets
Futures Contracts	760,904	—	—	760,904
Liabilities
Futures Contracts	(392,809)	—	—	(392,809)
Total	$36,202,969	$901,701,645	$81	$937,904,695

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Warrants	Preferred Stocks	Total
Balance as of March 31, 2011	$2,676,525	$81	$71	$2,676,677
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	—	—	—	—
Sales	—	—	(71)	(71)
Purchases	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(2,676,525)	—	—	(2,676,525)
Balance as of September 30, 2011	$—	$81	$—	$81

*	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Assets and Liabilities – Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $874,769,663)	$862,634,938
Affiliated issuers (identified cost $33,290,724)	33,290,724
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $2,499,262)	2,499,262
Repurchase agreements (identified cost $39,111,676)	39,111,676
Total investments (identified cost $949,671,325)	937,536,600
Cash	681
Margin deposits on futures contracts	1,160,700
Receivable for:
Capital shares sold	6,602,378
Investments sold	5,893,371
Dividends	3,003
Interest	11,410,731
Variation margin on futures contracts	22,401
Expense reimbursement due from Investment Manager	1,559
Prepaid expense	15,141
Trustees’ deferred compensation plan	54,323
Other assets	225,416
Total assets	962,926,304

Liabilities
Due upon return of securities on loan	41,610,938
Payable for:
Investments purchased	25,570,201
Investments purchased on a delayed delivery basis	1,774,338
Capital shares purchased	469,070
Dividend distributions to shareholders	2,373,017
Investment management fees	10,428
Distribution and service fees	1,924
Transfer agent fees	136,226
Administration fees	1,645
Chief compliance officer expenses	380
Other expenses	110,067
Trustees’ deferred compensation plan	54,323
Total liabilities	72,112,557
Net assets applicable to outstanding capital stock	$890,813,747

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Statement of Assets and Liabilities (continued) – Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$907,591,223
Excess of distributions over net investment income	(955,900)
Accumulated net realized loss	(3,702,372)
Unrealized appreciation (depreciation) on:
Investments	(12,134,725)
Futures contracts	368,095
Swap contracts	(352,574)
Total — representing net assets applicable to outstanding capital stock	$890,813,747
*Value of securities on loan	$40,462,733
Net assets applicable to outstanding shares
Class A	$94,767,152
Class B	$3,846,897
Class C	$10,524,414
Class I	$225,928,684
Class W	$139,547,020
Class Z	$416,199,580
Shares outstanding
Class A	9,605,476
Class B	389,930
Class C	1,066,751
Class I	22,897,556
Class W	14,144,754
Class Z	42,186,743
Net asset value per share
Class A(a)	$9.87
Class B	$9.87
Class C	$9.87
Class I	$9.87
Class W	$9.87
Class Z	$9.87

(a)	The maximum offering price per share for Class A is $10.36. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Statement of Operations – Columbia Corporate Income Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$20,042
Interest	17,300,662
Dividends from affiliates	5,081
Income from securities lending — net	20,245
Total income	17,346,030
Expenses:
Investment management fees	1,529,685
Distribution fees
Class B	15,295
Class C	37,401
Service fees
Class A	106,573
Class B	5,096
Class C	12,485
Class W	131,616
Transfer agent fees
Class A	83,933
Class B	4,238
Class C	9,690
Class W	103,190
Class Z	407,154
Administration fees	358,683
Compensation of board members	19,513
Pricing and bookkeeping fees	37,889
Custodian fees	24,474
Printing and postage fees	56,845
Registration fees	58,549
Professional fees	39,261
Line of credit interest expense	85
Chief compliance officer expenses	652
Other	11,896
Total expenses	3,054,203
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(311,078)
Fees waived by distributor — Class C	(7,420)
Expense reductions	(2,646)
Total net expenses	2,733,059
Net investment income	14,612,971

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	32,836,975
Futures contracts	(6,433,040)
Swap contracts	(47,583)
Net realized gain	26,356,352
Net change in unrealized appreciation (depreciation) on:
Investments	(17,265,834)
Futures contracts	455,616
Swap contracts	(6,411)
Net change in unrealized depreciation	(16,816,629)
Net realized and unrealized gain	9,539,723
Net increase in net assets resulting from operations	$24,152,694

The accompanying Notes to Financial Statements are an integral part of this statement.

20

Statement of Changes in Net Assets – Columbia Corporate Income Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$14,612,971	$28,029,863
Net realized gain	26,356,352	12,056,581
Net change in unrealized depreciation	(16,816,629)	(2,011,493)
Net increase in net assets resulting from operations	24,152,694	38,074,951

Distributions to shareholders from:
Net investment income
Class A	(1,641,566)	(4,481,416)
Class B	(63,587)	(251,572)
Class C	(162,973)	(519,875)
Class I	(2,446,054)	(517,220)
Class W	(2,027,796)	(1,678,751)
Class Z	(8,394,903)	(21,713,307)
Total distributions to shareholders	(14,736,879)	(29,162,141)
Increase in net assets from share transactions	185,201,422	132,880,043
Total increase in net assets	194,617,237	141,792,853
Net assets at beginning of period	696,196,510	554,403,657
Net assets at end of period	$890,813,747	$696,196,510
Excess of distributions over net investment income	$(955,900)	$(831,992)

(a)	Class I and Class W are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

21

Statement of Changes in Net Assets (continued) – Columbia Corporate Income Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,770,893	17,586,346	1,507,952	14,565,372
Distributions reinvested	119,597	1,184,842	326,686	3,163,931
Redemptions	(716,281)	(7,088,558)	(2,358,254)	(22,786,915)
Net increase (decrease)	1,174,209	11,682,630	(523,616)	(5,057,612)
Class B shares
Subscriptions	59,610	592,700	51,445	495,733
Distributions reinvested	3,949	39,115	17,124	165,660
Redemptions	(120,927)	(1,196,900)	(311,899)	(3,013,501)
Net decrease	(57,368)	(565,085)	(243,330)	(2,352,108)
Class C shares
Subscriptions	159,581	1,592,506	183,718	1,774,340
Distributions reinvested	10,261	101,640	31,891	308,829
Redemptions	(127,933)	(1,266,896)	(372,498)	(3,606,826)
Net increase (decrease)	41,909	427,250	(156,889)	(1,523,657)
Class I shares
Subscriptions	14,922,281	148,948,832	10,334,592	100,306,262
Distributions reinvested	246,746	2,443,954	53,189	517,152
Redemptions	(2,436,876)	(24,321,063)	(222,376)	(2,163,407)
Net increase	12,732,151	127,071,723	10,165,405	98,660,007
Class W shares
Subscriptions	5,163,348	50,940,096	11,612,702	112,516,104
Distributions reinvested	204,698	2,027,746	173,020	1,678,648
Redemptions	(1,967,449)	(19,475,085)	(1,041,565)	(10,082,908)
Net increase	3,400,597	33,492,757	10,744,157	104,111,844
Class Z shares
Subscriptions	6,599,541	65,464,872	10,893,155	105,352,950
Distributions reinvested	236,961	2,346,796	782,503	7,573,182
Redemptions	(5,525,080)	(54,719,521)	(18,133,934)	(173,884,563)
Net increase (decrease)	1,311,422	13,092,147	(6,458,276)	(60,958,431)
Total net increase	18,602,920	185,201,422	13,527,451	132,880,043

(a)	Class I and Class W are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights – Columbia Corporate Income Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$9.71		$9.53		$7.61		$9.06		$9.68		$9.62
Income from investment operations:
Net investment income	0.19		0.50		0.54		0.50		0.51		0.49
Net realized and unrealized gain (loss)	0.16		0.19		1.95		(1.45)		(0.62)		0.08
Total from investment operations	0.35		0.69		2.49		(0.95)		(0.11)		0.57
Less distributions to shareholders from:
Net investment income	(0.19)		(0.51)		(0.57)		(0.50)		(0.51)		(0.51)
Total distributions to shareholders	(0.19)		(0.51)		(0.57)		(0.50)		(0.51)		(0.51)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.87		$9.71		$9.53		$7.61		$9.06		$9.68
Total return	3.63%		7.43%		33.42%		(10.77%	)	(1.15%	)	6.04%(b	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.03%	(d)(e)	1.03%		0.95%	(e)	1.03%	(e)	1.00%	(e)	0.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.93%	(d)(e)(g)	0.96%	(g)	0.95%	(e)(g)	1.03%	(e)(g)	1.00%	(e)(g)	0.97%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.03%	(d)	1.02%		0.95%		1.03%		1.00%		0.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.93%	(d)(g)	0.95%	(g)	0.95%	(g)	1.03%	(g)	1.00%	(g)	0.97%	(g)
Net investment income	3.83%	(d)(g)	5.14%	(g)	6.04%	(g)	5.95%	(g)	5.41%	(g)	5.13%	(g)
Supplemental data
Net assets, end of period (in thousands)	$94,767		$81,879		$85,361		$71,290		$108,294		$123,330
Portfolio turnover	154%		108%		131%		147%		193%		142%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

23

Financial Highlights (continued) – Columbia Corporate Income Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.71		$9.53		$7.61		$9.06		$9.68		$9.62
Income from investment operations:
Net investment income	0.15		0.43		0.48		0.43		0.44		0.42
Net realized and unrealized gain (loss)	0.16		0.19		1.95		(1.45)		(0.62)		0.07
Total from investment operations	0.31		0.62		2.43		(1.02)		(0.18)		0.49
Less distributions to shareholders from:
Net investment income	(0.15)		(0.44)		(0.51)		(0.43)		(0.44)		(0.43)
Total distributions to shareholders	(0.15)		(0.44)		(0.51)		(0.43)		(0.44)		(0.43)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.87		$9.71		$9.53		$7.61		$9.06		$9.68
Total return	3.24%		6.64%		32.44%		(11.44%	)	(1.88%	)	5.26%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.80%	(d)(e)	1.78%		1.70%	(e)	1.78%	(e)	1.75%	(e)	1.72%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.69%	(d)(e)(g)	1.71%	(g)	1.70%	(e)(g)	1.78%	(e)(g)	1.75%	(e)(g)	1.72%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.80%	(d)	1.77%		1.70%		1.78%		1.75%		1.72%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.69%	(d)(g)	1.70%	(g)	1.70%	(g)	1.78%	(g)	1.75%	(g)	1.72%	(g)
Net investment income	3.09%	(d)(g)	4.42%	(g)	5.33%	(g)	5.17%	(g)	4.67%	(g)	4.38%	(g)
Supplemental data
Net assets, end of period (in thousands)	$3,847		$4,344		$6,583		$7,705		$14,290		$20,105
Portfolio turnover	154%		108%		131%		147%		193%		142%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24

Financial Highlights (continued) – Columbia Corporate Income Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.71		$9.53		$7.61		$9.06		$9.68		$9.62
Income from investment operations:
Net investment income	0.16		0.44		0.49		0.45		0.45		0.44
Net realized and unrealized gain (loss)	0.16		0.20		1.95		(1.45)		(0.61)		0.07
Total from investment operations	0.32		0.64		2.44		(1.00)		(0.16)		0.51
Less distributions to shareholders from:
Net investment income	(0.16)		(0.46)		(0.52)		(0.45)		(0.46)		(0.45)
Total distributions to shareholders	(0.16)		(0.46)		(0.52)		(0.45)		(0.46)		(0.45)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.87		$9.71		$9.53		$7.61		$9.06		$9.68
Total return	3.32%		6.79%		32.63%		(11.31%	)	(1.74%	)	5.41%(b	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.78%	(d)(e)	1.78%		1.70%	(e)	1.78%	(e)	1.75%	(e)	1.72%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.53%	(d)(e)(g)	1.56%	(g)	1.55%	(e)(g)	1.63%	(e)(g)	1.60%	(e)(g)	1.57%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.78%	(d)	1.77%		1.70%		1.78%		1.75%		1.72%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.53%	(d)(g)	1.55%	(g)	1.55%	(g)	1.63%	(g)	1.60%	(g)	1.57%	(g)
Net investment income	3.23%	(d)(g)	4.55%	(g)	5.45%	(g)	5.35%	(g)	4.81%	(g)	4.52%	(g)
Supplemental data
Net assets, end of period (in thousands)	$10,524		$9,952		$11,265		$9,974		$14,510		$16,660
Portfolio turnover	154%		108%		131%		147%		193%		142%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

25

Financial Highlights (continued) – Columbia Corporate Income Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$9.71		$9.84
Income from investment operations:
Net investment income	0.21		0.25
Net realized and unrealized gain (loss)	0.16		(0.11)
Total from investment operations	0.37		0.14
Less distributions to shareholders from:
Net investment income	(0.21)		(0.27)
Total distributions to shareholders	(0.21)		(0.27)
Net asset value, end of period	$9.87		$9.71
Total return	3.80%		1.50%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.59%	(c)(d)	0.65%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.59%	(c)(d)(f)	0.65%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.59%	(c)	0.65%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.59%	(c)(f)	0.65%	(c)(f)
Net investment income	4.16%	(c)(f)	5.15%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$225,929		$98,729
Portfolio turnover	154%		108%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26

Financial Highlights (continued) – Columbia Corporate Income Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$9.71		$9.84
Income from investment operations:
Net investment income	0.19		0.23
Net realized and unrealized gain (loss)	0.16		(0.10)
Total from investment operations	0.35		0.13
Less distributions to shareholders from:
Net investment income	(0.19)		(0.26)
Total distributions to shareholders	(0.19)		(0.26)
Net asset value, end of period	$9.87		$9.71
Total return	3.63%		1.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.03%	(c)(d)	1.06%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.93%	(c)(d)(f)	0.95%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.03%	(c)	1.06%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.93%	(c)(f)	0.95%	(c)(f)
Net investment income	3.83%	(c)(f)	4.70%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$139,547		$104,340
Portfolio turnover	154%		108%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

27

Financial Highlights (continued) – Columbia Corporate Income Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$9.71		$9.53		$7.61		$9.06		$9.68		$9.62
Income from investment operations:
Net investment income	0.20		0.52		0.56		0.52		0.53		0.52
Net realized and unrealized gain (loss)	0.16		0.20		1.96		(1.45)		(0.61)		0.07
Total from investment operations	0.36		0.72		2.52		(0.93)		(0.08)		0.59
Less distributions to shareholders from:
Net investment income	(0.20)		(0.54)		(0.60)		(0.52)		(0.54)		(0.53)
Total distributions to shareholders	(0.20)		(0.54)		(0.60)		(0.52)		(0.54)		(0.53)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.87		$9.71		$9.53		$7.61		$9.06		$9.68
Total return	3.76%		7.70%		33.74%		(10.55%	)	(0.90%	)	6.31%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.78%	(d)(e)	0.78%		0.70%	(e)	0.78%	(e)	0.75%	(e)	0.72%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.68%	(d)(e)(g)	0.71%	(g)	0.70%	(e)(g)	0.78%	(e)(g)	0.75%	(e)(g)	0.72%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.78%	(d)	0.77%		0.70%		0.78%		0.75%		0.72%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.68%	(d)(g)	0.70%	(g)	0.70%	(g)	0.78%	(g)	0.75%	(g)	0.72%	(g)
Net investment income	4.07%	(d)(g)	5.37%	(g)	6.29%	(g)	6.22%	(g)	5.66%	(g)	5.39%	(g)
Supplemental data
Net assets, end of period (in thousands)	$416,200		$396,952		$451,195		$358,348		$478,519		$509,037
Portfolio turnover	154%		108%		131%		147%		193%		142%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28

Notes to Financial Statements – Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

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Columbia Corporate Income Fund

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Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund

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Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts as a protection buyer to reduce overall credit exposure.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to

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Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011
Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$368,095*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$(47,583)	$(47,583)
Interest rate contracts	(6,433,040)	—	(6,433,040)
Total	$(6,433,040)	$(47,583)	$(6,480,623)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$(6,411)	$(6,411)
Interest rate contracts	455,616	—	455,616
Total	$455,616	$(6,411)	$449,205

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Futures Contracts	2,496
Aggregate Notional Opened
Credit Default Swap Contracts — Buy Protection	$9,500,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interposition between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

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Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income is recorded net of any non-reclaimable tax withholdings, on the ex-date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.42% to 0.32% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.42% of the Fund’s average daily net assets.

33

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.15% to 0.10% as the Fund’s net assets increased. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.10% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.21
Class C	0.19
Class W	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $2,630.

34

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $35,991 for Class A, $1,299 for Class B and $105 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.92%
Class B	1.67
Class C	1.67
Class I	0.62
Class W	0.92
Class Z	0.67

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.95%
Class B	1.70
Class C	1.70
Class I	0.65
Class W	0.95
Class Z	0.70

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Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $949,671,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,473,000
Unrealized depreciation	(28,607,000)

Net unrealized depreciation	$(12,134,000)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$2,624,677
2016	4,172,850
2017	15,893,321
2018	6,922,021

Total	$29,612,869

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,279,357,731 and $1,117,650,810, respectively, for the six months ended September 30, 2011 of which $240,569,846 and $277,715,823, respectively, were U.S. Government Securities.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $40,462,733 were on loan, secured by cash collateral of $41,610,938 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

36

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through June 27, 2011, these credits reduced total expenses by $16.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, three shareholder accounts owned 74.5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $2,200,000 at a weighted average interest rate of 1.39%.

Note 11. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

37

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

38

Columbia Corporate Income Fund

September 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

39

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40

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Corporate Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

41

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1185 C (11/11)

Columbia U.S. Treasury Index Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board

announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia U.S. Treasury Index Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C		I	Z
Inception	11/25/02		11/25/02		11/25/02		09/27/10	06/04/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	8.69	3.53	8.28	3.28	8.36	7.36	8.83	8.82
1-year	5.52	0.48	4.73	–0.27	4.89	3.89	5.77	5.78
5-year	6.34	5.30	5.55	5.22	5.70	5.70	n/a	6.60
10-year/Life	5.01	4.50	4.32	4.32	4.45	4.45	5.75	5.24

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, Class B, Class C and Class Z share performance information includes returns of Trust shares of the Galaxy II U.S. Treasury Index Fund, the predecessor to the Fund and a series of the Galaxy Fund (the “Predecessor Fund”), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class Z shares were initially offered by the Fund. These returns shown for all share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class A, Class B and Class C shares.

Class I shares were initially offered on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+8.69% Class A shares (without sales charge)

+8.92% Citigroup Bond U.S. Treasury Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	11.86
Class B	11.86
Class C	11.86
Class I	11.86
Class Z	11.86

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.12
Class B	0.08
Class C	0.09
Class I	0.14
Class Z	0.14

Portfolio Breakdown(a)

as of 09/30/11 (%)
U.S. Treasury Obligations	99.7
Other (b)	0.3
(a)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(b)	Cash & Cash Equivalents.

[1]

The Citigroup Bond U.S. Treasury Index is an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia U.S. Treasury Index Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.90	1,022.75	2.35	2.28	0.45
Class B	1,000.00	1,000.00	1,082.80	1,019.00	6.25	6.06	1.20
Class C	1,000.00	1,000.00	1,083.60	1,019.75	5.47	5.30	1.05
Class I	1,000.00	1,000.00	1,088.30	1,024.00	1.04	1.01	0.20
Class Z	1,000.00	1,000.00	1,088.20	1,024.00	1.04	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
U.S. Treasury Obligations 99.3%
U.S. Treasury
09/30/12	4.250%	$7,175,000	$7,463,959
12/31/12	0.625%	2,940,000	2,955,503
01/15/13	1.375%	4,560,000	4,627,155
03/31/13	2.500%	6,215,000	6,422,817
04/15/13	1.750%	13,580,000	13,889,217
10/15/13	0.500%	3,870,000	3,885,116
11/15/13	0.500%	8,650,000	8,682,437
02/28/14	1.875%	12,705,000	13,161,592
04/30/14	1.875%	4,180,000	4,339,036
05/15/14	1.000%	1,980,000	2,010,319
06/30/14	2.625%	6,565,000	6,961,467
08/15/14	0.500%	2,480,000	2,486,398
09/15/14	0.250%	2,555,000	2,542,429
09/30/14	2.375%	3,175,000	3,358,431
10/31/14	2.375%	10,115,000	10,706,889
01/31/15	2.250%	4,275,000	4,518,808
02/15/15	11.250%	7,905,000	10,734,128
05/31/15	2.125%	5,895,000	6,220,581
10/31/15	1.250%	4,715,000	4,814,826
01/31/16	2.000%	2,215,000	2,328,864
02/15/16	4.500%	12,520,000	14,508,527
02/29/16	2.125%	1,600,000	1,691,750
04/30/16	2.000%	1,720,000	1,809,234
06/30/16	1.500%	2,805,000	2,882,362
08/31/17	1.875%	6,215,000	6,455,831
10/31/17	1.875%	2,600,000	2,697,703
05/15/18	3.875%	5,220,000	6,062,946
06/30/18	2.375%	2,075,000	2,207,281
07/31/18	2.250%	1,890,000	1,994,540
08/31/18	1.500%	2,130,000	2,140,318
02/15/20	3.625%	11,080,000	12,790,475
05/15/20	3.500%	5,925,000	6,785,488
05/15/21	3.125%	4,700,000	5,216,624
08/15/22	7.250%	3,970,000	5,994,700
02/15/27	6.625%	460,000	702,938
08/15/27	6.375%	2,780,000	4,181,292
08/15/28	5.500%	2,305,000	3,219,437
11/15/28	5.250%	1,525,000	2,078,528
08/15/29	6.125%	2,915,000	4,368,856
05/15/37	5.000%	1,175,000	1,635,821
08/15/39	4.500%	2,740,000	3,586,402
U.S. Treasury(a)
11/30/12	0.500%	4,085,000	4,099,681
02/15/13	1.375%	9,500,000	9,645,469
02/28/13	0.625%	3,535,000	3,554,884
03/31/13	0.750%	1,820,000	1,834,287
04/30/13	0.625%	6,155,000	6,192,238
05/31/13	0.500%	5,605,000	5,628,646

Issuer	Coupon Rate	Principal Amount	Value
U.S. Treasury Obligations (continued)
06/30/13	0.375%	$2,645,000	$2,650,793
07/15/13	1.000%	12,765,000	12,927,498
07/31/13	0.375%	3,110,000	3,116,680
08/31/13	0.125%	2,685,000	2,677,868
04/15/14	1.250%	1,255,000	1,282,257
06/15/14	0.750%	2,365,000	2,387,912
07/15/14	0.625%	2,665,000	2,681,230
02/15/15	4.000%	6,690,000	7,461,966
11/30/15	1.375%	10,970,000	11,254,540
03/31/16	2.250%	1,350,000	1,435,118
04/30/16	2.625%	2,270,000	2,450,535
05/31/16	1.750%	1,715,000	1,783,463
07/31/16	1.500%	2,710,000	2,782,845
08/31/16	1.000%	2,725,000	2,731,813
11/15/16	7.500%	6,055,000	8,030,444
12/31/16	3.250%	10,770,000	11,993,407
04/30/17	3.125%	11,585,000	12,852,109
02/15/18	3.500%	8,050,000	9,143,665
02/28/18	2.750%	1,625,000	1,770,234
05/31/18	2.375%	1,190,000	1,266,696
08/15/19	3.625%	5,350,000	6,160,857
11/15/19	3.375%	8,125,000	9,214,254
08/15/20	2.625%	4,050,000	4,337,615
11/15/20	2.625%	1,815,000	1,940,916
02/15/21	3.625%	5,885,000	6,798,552
08/15/21	2.125%	3,670,000	3,734,812
05/15/38	4.500%	6,195,000	8,068,987
02/15/39	3.500%	4,970,000	5,526,019
11/15/39	4.375%	2,420,000	3,111,213
02/15/40	4.625%	4,685,000	6,260,331
05/15/40	4.375%	2,455,000	3,160,051
08/15/40	3.875%	1,805,000	2,144,566
11/15/40	4.250%	3,160,000	3,995,918
02/15/41	4.750%	2,975,000	4,065,058
05/15/41	4.375%	3,450,000	4,456,986
08/15/41	3.750%	2,300,000	2,677,706
Total U.S. Treasury Obligations
(Cost: $395,477,260)			$424,411,144

		Shares
Money Market Fund 0.3%
Columbia Short-Term Cash Fund, 0.125%(b)(c)		1,417,615	1,417,615
Total Money Market Fund
(Cost: $1,417,615)			$1,417,615

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 4.1%
Repurchase Agreements 4.1%
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038(d)
	0.090%	$5,000,000	$5,000,000
MF Global, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183(d)
	0.220%	10,000,000	10,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $14,168,003(d)
	0.150%	2,455,378	2,455,378

Total			17,455,378

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,455,378)			$17,455,378
Total Investments
(Cost: $414,350,253)			$443,284,137
Other Assets & Liabilities, Net			(15,791,786)
Net Assets			$427,492,351

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.

(b)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(c)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$21,515,297	$(20,097,682)	$—	$1,417,615	$338	$1,417,615

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

MF Global, Inc. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$2,504,497
Total Market Value of Collateral Securities	$2,504,497

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
U.S. Treasury Obligations	$424,411,144	$—	$—	$424,411,144
Total Bonds	424,411,144	—	—	424,411,144
Other
Affiliated Money Market Fund(c)	1,417,615	—	—	1,417,615
Investments of Cash Collateral Received for Securities on Loan	—	17,455,378	—	17,455,378
Total Other	1,417,615	17,455,378	—	18,872,993
Total	$425,828,759	$17,455,378	$—	$443,284,137

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities – Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $395,477,260)	$424,411,144
Affiliated issuers (identified cost $1,417,615)	1,417,615
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $17,455,378)	17,455,378
Total investments (identified cost $414,350,253)	443,284,137
Cash	28
Receivable for:
Capital shares sold	579,819
Investments sold	15,858,256
Dividends	165
Interest	2,431,899
Expense reimbursement due from Investment Manager	2,118
Trustees’ deferred compensation plan	27,055
Total assets	462,183,477

Liabilities
Due upon return of securities on loan	17,455,378
Payable for:
Investments purchased	15,824,877
Capital shares purchased	800,730
Dividend distributions to shareholders	574,959
Investment management fees	1,169
Distribution and service fees	758
Administration fees	3,508
Other expenses	2,692
Trustees’ deferred compensation plan	27,055
Total liabilities	34,691,126
Net assets applicable to outstanding capital stock	$427,492,351

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities (continued) – Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$395,379,448
Excess of distributions over net investment income	(639,237)
Accumulated net realized gain	3,818,256
Unrealized appreciation (depreciation) on:
Investments	28,933,884
Total — representing net assets applicable to outstanding capital stock	$427,492,351
*Value of securities on loan	$114,906,947
Net assets applicable to outstanding shares
Class A	$52,411,310
Class B	$3,679,177
Class C	$12,864,591
Class I	$108,929,850
Class Z	$249,607,423
Shares outstanding
Class A	4,418,766
Class B	310,197
Class C	1,084,619
Class I	9,183,654
Class Z	21,044,345
Net asset value per share
Class A(a)	$11.86
Class B	$11.86
Class C	$11.86
Class I	$11.86
Class Z	$11.86

(a)	The maximum offering price per share for Class A is $12.45. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Operations – Columbia U.S. Treasury Index Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$4,490,445
Dividends from affiliates	338
Income from securities lending — net	63,643
Total income	4,554,426
Expenses:
Investment management fees	205,083
Distribution fees
Class B	14,062
Class C	47,863
Service fees
Class A	51,224
Class B	4,687
Class C	15,978
Administration fees	615,250
Compensation of board members	14,056
Line of credit interest expense	58
Other	1,202
Total expenses	969,463
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(424,046)
Fees waived by distributor — Class C	(9,514)
Expense reductions	(2,020)
Total net expenses	533,883
Net investment income	4,020,543

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,956,668
Net realized gain	4,956,668
Net change in unrealized appreciation (depreciation) on:
Investments	25,033,678
Net change in unrealized appreciation	25,033,678
Net realized and unrealized gain	29,990,346
Net increase in net assets resulting from operations	$34,010,889

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets – Columbia U.S. Treasury Index Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$4,020,543	$8,346,452
Net realized gain	4,956,668	10,420,614
Net change in unrealized appreciation (depreciation)	25,033,678	(3,380,514)
Net increase in net assets resulting from operations	34,010,889	15,386,552

Distributions to shareholders from:
Net investment income
Class A	(349,180)	(1,091,659)
Class B	(18,009)	(82,966)
Class C	(71,096)	(312,898)
Class I	(1,055,987)	(916,235)
Class Z	(2,400,941)	(7,417,445)
Net realized gains
Class A	(87,863)	(1,058,188)
Class B	(8,231)	(115,280)
Class C	(28,391)	(399,889)
Class I	(257,551)	(55)
Class Z	(539,749)	(6,977,073)
Total distributions to shareholders	(4,816,998)	(18,371,688)
Increase (decrease) in net assets from share transactions	(24,786,934)	51,609,392
Total increase in net assets	4,406,957	48,624,256
Net assets at beginning of period	423,085,394	374,461,138
Net assets at end of period	$427,492,351	$423,085,394
Excess of distributions over net investment income	$(639,237)	$(764,567)

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets (continued) – Columbia U.S. Treasury Index Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,595,712	18,666,208	2,069,013	23,492,987
Distributions reinvested	24,931	283,610	124,582	1,412,024
Redemptions	(986,223)	(11,191,146)	(2,647,070)	(30,099,461)
Net increase (decrease)	634,420	7,758,672	(453,475)	(5,194,450)
Class B shares
Subscriptions	6,697	78,337	37,879	433,067
Distributions reinvested	1,358	15,390	11,772	133,337
Redemptions	(65,311)	(736,082)	(204,886)	(2,315,670)
Net decrease	(57,256)	(642,355)	(155,235)	(1,749,266)
Class C shares
Subscriptions	168,046	1,923,909	165,289	1,884,048
Distributions reinvested	6,948	78,840	48,066	544,129
Redemptions	(281,920)	(3,194,475)	(782,293)	(8,852,655)
Net decrease	(106,926)	(1,191,726)	(568,938)	(6,424,478)
Class I shares
Subscriptions	3,295,493	38,347,773	11,553,981	128,323,763
Distributions reinvested	115,459	1,309,715	82,788	916,222
Redemptions	(5,385,990)	(61,047,082)	(478,077)	(5,278,910)
Net increase (decrease)	(1,975,038)	(21,389,594)	11,158,692	123,961,075
Class Z shares
Subscriptions	1,339,384	15,245,063	5,771,599	65,893,139
Distributions reinvested	139,810	1,589,661	674,373	7,642,007
Redemptions	(2,292,148)	(26,156,655)	(11,757,882)	(132,518,635)
Net decrease	(812,954)	(9,321,931)	(5,311,910)	(58,983,489)
Total net increase (decrease)	(2,317,754)	(24,786,934)	4,669,134	51,609,392

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights – Columbia U.S. Treasury Index Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$11.03		$11.12	$11.64		$11.27		$10.53		$10.45
Income from investment operations:
Net investment income	0.10		0.23	0.27		0.33		0.43		0.42
Net realized and unrealized gain (loss)	0.85		0.22	(0.45)		0.45		0.78		0.12
Total from investment operations	0.95		0.45	(0.18)		0.78		1.21		0.54
Less distributions to shareholders from:
Net investment income	(0.09)		(0.27)	(0.34)		(0.41)		(0.47)		(0.46)
Net realized gains	(0.03)		(0.27)	(0.00	)(a)	—		—		—
Total distributions to shareholders	(0.12)		(0.54)	(0.34)		(0.41)		(0.47)		(0.46)
Net asset value, end of period	$11.86		$11.03	$11.12		$11.64		$11.27		$10.53
Total return	8.69%		4.04%	(1.53%	)	7.13%		11.77%	(b)	5.30%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.66%	(d)(e)	0.66% (d)	0.66%	(d)	0.66%	(d)	0.66%	(d)	0.66%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.45%	(d)(e)(g)	0.45% (d)	0.48%	(d)	0.55%	(d)(g)	0.57%	(d)(g)	0.60%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.66%	(e)	0.66%	0.66%		0.66%		0.66%		0.66%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.45%	(e)(g)	0.45%	0.48%		0.55%	(g)	0.57%	(g)	0.60%
Net investment income	1.77%	(e)(g)	2.04%	2.44%		2.91%	(g)	3.94%	(g)	4.05%
Supplemental data
Net assets, end of period (in thousands)	$52,411		$41,739	$47,105		$79,114		$17,817		$5,235
Portfolio turnover	52%		142%	118%		126%		47%		39%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia U.S. Treasury Index Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$11.03		$11.12	$11.64		$11.27		$10.53		$10.45
Income from investment operations:
Net investment income	0.06		0.15	0.19		0.25		0.35		0.35
Net realized and unrealized gain (loss)	0.85		0.22	(0.45)		0.45		0.78		0.11
Total from investment operations	0.91		0.37	(0.26)		0.70		1.13		0.46
Less distributions to shareholders from:
Net investment income	(0.05)		(0.19)	(0.26)		(0.33)		(0.39)		(0.38)
Net realized gains	(0.03)		(0.27)	(0.00	)(a)	—		—		—
Total distributions to shareholders	(0.08)		(0.46)	(0.26)		(0.33)		(0.39)		(0.38)
Net asset value, end of period	$11.86		$11.03	$11.12		$11.64		$11.27		$10.53
Total return	8.28%		3.27%	(2.26%	)	6.32%		10.95%	(b)	4.52%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.41%	(d)(e)	1.41% (d)	1.41%	(d)	1.41%	(d)	1.41%	(d)	1.41%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.20%	(d)(e)(g)	1.20% (d)	1.23%	(d)	1.30%	(d)(g)	1.32%	(d)(g)	1.35%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.41%	(e)	1.41%	1.41%		1.41%		1.41%		1.41%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.20%	(e)(g)	1.20%	1.23%		1.30%	(g)	1.32%	(g)	1.35%
Net investment income	1.03%	(e)(g)	1.29%	1.69%		2.19%	(g)	3.25%	(g)	3.31%
Supplemental data
Net assets, end of period (in thousands)	$3,679		$4,053	$5,810		$10,179		$3,610		$1,488
Portfolio turnover	52%		142%	118%		126%		47%		39%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia U.S. Treasury Index Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$11.03		$11.12	$11.64		$11.27		$10.53		$10.45
Income from investment operations:
Net investment income	0.07		0.16	0.21		0.26		0.36		0.36
Net realized and unrealized gain (loss)	0.85		0.23	(0.46)		0.45		0.78		0.12
Total from investment operations	0.92		0.39	(0.25)		0.71		1.14		0.48
Less distributions to shareholders from:
Net investment income	(0.06)		(0.21)	(0.27)		(0.34)		(0.40)		(0.40)
Net realized gains	(0.03)		(0.27)	(0.00	)(a)	—		—		—
Total distributions to shareholders	(0.09)		(0.48)	(0.27)		(0.34)		(0.40)		(0.40)
Net asset value, end of period	$11.86		$11.03	$11.12		$11.64		$11.27		$10.53
Total return	8.36%		3.42%	(2.12%	)	6.48%		11.09%	(b)	4.67%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.41%	(d)(e)	1.41% (d)	1.41%	(d)	1.41%	(d)	1.41%	(d)	1.41%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.05%	(d)(e)(g)	1.05% (d)	1.08%	(d)	1.15%	(d)(g)	1.17%	(d)(g)	1.20%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.41%	(e)	1.41%	1.41%		1.41%		1.41%		1.41%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.05%	(e)(g)	1.05%	1.08%		1.15%	(g)	1.17%	(g)	1.20%
Net investment income	1.18%	(e)(g)	1.44%	1.83%		2.28%	(g)	3.30%	(g)	3.44%
Supplemental data
Net assets, end of period (in thousands)	$12,865		$13,142	$19,568		$32,440		$6,702		$973
Portfolio turnover	52%		142%	118%		126%		47%		39%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia U.S. Treasury Index Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$11.03		$11.76
Income from investment operations:
Net investment income	0.12		0.11
Net realized and unrealized gain (loss)	0.85		(0.43)
Total from investment operations	0.97		(0.32)
Less distributions to shareholders from:
Net investment income	(0.11)		(0.15)
Net realized gains	(0.03)		(0.26)
Total distributions to shareholders	(0.14)		(0.41)
Net asset value, end of period	$11.86		$11.03
Total return	8.83%		(2.78%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.41%	(c)(d)	0.41%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.20%	(c)(d)	0.20%	(c)(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.41%	(c)	0.41%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.20%	(c)	0.20%	(c)
Net investment income	2.03%	(c)	1.96%	(c)
Supplemental data
Net assets, end of period (in thousands)	$108,930		$123,074
Portfolio turnover	52%		142%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia U.S. Treasury Index Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$11.03		$11.11	$11.64		$11.27		$10.53		$10.45
Income from investment operations:
Net investment income	0.12		0.26	0.30		0.37		0.46		0.45
Net realized and unrealized gain (loss)	0.85		0.23	(0.46)		0.44		0.77		0.12
Total from investment operations	0.97		0.49	(0.16)		0.81		1.23		0.57
Less distributions to shareholders from:
Net investment income	(0.11)		(0.30)	(0.37)		(0.44)		(0.49)		(0.49)
Net realized gains	(0.03)		(0.27)	(0.00	)(a)	—		—		—
Total distributions to shareholders	(0.14)		(0.57)	(0.37)		(0.44)		(0.49)		(0.49)
Net asset value, end of period	$11.86		$11.03	$11.11		$11.64		$11.27		$10.53
Total return	8.82%		4.40%	(1.38%	)	7.40%		12.04%	(b)	5.53%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.41%	(d)(e)	0.41% (d)	0.41%	(d)	0.41%	(d)	0.42%	(d)	0.45%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.20%	(d)(e)(g)	0.20% (d)	0.23%	(d)	0.30%	(d)(g)	0.33%	(d)(g)	0.38%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.41%	(e)	0.41%	0.41%		0.41%		0.42%		0.45%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.20%	(e)(g)	0.20%	0.23%		0.30%	(g)	0.33%	(g)	0.38%
Net investment income	2.02%	(e)(g)	2.29%	2.64%		3.31%	(g)	4.24%	(g)	4.28%
Supplemental data
Net assets, end of period (in thousands)	$249,607		$241,078	$301,978		$294,640		$284,271		$138,132
Portfolio turnover	52%		142%	118%		126%		47%		39%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2008, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is

17

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.30% of the Fund’s average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the

18

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation.

Compensation of Board Members

Trustees are compensated for their services to the Fund as set forth in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,345 for Class A, $3,095 for Class B, $184 for Class C for the six months ended September 30, 2011.

Minimum Account Balance Fee

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $2,020.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class Z	0.20

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the

19

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to August 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class Z	0.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $414,350,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,956,000
Unrealized depreciation	(22,000)

Net unrealized appreciation	$28,934,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $214,210,011 and $238,598,375, respectively, for the six months ended September 30, 2011, of which $198,385,134 and $222,740,120, respectively, were U.S. Government securities.

Note 6. Lending of Portfolio Securities

Effective Juy 25, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $114,906,947 were on loan, secured by U.S. government securities valued at $98,950,770 and by cash collateral of $17,455,378 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees

20

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 25, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Shareholder Concentration

At September 30, 2011, two shareholder accounts owned 51.7% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 25, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $1,500,000 at a weighted average interest rate of 1.38%.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus

21

Columbia U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

25

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1200 C (11/11)

Columbia Bond Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled, as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Bond Fund

Average annual total return as of 09/30/11 (%)
Share class	A		B		C
Inception	03/31/08		03/07/11		03/31/08
Sales charge	without	with	without	with	without	with
6-month (cumulative)	5.19	0.20	4.80	–0.20	4.89	3.89
1-year	4.54	–0.46	n/a	n/a	3.74	2.75
5-year	5.92	4.89	n/a	n/a	5.40	5.40
10-year/Life	5.29	4.78	4.95	–0.05	5.03	5.03

Average annual total return as of 09/30/11 (%)
Share class	I	T		W	Y	Z
Inception	09/27/10	03/07/11		09/27/10	07/15/09	01/09/86
Sales charge	without	without	with	without	without	without
6-month (cumulative)	5.35	5.14	0.15	5.24	5.34	5.33
1-year	4.85	n/a	n/a	4.58	4.74	4.69
5-year	n/a	n/a	n/a	n/a	6.16	6.13
10-year/Life	4.84	5.36	0.36	4.57	5.41	5.39

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A and Class T shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions.

The Fund commenced operations on March 31, 2008. Class A, Class C, and Class Z share performance information includes the performance of Shares class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods prior to March 31, 2008, the date on which Class A and Class C shares were initially offered by the Fund. These returns reflect any differences in sales charges, but have not been restated to reflect any differences in expenses between the Predecessor Fund share class and the newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to March 31, 2008 would be lower for Class A and Class C shares, since these newer classes of shares are subject to higher distribution and service (Rule 12b-1) fees.

The returns for Class Y shares include the returns for Class Z shares prior to July 15, 2009. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class T and Class W shares are sold at net asset value with a service (12b-1) fee. Class I, Class W, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Y shares were initially offered by the Fund on July 15, 2009, Class I and Class W shares were initially offered by the Fund on September 27, 2010, and Class B and Class T shares were initially offered on March 7, 2011.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+5.19% Class A shares (without sales charge)

+6.20% Barclays Capital Aggregate Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	9.52
Class B	9.52
Class C	9.51
Class I	9.53
Class T	9.50
Class W	9.52
Class Y	9.53
Class Z	9.52

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.19
Class B	0.16
Class C	0.18
Class I	0.21
Class T	0.20
Class W	0.20
Class Y	0.21
Class Z	0.21

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Bond Fund

Portfolio Breakdown[1]

as of 09/30/11 (%)
Asset-Backed Securities — Non-Agency	1.7
Commercial Mortgage-Backed Securities — Agency	0.7
Commercial Mortgage-Backed Securities — Non-Agency	16.3
Common Stock	0.0	*
Corporate Bonds & Notes	24.4
Foreign Government Obligations	1.0
Municipal Bonds	1.1
Preferred Stocks	0.2
Residential Mortgage-Backed Securities — Agency	43.4
Residential Mortgage-Backed Securities — Non-Agency	0.0	*
Treasury Note Short-Term	1.3
U.S. Government & Agency Obligations	1.9
U.S. Treasury Obligations	3.9
Other[2]	4.1
*	Rounds to less than 0.1%.

[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

[2]	Includes Cash Equivalents.

Quality Breakdown[3]

as of 09/30/11 (%)
Treasury	3.9
Agency	46.4
AAA rating	15.8
AA rating	5.4
A rating	9.7
BBB rating	14.4
Non-rated	4.4
[3]	Excludes Investments of Cash Collateral Received for Securities on Loan.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

2

Understanding Your Expenses – Columbia Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.90	1,021.05	4.11	4.05	0.80
Class B	1,000.00	1,000.00	1,048.00	1,017.27	7.96	3.98	1.55
Class C	1,000.00	1,000.00	1,048.90	1,018.13	7.09	6.98	1.38
Class I	1,000.00	1,000.00	1,053.50	1,022.53	2.60	2.56	0.51
Class T	1,000.00	1,000.00	1,051.40	1,021.56	3.58	3.98	0.70
Class W	1,000.00	1,000.00	1,052.40	1,021.12	4.04	3.98	0.79
Class Y	1,000.00	1,000.00	1,053.40	1,022.52	2.61	2.57	0.51
Class Z	1,000.00	1,000.00	1,053.30	1,022.30	2.83	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 24.7%
Aerospace & Defense 0.3%
L-3 Communications Corp.
02/15/21	4.950%	$4,080,000	$4,257,447
Raytheon Co.
Senior Unsecured
08/15/27	7.200%	1,600,000	2,220,053

Total			6,477,500
Airlines —%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	340,438	339,587
Banking 5.3%
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	2,970,000	3,431,594
Barclays Bank PLC(a)
Senior Unsecured
09/22/16	5.000%	6,085,000	6,098,655
Barclays Bank PLC(a)(b)(c)
12/31/49	7.375%	7,710,000	7,276,312
Capital One Financial Corp.
Senior Unsecured
05/23/14	7.375%	955,000	1,066,725
Capital One/IV(c)
02/17/37	6.745%	5,050,000	4,822,750
Capital One/V
08/15/39	10.250%	3,410,000	3,461,150
Citigroup, Inc.
Subordinated Notes
08/27/12	5.625%	12,630,000	12,860,611
Comerica Bank
Subordinated Notes
08/22/17	5.200%	1,940,000	2,116,206
Discover Bank
Subordinated Notes
11/18/19	8.700%	5,090,000	5,815,559
Fifth Third Bancorp
Senior Unsecured
01/25/16	3.625%	3,540,000	3,598,803
ING Bank NV
Senior Unsecured(a)(b)
03/15/16	4.000%	3,285,000	3,305,160
JPMorgan Chase & Co.
Senior Unsecured
07/05/16	3.150%	10,375,000	10,307,625
JPMorgan Chase Capital XVIII
08/17/36	6.950%	380,000	379,064
JPMorgan Chase Capital XX
09/29/36	6.550%	3,113,000	3,143,601
JPMorgan Chase Capital XXIII(c)
05/15/47	1.286%	805,000	540,542
KeyCorp
Senior Unsecured
03/24/21	5.100%	7,350,000	7,416,922
Lloyds TSB Bank PLC
Bank Guaranteed(a)(b)
01/12/15	4.375%	5,300,000	5,185,568

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
Merrill Lynch & Co., Inc.
Senior Unsecured
04/25/13	6.150%	$1,195,000	$1,195,575
02/03/14	5.000%	3,420,000	3,351,648
Subordinated Notes
05/02/17	5.700%	1,465,000	1,306,735
National City Bank
Subordinated Notes
12/15/11	6.200%	715,000	721,259
National City Corp.
Senior Unsecured
01/15/15	4.900%	2,130,000	2,310,982
National City Preferred Capital Trust I(c)
12/31/49	12.000%	1,003,000	1,038,927
Scotland International Finance No. 2 BV
Bank Guaranteed(a)(b)
05/23/13	4.250%	1,700,000	1,660,306
State Street Corp.
03/15/18	4.956%	4,040,000	4,275,007
Senior Unsecured
03/07/16	2.875%	1,785,000	1,824,506
USB Capital XIII Trust
12/15/39	6.625%	2,170,000	2,179,396
Wells Fargo & Co.
Senior Unsecured
06/15/16	3.676%	10,360,000	10,780,885

Total			111,472,073
Brokerage 0.1%
Eaton Vance Corp.
Senior Unsecured
10/02/17	6.500%	1,255,000	1,431,587
Chemicals 0.7%
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	2,545,000	2,809,387
05/15/18	5.700%	2,125,000	2,364,500
05/15/19	8.550%	3,050,000	3,906,928
11/15/20	4.250%	2,335,000	2,347,544
05/15/39	9.400%	150,000	231,678
Lubrizol Corp.
Senior Unsecured
02/01/19	8.875%	2,555,000	3,465,096

Total			15,125,133
Diversified Manufacturing 0.3%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	3,515,000	4,150,336
Tyco International Ltd./Finance SA(a)
01/15/21	6.875%	2,460,000	3,084,304

Total			7,234,640
Electric 2.8%
American Electric Power Co., Inc.
Senior Unsecured
06/01/15	5.250%	3,470,000	3,846,384

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	$2,175,000	$2,349,348
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	2,615,000	3,025,712
09/15/17	6.150%	1,690,000	1,983,058
08/01/20	4.000%	3,785,000	3,992,755
03/15/36	5.900%	640,000	766,645
Senior Unsecured
07/15/18	6.950%	1,280,000	1,487,452
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%	155,000	211,646
Detroit Edison Co. (The)
1st Mortgage
10/01/20	3.450%	5,265,000	5,417,764
Dominion Resources, Inc.
Senior Unsecured
08/15/19	5.200%	335,000	386,816
Duke Energy Carolinas LLC
1st Mortgage
10/01/15	5.300%	305,000	349,738
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	790,000	890,791
FPL Energy National Wind LLC
Senior Secured(b)
03/10/24	5.608%	599,520	626,157
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,015,000	1,191,234
09/01/40	4.750%	4,965,000	5,289,756
MidAmerican Energy Holdings Co.
Senior Unsecured
10/01/12	5.875%	1,415,000	1,483,371
Nevada Power Co.
09/15/40	5.375%	7,295,000	8,517,768
Niagara Mohawk Power Corp.
Senior Unsecured(b)
08/15/19	4.881%	1,830,000	2,045,214
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/13	5.950%	785,000	845,680
Peco Energy Co.
1st Mortgage
03/01/18	5.350%	1,860,000	2,210,926
Southern California Edison Co.
1st Mortgage
01/15/16	5.000%	2,500,000	2,844,700
09/01/40	4.500%	2,760,000	2,995,097
Southern Co.
Senior Unsecured
01/15/12	5.300%	1,755,000	1,776,051
Virginia Electric and Power Co.
Senior Unsecured
11/30/12	5.100%	2,685,000	2,812,924

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	$1,715,000	$1,917,087

Total			59,264,074
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	3,085,000	3,502,064
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.(a)
04/15/15	3.625%	7,750,000	8,297,770
01/15/19	7.750%	1,865,000	2,422,055
ConAgra Foods, Inc.
Senior Unsecured
10/01/28	7.000%	3,600,000	4,178,117
General Mills, Inc.
Senior Unsecured
03/17/15	5.200%	5,210,000	5,841,165
Kraft Foods, Inc.
Senior Unsecured
02/09/16	4.125%	7,210,000	7,677,677
PepsiCo, Inc.
Senior Unsecured
01/15/20	4.500%	1,705,000	1,914,018

Total			30,330,802
Gas Distributors 0.4%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	2,415,000	2,877,545
03/15/19	8.500%	2,360,000	3,186,755
Sempra Energy
Senior Unsecured
06/01/16	6.500%	2,045,000	2,392,695

Total			8,456,995
Gas Pipelines 0.9%
Energy Transfer Partners LP
Senior Unsecured
07/01/13	6.000%	155,000	163,939
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	740,000	819,934
01/15/38	6.950%	1,585,000	1,766,841
09/01/39	6.500%	330,000	354,540
Nisource Finance Corp.
09/15/17	5.250%	685,000	743,154
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	1,215,000	1,398,979
05/01/19	8.750%	2,675,000	3,413,779
01/15/20	5.750%	545,000	594,438
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	2,580,000	3,327,243
TransCanada PipeLines Ltd.(a)(c)
05/15/67	6.350%	6,190,000	6,163,414

Total			18,746,261

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
Senior Unsecured
02/15/18	6.000%	$1,935,000	$2,296,154
Home Construction —%
D.R. Horton, Inc.
09/15/14	5.625%	365,000	359,525
Independent Energy 0.4%
Canadian Natural Resources Ltd.
Senior Unsecured(a)
03/15/38	6.250%	3,870,000	4,588,028
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	1,290,000	1,563,770
Nexen, Inc.(a)
Senior Unsecured
03/10/35	5.875%	1,080,000	1,056,435
07/30/39	7.500%	1,610,000	1,885,613

Total			9,093,846
Integrated Energy 0.4%
Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,966,000	2,513,550
02/15/41	5.600%	1,509,000	1,632,566
Shell International Finance BV(a)
03/25/40	5.500%	3,700,000	4,601,657

Total			8,747,773
Life Insurance 0.9%
ING Groep NV(a)(c)
12/29/49	5.775%	3,005,000	2,201,162
Lincoln National Corp.
Senior Unsecured
07/01/19	8.750%	3,915,000	4,640,328
MetLife Capital Trust X(b)
04/08/38	9.250%	1,220,000	1,372,500
MetLife, Inc.
08/01/69	10.750%	3,480,000	4,350,000
Prudential Financial, Inc.
Senior Unsecured
06/15/19	7.375%	4,140,000	4,851,248
Prudential Financial, Inc.(c)
06/15/38	8.875%	1,950,000	2,103,563

Total			19,518,801
Media Cable 0.7%
Comcast Corp.
11/15/15	5.850%	5,795,000	6,573,552
03/01/20	5.150%	925,000	1,044,045
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,710,000	2,757,252
Time Warner Cable, Inc.
02/01/15	3.500%	1,325,000	1,377,789
05/01/17	5.850%	1,905,000	2,116,764

Total			13,869,402

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Non-Cable 1.0%
NBCUniversal Media LLC
Senior Unsecured
04/01/16	2.875%	$10,400,000	$10,587,678
News America, Inc.
12/15/35	6.400%	3,705,000	4,012,067
02/15/41	6.150%	6,430,000	6,801,538

Total			21,401,283
Metals 0.6%
ArcelorMittal(a)
Senior Unsecured
10/15/39	7.000%	2,910,000	2,595,348
ArcelorMittal(a)(d)
Senior Unsecured
03/01/41	6.750%	1,125,000	972,230
Nucor Corp.
Senior Unsecured
06/01/13	5.000%	1,705,000	1,818,386
06/01/18	5.850%	3,065,000	3,635,473
Vale Overseas Ltd.(a)
11/21/36	6.875%	2,550,000	2,750,427

Total			11,771,864
Non-Captive Consumer 0.1%
Discover Financial Services
Senior Unsecured
07/15/19	10.250%	1,275,000	1,543,251
Oil Field Services 0.1%
Halliburton Co.
Senior Unsecured
09/15/18	5.900%	1,280,000	1,521,976
Weatherford International Ltd.(a)
03/15/38	7.000%	885,000	973,967

Total			2,495,943
Other Industry 0.2%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	2,985,000	3,563,506
President and Fellows of Harvard College(b)
01/15/39	6.500%	1,160,000	1,735,952

Total			5,299,458
Pharmaceuticals 0.3%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	4,335,000	5,122,509
Wyeth
02/15/16	5.500%	1,500,000	1,725,759

Total			6,848,268
Property & Casualty 0.5%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	975,000	1,030,081
11/15/19	7.350%	2,665,000	2,951,202
08/15/21	5.750%	780,000	787,065
Liberty Mutual Group, Inc.(b)(c)
06/15/58	10.750%	1,310,000	1,558,900

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Property & Casualty (cont.)
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	$4,060,000	$4,811,786

Total			11,139,034
Railroads 0.8%
BNSF Funding Trust I(c)
12/15/55	6.613%	4,250,000	4,276,562
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,025,000	1,487,993
CSX Corp.
Senior Unsecured
04/01/15	6.250%	5,625,000	6,490,879
06/01/21	4.250%	3,710,000	3,920,799
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,140,000	1,331,235

Total			17,507,468
REITs 0.6%
Brandywine Operating Partnership LP
05/15/15	7.500%	3,900,000	4,225,155
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	645,000	700,980
08/15/19	8.250%	5,454,600	6,248,075
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	810,000	854,344

Total			12,028,554
Restaurants 0.9%
McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	13,380,000	14,567,073
02/01/39	5.700%	1,375,000	1,737,113
07/15/40	4.875%	1,800,000	2,057,593

Total			18,361,779
Retailers 0.5%
Best Buy Co., Inc. Senior Unsecured(d)
03/15/21	5.500%	6,010,000	5,460,824
CVS Pass-Through Trust(b)
Pass-Through Certificates
01/11/27	5.298%	533,718	566,990
07/10/31	8.353%	3,799,588	4,715,783
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	455,000	462,001

Total			11,205,598
Supermarkets 0.6%
Kroger Co. (The)
10/01/15	3.900%	7,940,000	8,484,747
12/15/18	6.800%	2,955,000	3,646,890

Total			12,131,637

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Supranational 0.4%
European Investment Bank(a)
Senior Unsecured
04/08/14	3.000%	$5,275,000	$5,571,001
05/30/17	5.125%	2,555,000	3,040,164

Total			8,611,165
Technology 0.8%
Cisco Systems, Inc.
Senior Unsecured
02/15/39	5.900%	895,000	1,074,997
01/15/40	5.500%	175,000	201,901
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	1,500,000	1,514,347
09/15/41	6.000%	3,735,000	3,939,417
Hewlett-Packard Co.(d)
Senior Unsecured
09/15/21	4.375%	2,505,000	2,544,789
Oracle Corp.
Senior Unsecured
04/15/38	6.500%	3,995,000	5,240,142
Oracle Corp.(b)
Senior Notes
07/15/40	5.375%	385,000	445,836
Xerox Corp Senior Unsecured
03/15/16	6.400%	1,230,000	1,361,311

Total			16,322,740
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(b)
07/01/13	2.750%	3,980,000	4,057,127
10/01/20	5.250%	3,665,000	3,956,539

Total			8,013,666
Wireless 0.3%
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02/01/14	5.550%	2,695,000	2,948,443
11/15/18	8.500%	1,800,000	2,398,574

Total			5,347,017
Wirelines 1.7%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	1,945,000	2,217,386
02/15/39	6.550%	3,360,000	3,979,187
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	5,215,000	5,726,253
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,095,000	4,721,108
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,290,000	2,148,693
Telefonica Emisiones SAU(a)
06/20/16	6.421%	4,255,000	4,362,396
07/03/17	6.221%	945,000	955,006
04/27/20	5.134%	3,535,000	3,292,312

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Verizon Communications, Inc.(d)
Senior Unsecured
04/01/16	3.000%	$8,020,000	$8,387,990
04/01/21	4.600%	975,000	1,077,706

Total			36,868,037
Total Corporate Bonds & Notes
(Cost: $488,007,338)			$523,162,979

Residential Mortgage-Backed Securities — Agency 43.9%
Federal Home Loan Mortgage Corp.(c)(e)
05/01/39	5.360%	2,734,729	2,928,507
Federal Home Loan Mortgage Corp.(e)
12/01/40	4.000%	94,310,494	99,004,760
05/01/41-06/01/41	4.500%	33,510,718	35,735,339
03/01/21-05/01/41	5.000%	2,786,614	3,022,447
12/01/14-12/01/35	7.000%	748,646	860,653
09/01/25-10/01/29	7.500%	73,145	85,157
06/01/26	8.000%	1,333	1,578
09/01/16	9.500%	434	494
Federal National Mortgage Association(c)(e)
08/01/36	2.324%	116,939	116,987
04/01/38	4.816%	3,651,775	3,905,498
09/01/37	5.791%	2,839,961	3,054,437
Federal National Mortgage Association(e)
03/01/41	3.500%	6,837,163	7,031,168
10/01/40-07/01/41	4.000%	110,627,862	116,436,171
05/01/39-08/01/41	4.500%	177,781,469	190,137,882
07/01/37-09/01/40	5.000%	159,402,975	172,419,395
06/01/35-08/01/40	5.500%	38,036,224	41,481,116
07/01/38-08/01/38	6.000%	73,354,372	80,606,838
02/01/13	6.500%	18,523	19,115
06/01/32	7.000%	12,027	13,845
10/01/15-01/01/30	7.500%	61,191	70,725
12/01/29-05/01/30	8.000%	250,377	293,120
08/01/17	8.500%	673	739
10/01/20-12/01/20	10.000%	154,494	175,204
Federal National Mortgage Association(e)(f)
11/01/41	3.500%	7,000,000	7,169,533
10/01/40	4.000%	20,250,000	21,224,531
Federal National Mortgage Association(e)(g)
07/01/40	4.500%	13,459,205	14,397,843
Government National Mortgage Association(c)(e)
04/20/22-06/20/28	2.375%	237,665	246,689
07/20/21-07/20/22	2.625%	69,981	72,649
Government National Mortgage Association(e)
02/15/41	4.000%	21,369,359	22,893,307
06/15/39-03/15/41	4.500%	96,953,429	105,588,338
03/20/28	6.000%	127,013	142,440
05/15/23-12/15/31	6.500%	178,408	206,292
05/15/12-05/15/32	7.000%	434,016	503,347
04/15/26-03/15/30	7.500%	449,110	515,451
05/15/23-01/15/30	8.000%	208,030	244,672
01/15/17-12/15/17	8.500%	465,884	526,728
11/15/17-06/15/30	9.000%	285,324	322,995
11/15/17-08/15/20	9.500%	233,096	267,507
05/15/16-07/15/17	10.000%	13,623	15,180
06/15/13	11.500%	7,366	7,419

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Agency (continued)
Vendee Mortgage Trust(c)(e)(h)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.416%	$4,379,471	$40,454
CMO IO Series 1998-3 Class IO
03/15/29	0.280%	5,823,660	32,588
Total Residential Mortgage-Backed Securities — Agency
(Cost: $907,665,687)			$931,819,138

Residential Mortgage-Backed Securities — Non-Agency —%
American Mortgage Trust
Series 2093-3 Class 3A(e)(i)(j)
07/27/23	8.188%	10,689	6,481
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $6,531)			$6,481

Commercial Mortgage-Backed Securities — Agency 0.8%
Federal National Mortgage Association(e)
02/01/19	7.785%	1,438,948	1,590,815
12/01/12	4.680%	1,169,364	1,201,165
09/01/19	4.760%	5,806,746	6,520,039
06/01/19	4.770%	5,951,100	6,668,366
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $14,397,526)			$15,980,385

Commercial Mortgage-Backed Securities — Non-Agency 16.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e)
Series 2005-3 Class A4
07/10/43	4.668%	9,920,000	10,606,117
Series 2005-4 Class A5A
07/10/45	4.933%	17,198,000	18,460,264
Bear Stearns Commercial Mortgage Securities(c)(e)
Series 2004-T14 Class A4
01/12/41	5.200%	11,705,000	12,423,324
Bear Stearns Commercial Mortgage Securities(e)
Series 2002-TOP8 Class A2
08/15/38	4.830%	3,200,000	3,262,083
Series 2003-T10 Class A2
03/13/40	4.740%	15,784,000	16,292,860
Series 2006-PW14 Class A4
12/11/38	5.201%	3,310,000	3,578,246
Series 2006-T24 Class A4
10/12/41	5.537%	8,928,000	9,781,901
Series 2007-PW18 Class A4
06/11/50	5.700%	17,455,000	18,791,372
Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(e)
Series 2007-CD5 Class A4
11/15/44	5.886%	4,450,000	4,773,235
Citigroup/Deutsche Bank Commercial Mortgage Trust(e)
Series 2007-CD4 Class A4
12/11/49	5.322%	10,130,000	10,375,093
Commercial Mortgage Asset Trust(c)(e)
Series 1999-C1 Class B
01/17/32	7.230%	2,000,000	2,099,752
Series 1999-C2 Class C
11/17/32	7.800%	3,556,000	3,749,233

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp.(e)
Series 2001-CK6 Class A3
08/15/36	6.387%	$117,174	$117,034
Series 2003-CK2 Class A4
03/15/36	4.801%	3,490,000	3,601,631
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(c)(e)
06/15/38	6.011%	9,060,000	9,674,748
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(c)(e)
05/10/40	5.638%	1,060,000	1,128,065
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(e)
07/10/39	4.751%	4,575,000	4,855,260
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4(c)(e)
08/10/42	4.799%	5,755,000	6,064,607
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(e)
Series 2003-CB6 Class A2
07/12/37	5.255%	3,875,000	4,065,999
Series 2003-CB7 Class A4
01/12/38	4.879%	4,036,965	4,222,682
Series 2005-LDP4 Class A4
10/15/42	4.918%	9,640,000	10,359,154
Series 2006-CB15 Class ASB
06/12/43	5.790%	2,297,287	2,426,935
JPMorgan Chase Commercial Mortgage Securities Corp.(e)
Series 2002-CIB4 Class A3
05/12/34	6.162%	1,823,375	1,833,136
Series 2003-C1 Class A2
01/12/37	4.985%	1,765,000	1,822,911
Series 2007-CB18 Class A4
06/12/47	5.440%	8,120,000	8,433,391
LB-UBS Commercial Mortgage Trust(c)(e)
Series 2003-C8 Class A4
11/15/32	5.124%	6,865,000	7,243,996
Series 2004-C6 Class A6
08/15/29	5.020%	10,265,000	10,916,325
LB-UBS Commercial Mortgage Trust(e)
Series 2003-C3 ClassA4
05/15/32	4.166%	3,525,000	3,642,788
Series 2005-C3 Class A5
07/15/30	4.739%	4,395,000	4,704,201
Series 2007-C2 Class A3
02/15/40	5.430%	10,230,000	10,506,026
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(c)(e)(h)
12/15/30	0.542%	2,842,420	39,891
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4(c)(e)
06/12/43	4.747%	10,000,000	10,734,320
Morgan Stanley Capital I(e)
Series 2003-IQ6 Class A4
12/15/41	4.970%	12,337,000	12,977,056
Series 2003-T11 Class A4
06/13/41	5.150%	16,740,000	17,533,342
Series 2004-T13 Class A4
09/13/45	4.660%	6,224,000	6,529,847

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Morgan Stanley Dean Witter Capital I(e)
Series 2001-TOP3 Class A4
07/15/33	6.390%	$61,949	$61,911
Series 2002-IQ3 Class A4
09/15/37	5.080%	10,233,687	10,472,981
Series 2002-TOP7 Class A2
01/15/39	5.980%	4,655,085	4,714,726
Series 2003-HQ2 Class A2
03/12/35	4.920%	16,360,000	16,901,532
Series 2003-TOP9 Class A2
11/13/36	4.740%	4,244,027	4,354,283
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(c)(e)
08/15/45	5.984%	5,731,000	6,250,269
Nomura Asset Securities Corp. Series 1998-D6 Class A4(c)(e)
03/15/30	7.893%	4,025,000	4,302,488
Salomon Brothers Mortgage Securities VII, Inc. Series 2002-KEY2 Class A3(e)
03/18/36	4.865%	3,320,000	3,368,250
Wachovia Bank Commercial Mortgage Trust(c)(e)
Series 2004-C12 Class A3
07/15/41	5.230%	5,342,401	5,353,817
Series 2005-C21 Class A4
10/15/44	5.381%	14,030,000	15,255,324
Series 2005-C22 Class A4
12/15/44	5.444%	17,505,000	19,057,028
Wachovia Bank Commercial Mortgage Trust(e)
Series 2002-C1 Class A4
04/15/34	6.287%	1,688,748	1,706,140
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $339,841,586)			$349,425,574

Asset-Backed Securities — Non-Agency 1.7%
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	2,390,000	2,389,143
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	1,441	1,505
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	5,667,000	5,688,025
Series 2011-B Class A3
08/15/16	0.910%	995,000	993,756
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(b)
05/08/14	6.250%	5,470,000	5,545,395
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	1,585,000	1,619,078
Series 2008-C6 Class C6
06/20/14	6.300%	455,000	470,628
Citigroup Mortgage Loan Trust, Inc.(c)
Series 2005-WF2 Class MF1
08/25/35	5.517%	2,800,000	270,222
Series 2005-WF2 Class MF2
08/25/35	5.666%	1,351,303	35,402

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency (continued)
Conseco Financial Corp. Series 1996-5 Class A7(c)
07/15/27	8.250%	$193,092	$198,558
Daimler Chrysler Auto Trust Series 2008-A Class A4
08/08/14	4.480%	427	431
Equity One ABS, Inc. Series 2004-3 Class AV2(c)
07/25/34	0.575%	362,483	247,684
Ford Credit Auto Lease Trust Series 2010-B Class A3(b)
07/15/13	0.910%	3,470,000	3,473,942
Franklin Auto Trust Series 2008-A Class C(b)
05/20/16	7.160%	3,425,000	3,565,968
GSAA Trust Series 2005-1 Class AF2(c)
11/25/34	4.316%	60,622	60,598
Harley-Davidson Motorcycle Trust Series 2007-2 Class B
03/15/14	5.230%	1,500,000	1,528,365
Honda Auto Receivables Owner Trust Series 2010-3 Class A3
04/21/14	0.700%	1,135,000	1,135,678
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	2,185,000	2,194,528
Series 2011-B Class A3
02/16/15	0.920%	3,000,000	2,999,433
Toyota Auto Receivables Owner Trust Series 2011-B Class A3
06/15/15	0.680%	4,000,000	3,999,480
Volkswagen Auto Loan Enhanced Trust Series 2008-2 Class A3A
03/20/13	5.470%	637,606	641,393
Total Asset-Backed Securities — Non-Agency
(Cost: $41,232,487)			$37,059,212

U.S. Treasury Obligations 4.0%
U.S. Treasury
08/31/16	1.000%	310,000	310,775
05/15/21	3.125%	8,285,000	9,195,687
STRIPS
02/15/40	0.000%	58,500,000	24,471,837
U.S. Treasury(d)
07/31/16	1.500%	1,400,000	1,437,632
07/31/18	2.250%	45,000	47,489
08/15/21	2.125%	9,610,000	9,779,713
STRIPS
02/15/22	0.000%	48,715,000	38,753,367
Total U.S. Treasury Obligations
(Cost: $71,136,732)			$83,996,500

Issuer	Coupon Rate	Principal Amount	Value
U.S. Government & Agency Obligations 2.0%
Residual Funding Corp.(k)
STRIPS
10/15/20	0.000%	$14,620,000	$11,991,382
01/15/21	0.000%	26,765,000	21,762,622
01/15/30	0.000%	14,000,000	7,877,982
Total U.S. Government & Agency Obligations
(Cost: $32,581,850)			$41,631,986

Foreign Government Obligations 1.0%
CANADA 0.4%
Hydro Quebec(a)
12/01/29	8.500%	1,020,000	1,659,342
Province of Quebec Senior Unsecured(a)
05/14/18	4.625%	7,075,000	8,204,687

Total			9,864,029
GERMANY 0.1%
Kreditanstalt fuer Wiederaufbau Government Guaranteed(a)
01/14/13	1.875%	1,460,000	1,484,840
ITALY 0.1%
Republic of Italy Senior Unsecured(a)
06/12/17	5.375%	1,655,000	1,629,591
MEXICO 0.2%
Pemex Project Funding Master Trust(a)
03/01/18	5.750%	3,325,000	3,599,312
QATAR 0.2%
Nakilat, Inc. Senior Secured(a)(b)
12/31/33	6.067%	3,485,000	3,763,800
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(a)(b)
09/30/16	5.832%	1,264,554	1,364,201

Total			5,128,001
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured(a)
10/17/12	5.500%	600,000	619,777
Total Foreign Government Obligations
(Cost: $19,742,359)			$22,325,550

Municipal Bonds 1.1%
City of Chicago Waterworks Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.742%	865,000	1,133,444
Commonwealth of Massachusetts Revenue Bonds
Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	3,130,000	3,801,416
06/01/40	5.731%	4,175,000	5,250,730

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Kentucky Asset Liability Commission Revenue Bonds
Taxable Series 2010
04/01/18	3.165%	$3,950,000	$4,025,445
Los Angeles Unified School District Unlimited General Obligation Bonds
Build America Bonds Series 2009
07/01/34	5.750%	2,830,000	3,205,881
State of California Unlimited General Obligaion Taxable Bonds
Various Purpose Series 2009-3
04/01/14	5.250%	260,000	283,325
Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	835,000	891,788
Taxable Build America Bonds Series 2009
04/01/39	7.550%	3,255,000	4,028,030
Total Municipal Bonds
(Cost: $19,243,606)			$22,620,059

Issuer	Shares	Value
Common Stocks —%
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	885
Total Financials		885
Total Common Stocks
(Cost: $—)		$885

Preferred Stocks 0.2%
Financials 0.2%
Commercial Banks 0.2%
Citigroup Capital XIII, 7.875%(c)	180,190	4,758,818
Total Financials		4,758,818
Total Preferred Stocks
(Cost: $4,870,536)		$4,758,818

Issuer	Copuon Rate	Principal Amount	Value
Treasury Note Short-Term 1.3%
U.S. Treasury Bill(k)
12/22/11	0.000%	$28,500,000	28,499,059
Total Treasury Note Short-Term
(Cost: $28,500,326)			$28,499,059

Shares	Value
Money Market Fund 4.1%
Columbia Short-Term Cash Fund, 0.125%(l)(m)
87,139,878	$87,139,878
Total Money Market Fund
(Cost: $87,139,878)	$87,139,878

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 1.8%
Asset-Backed Commercial Paper 0.2%
Aspen Funding Corp.
10/03/11	0.330%	$1,999,395	1,999,395
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	1,999,517	1,999,517
Total			3,998,912
Certificates of Deposit 0.2%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	499,520
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	2,000,000	2,000,000
10/21/11	0.320%	1,000,000	1,000,000
Landeskreditbank Baden-Wuerttemberg — Foerderbank
10/11/11	0.340%	1,000,000	1,000,000
Total			4,499,520
Commercial Paper 0.1%
PB Capital Corp.
10/20/11	0.640%	1,998,969	1,998,969
Repurchase Agreements 1.3%
Royal Bank of Canada dated 09/30/2011, matures 10/03/2011, repurchase price $27,905,375(n)
	0.080%	27,905,189	27,905,189
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $38,402,590)			$38,402,590
Total Investments
(Cost: $2,092,769,032)			$2,186,829,094
Other Assets & Liabilities, Net			(65,381,129)
Net Assets			$2,121,447,965

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	(10)	(1,426,250)	Dec. 2011	$—	$(25,643)
U.S. Treasury Note, 10-year	(387)	(50,346,281)	Dec. 2011	—	(378,741)
Total				$—	$(404,384)

Credit Default Swap Contracts Outstanding at September 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Home Depot, Inc.	June 20, 2016	1.000%	$13,815,000	$(205,524)	$233,323	$(4,221)	$23,578	$—
Morgan Stanley	Limited Brands, Inc.	June 20, 2016	1.000	7,600,000	453,030	(263,758)	(2,322)	186,950	—
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.000	23,310,000	1,232,310	(1,654,321)	(7,122)	—	(429,133)
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.000	725,000	84,077	(49,891)	(221)	33,965	—
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.000	12,400,000	1,334,042	(618,977)	(3,789)	711,276	—
Barclays	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	1,120,000	110,376	(91,030)	(343)	19,003	—
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	7,225,000	712,021	(145,500)	(2,208)	564,313	—
JPMorgan	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	1,680,000	165,563	(133,123)	(513)	31,927	—
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.000	23,135,000	(326,718)	209,928	(7,069)	—	(123,859)
Morgan Stanley	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	2,240,000	220,751	(186,605)	(684)	33,462	—
Barclays	Morgan Stanley	Sept. 20, 2016	1.000	7,235,000	1,134,165	(464,468)	(2,211)	667,486	—
Goldman Sachs International	Morgan Stanley	Sept. 20, 2016	1.000	2,245,000	351,928	(265,860)	(686)	85,382	—
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.000	1,680,000	263,358	(195,787)	(513)	67,058	—
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.000	3,400,000	394,294	(378,913)	(1,039)	14,342	—
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.000	15,500,000	1,255,118	(978,007)	(4,736)	272,375	—
Total								$2,711,117	$(552,992)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $108,815,176 or 5.13% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $62,471,919 or 2.94% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(d)	At September 30, 2011, security was partially or fully on loan.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	At September 30, 2011, investments in securities included securities valued at $2,876,204 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments (continued)

(i)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $6,481, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10/22/10	$6,531

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $6,481, which represents less than 0.01% of net assets.

(k)	Zero coupon bond.

(l)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(m)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$330,456,290	$(243,316,412)	$—	$87,139,878	$10,185	$87,139,878

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$11,547,583
Freddie Mac Gold Pool	7,052,470
Freddie Mac Non Gold Pool	1,728,765
Freddie Mac REMICS	8,134,475
Total Market Value of Collateral Securities	$28,463,293

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$523,162,979	$—	$523,162,979
Residential Mortgage-Backed Securities — Agency	—	931,819,138	—	931,819,138
Residential Mortgage-Backed Securities —Non-Agency	—	—	6,481	6,481
Commercial Mortgage-Backed Securities — Agency	—	15,980,385	—	15,980,385
Commercial Mortgage-Backed Securities — Non-Agency	—	349,425,574	—	349,425,574
Asset-Backed Securities — Non-Agency	—	36,065,456	993,756	37,059,212
U.S. Treasury Obligations	20,771,296	63,225,204	—	83,996,500
U.S. Government & Agency Obligations	—	41,631,986	—	41,631,986
Foreign Government Obligations	—	22,325,550	—	22,325,550
Municipal Bonds	—	22,620,059	—	22,620,059
Total Bonds	20,771,296	2,006,256,331	1,000,237	2,028,027,864
Equity Securities
Common Stocks
Financials	885	—	—	885
Preferred Stocks
Financials	4,758,818	—	—	4,758,818
Total Equity Securities	4,759,703	—	—	4,759,703
Short-Term Securities
Treasury Note Short-Term	28,499,059	—	—	28,499,059
Total Short-Term Securities	28,499,059	—	—	28,499,059
Other
Affiliated Money Market Fund(c)	87,139,878	—	—	87,139,878
Investments of Cash Collateral Received for Securities on Loan	—	38,402,590	—	38,402,590
Total Other	87,139,878	38,402,590	—	125,542,468
Investments in Securities	141,169,936	2,044,658,921	1,000,237	2,186,829,094
Derivatives(d)
Assets
Swap Contracts	—	2,711,117	—	2,711,117
Liabilities
Futures Contracts	(404,384)	—	—	(404,384)
Swap Contracts	—	(552,992)	—	(552,992)
Total	$140,765,552	$2,046,817,046	$1,000,237	$2,188,582,835

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Columbia Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage-Backed Securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Certain Asset Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)

The amount of securities transferred out of Level 2 and into Level 1 during the period was $4,937,206. Financial assets were transferred from a Level 2 to a Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities — Non-Agency	Asset-Backed Securities — Non-Agency	Total
Balance as of March 31, 2011	$469,101	$6,571	$—	$475,672
Accrued discounts/premiums	—	(5)	—	(5)
Realized gain (loss)	—	59	—	59
Change in unrealized appreciation (depreciation)*	—	5	(1,067)	(1,062)
Sales	—	(149)	—	(149)
Purchases	—	—	994,823	994,823
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(469,101)	—	—	(469,101)
Balance as of September 30, 2011	$—	$6,481	$993,756	$1,000,237

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

*	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(1,062), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $5 and Asset-Backed Securities — Non-Agency of $(1,067).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Assets and Liabilities – Columbia Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,967,226,564)	$2,061,286,626
Affiliated issuers (identified cost $87,139,878)	87,139,878
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $10,497,401)	10,497,401
Repurchase agreements (identified cost $27,905,189)	27,905,189
Total investments (identified cost $2,092,769,032)	2,186,829,094
Cash	105,509
Unrealized appreciation on swap contracts	2,711,117
Premiums paid on outstanding credit default swap contracts	5,426,240
Receivable for:
Capital shares sold	4,287,822
Investments sold	32,878,888
Dividends	3,944
Interest	12,259,585
Reclaims	331
Expense reimbursement due from Investment Manager	7,143
Prepaid expense	71,548
Trustees' deferred compensation plan	139,838
Other assets	4,768
Total assets	2,244,725,827

Liabilities
Due upon return of securities on loan	38,402,590
Unrealized depreciation on swap contracts	552,992
Premiums received on outstanding credit default swap contracts	443,251
Payable for:
Investments purchased	29,200,027
Investments purchased on a delayed delivery basis	28,176,746
Capital shares purchased	20,204,462
Dividend distributions to shareholders	5,580,019
Variation margin on futures contracts	47,639
Investment management fees	24,774
Distribution and service fees	999
Transfer agent fees	398,900
Administration fees	3,716
Chief compliance officer expenses	260
Other expenses	101,649
Trustees' deferred compensation plan	139,838
Total liabilities	123,277,862
Net assets applicable to outstanding capital stock	$2,121,447,965

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Assets and Liabilities (continued) – Columbia Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$2,018,628,865
Excess of distributions over net investment income	(3,063,694)
Accumulated net realized gain	10,076,449
Unrealized appreciation (depreciation) on:
Investments	94,060,062
Futures contracts	(404,384)
Swap contracts	2,150,667
Total — representing net assets applicable to outstanding capital stock	$2,121,447,965
*Value of securities on loan	$49,374,054
Net assets applicable to outstanding shares
Class A	$75,350,302
Class B	$3,824,308
Class C	$13,542,222
Class I	$47,107,723
Class T	$16,273,728
Class W	$2,505
Class Y	$20,390,218
Class Z	$1,944,956,959
Shares outstanding
Class A	7,918,254
Class B	401,898
Class C	1,424,373
Class I	4,944,612
Class T	1,712,320
Class W	263
Class Y	2,139,459
Class Z	204,365,357
Net asset value per share
Class A(a)	$9.52
Class B	$9.52
Class C	$9.51
Class I	$9.53
Class T(a)	$9.50
Class W	$9.52
Class Y	$9.53
Class Z	$9.52

(a)	The maximum offering price per share for Class A is $9.99 and Class T is $9.97. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Operations – Columbia Bond Fund

Six Months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$177,374
Interest	42,085,596
Dividends from affiliates	10,185
Income from securities lending — net	16,467
Foreign taxes withheld	(1,974)
Total income	42,287,648
Expenses:
Investment management fees	4,783,486
Distribution fees
Class B	16,676
Class C	49,033
Service fees
Class A	93,420
Class B	5,559
Class C	16,351
Class W	3
Shareholder service fee — Class T	12,210
Transfer agent fees
Class A	79,576
Class B	4,948
Class C	12,543
Class T	17,052
Class W	3
Class Y	11
Class Z	2,173,419
Administration fees	694,190
Compensation of board members	21,727
Pricing and bookkeeping fees	29,937
Custodian fees	39,694
Printing and postage fees	60,123
Registration fees	150,789
Professional fees	45,073
Line of credit interest expense	50
Chief compliance officer expenses	775
Other	21,962
Total expenses	8,328,610
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,922,171)
Fees waived by distributor — Class C	(9,793)
Expense reductions	(3,145)
Total net expenses	6,393,501
Net investment income	35,894,147

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	39,781,543
Futures contracts	(22,398,412)
Swap contracts	(434,790)
Net realized gain	16,948,341
Net change in unrealized appreciation (depreciation) on:
Investments	63,110,788
Futures contracts	(1,264,781)
Swap contracts	2,139,742
Net change in unrealized appreciation	63,985,749
Net realized and unrealized gain	80,934,090
Net increase in net assets resulting from operations	$116,828,237

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Statement of Changes in Net Assets – Columbia Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)(b)

Operations
Net investment income	$35,894,147	$25,455,366
Net realized gain	16,948,341	17,533,572
Net change in unrealized appreciation (depreciation)	63,985,749	(13,509,262)
Net increase in net assets resulting from operations	116,828,237	29,479,676

Distributions to shareholders from:
Net investment income
Class A	(1,225,063)	(582,015)
Class B	(56,348)	(6,643)
Class C	(190,296)	(69,531)
Class I	(1,787,794)	(432,741)
Class T	(275,928)	(27,533)
Class W	(42)	(38)
Class Y	(393,400)	(667,568)
Class Z	(36,015,500)	(25,311,264)
Net realized gains
Class A	(319,285)	(319,407)
Class B	(19,557)	—
Class C	(55,998)	(47,886)
Class I	(378,418)	(194,191)
Class T	(70,734)	—
Class W	(11)	(34)
Class Y	(89,719)	(417,810)
Class Z	(8,808,635)	(13,371,222)
Total distributions to shareholders	(49,686,728)	(41,447,883)
Increase (decrease) in net assets from share transactions	(486,272,579)	1,938,449,927
Total increase (decrease) in net assets	(419,131,070)	1,926,481,720
Net assets at beginning of period	2,540,579,035	614,097,315
Net assets at end of period	$2,121,447,965	$2,540,579,035
Undistributed (excess of distributions over) net investment income	$(3,063,694)	$986,530

(a)	Class B and Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Statement of Changes in Net Assets (continued) – Columbia Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	906,486	8,513,300	896,716	8,412,184
Fund merger	—	—	6,825,239	63,256,049
Distributions reinvested	103,256	967,668	79,020	739,266
Redemptions	(1,292,752)	(12,109,609)	(1,254,255)	(11,731,528)
Net increase (decrease)	(283,010)	(2,628,641)	6,546,720	60,675,971
Class B shares
Subscriptions	35,602	335,574	1,557	14,456
Fund merger	—	—	605,596	5,612,182
Distributions reinvested	3,960	37,085	354	3,268
Redemptions	(216,420)	(2,026,530)	(28,751)	(266,349)
Net increase (decrease)	(176,858)	(1,653,871)	578,756	5,363,557
Class C shares
Subscriptions	169,376	1,599,666	94,835	891,262
Fund merger	—	—	1,214,993	11,259,417
Distributions reinvested	13,823	129,478	8,923	83,423
Redemptions	(208,771)	(1,955,064)	(108,374)	(1,010,438)
Net increase (decrease)	(25,572)	(225,920)	1,210,377	11,223,664
Class I shares
Subscriptions	651,032	6,140,691	39,675,596	368,286,257
Distributions reinvested	229,501	2,149,587	68,979	640,243
Redemptions	(26,649,401)	(248,663,935)	(9,031,095)	(83,363,670)
Net increase (decrease)	(25,768,868)	(240,373,657)	30,713,480	285,562,830
Class T shares
Subscriptions	2,836	26,704	3,625	33,404
Fund merger	—	—	1,776,589	16,446,074
Distributions reinvested	23,921	223,924	1,865	17,212
Redemptions	(75,540)	(707,288)	(20,976)	(193,415)
Net increase (decrease)	(48,783)	(456,660)	1,761,103	16,303,275
Class W shares
Subscriptions	—	—	277	2,650
Distributions reinvested	—	—	2	20
Redemptions	—	—	(16)	(150)
Net increase	—	—	263	2,520
Class Y shares
Subscriptions	55,809	523,797	1,013,824	9,640,583
Distributions reinvested	11,898	111,595	77,435	725,037
Redemptions	(599,636)	(5,656,564)	(23,119)	(217,000)
Net increase (decrease)	(531,929)	(5,021,172)	1,068,140	10,148,620
Class Z shares
Subscriptions	12,967,689	121,855,247	29,389,647	275,915,737
Fund merger	—	—	196,357,315	1,819,865,791
Distributions reinvested	1,606,558	15,059,001	1,457,494	13,654,791
Redemptions	(39,735,888)	(372,826,906)	(60,261,713)	(560,266,829)
Net increase (decrease)	(25,161,641)	(235,912,658)	166,942,743	1,549,169,490
Total net increase (decrease)	(51,996,661)	(486,272,579)	208,821,582	1,938,449,927

(a)	Class B and Class T shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights – Columbia Bond Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$9.24		$9.28		$8.79		$9.09		$9.09
Income from investment operations:
Net investment income	0.14		0.27		0.31		0.35		0.00	(b)
Net realized and unrealized gain (loss)	0.33		0.17		0.59		(0.26)		0.00	(b)
Total from investment operations	0.47		0.44		0.90		0.09		0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.15)		(0.29)		(0.33)		(0.38)		0.00	(b)
Net realized gains	(0.04)		(0.19)		(0.08)		(0.01)		—
Total distributions to shareholders	(0.19)		(0.48)		(0.41)		(0.39)		0.00	(b)
Proceeds from regulatory settlement	—		—		0.00	(b)	—		—
Net asset value, end of period	$9.52		$9.24		$9.28		$8.79		$9.09
Total return	5.19%		4.83%		10.39%	(c)	1.04%		0.01%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.98%	(e)(f)	1.09%		1.12%		1.13%	(e)	1.05%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	0.80%	(e)(f)(h)	0.80%	(h)	0.82%	(h)	0.91%	(e)(h)	0.91%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.98%	(f)	1.09%		1.12%		1.13%		1.05%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	0.80%	(f)(h)	0.80%	(h)	0.82%	(h)	0.91%	(h)	0.91%	(f)(h)
Net investment income	2.93%	(f)(h)	2.97%	(h)	3.43%	(h)	3.99%	(h)	4.16%	(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$75,350		$75,770		$15,362		$5,299		$10
Portfolio turnover	77%	(i)	178%		256%		209%		49%

Notes to Financial Highlights

(a)	For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class B
Per share data
Net asset value, beginning of period	$9.24		$9.24
Income from investment operations:
Net investment income	0.10		0.00	(b)
Net realized and unrealized gain	0.34		0.01
Total from investment operations	0.44		0.01
Less distributions to shareholders from:
Net investment income	(0.12)		(0.01)
Net realized gains	(0.04)		—
Total distributions to shareholders	(0.16)		(0.01)
Net asset value, end of period	$9.52		$9.24
Total return	4.80%		0.15%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.74%	(d)(e)	1.86%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.55%	(d)(e)(g)	1.55%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.74%	(e)	1.86%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.55%	(e)(g)	1.55%	(e)(g)
Net investment income (loss)	2.19%	(e)(g)	(0.95%	)(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$3,824		$5,347
Portfolio turnover	77%	(h)	178%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$9.24		$9.29		$8.80		$9.09		$9.09
Income from investment operations:
Net investment income	0.11		0.21		0.25		0.29		0.00	(b)
Net realized and unrealized gain (loss)	0.34		0.15		0.58		(0.26)		0.00	(b)
Total from investment operations	0.45		0.36		0.83		0.03		0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.14)		(0.22)		(0.26)		(0.31)		0.00	(b)
Net realized gains	(0.04)		(0.19)		(0.08)		(0.01)		—
Total distributions to shareholders	(0.18)		(0.41)		(0.34)		(0.32)		0.00	(b)
Proceeds from regulatory settlement	—		—		0.00	(b)	—		—
Net asset value, end of period	$9.51		$9.24		$9.29		$8.80		$9.09
Total return	4.89%		3.94%		9.56%	(c)	0.44%		0.01%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.71%	(e)(f)	1.84%		1.87%		1.88%	(e)	1.80%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.38%	(e)(f)(h)	1.51%	(h)	1.57%	(h)	1.66%	(e)(h)	1.66%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.71%	(f)	1.84%		1.87%		1.88%		1.80%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.38%	(f)(h)	1.51%	(h)	1.57%	(h)	1.66%	(h)	1.66%	(f)(h)
Net investment income	2.36%	(f)(h)	2.26%	(h)	2.71%	(h)	3.32%	(h)	3.41%	(f)(h)
Supplemental data
Net assets, end of period (in thousands)	$13,542		$13,398		$2,226		$1,317		$10
Portfolio turnover	77%	(i)	178%		256%		209%		49%

Notes to Financial Highlights

(a)	For the period from March 31, 2008 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	Annualized.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

23

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$9.25		$9.58
Income from investment operations:
Net investment income	0.16		0.14
Net realized and unrealized gain (loss)	0.33		(0.18)
Total from investment operations	0.49		(0.04)
Less distributions to shareholders from:
Net investment income	(0.17)		(0.16)
Net realized gains	(0.04)		(0.13)
Total distributions to shareholders	(0.21)		(0.29)
Net asset value, end of period	$9.53		$9.25
Total return	5.35%		(0.44%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.51%	(c)(d)	0.62%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.51%	(c)(d)(f)	0.51%	(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.51%	(d)	0.62%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.51%	(d)(f)	0.51%	(d)(f)
Net investment income	3.30%	(d)(f)	2.89%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$47,108		$284,143
Portfolio turnover	77%	(g)	178%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

24

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class T
Per share data
Net asset value, beginning of period	$9.23		$9.23
Income from investment operations:
Net investment income	0.14		0.00	(b)
Net realized and unrealized gain	0.33		0.02
Total from investment operations	0.47		0.02
Less distributions to shareholders from:
Net investment income	(0.16)		(0.02)
Net realized gains	(0.04)		—
Total distributions to shareholders	(0.20)		(0.02)
Net asset value, end of period	$9.50		$9.23
Total return	5.14%		0.21%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.88%	(d)(e)	1.01%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.70%	(d)(e)(g)	0.70%	(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.88%	(e)	1.01%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.70%	(e)(g)	0.70%	(e)(g)
Net investment income	3.04%	(e)(g)	(0.07%	)(e)(g)
Supplemental data
Net assets, end of period (in thousands)	$16,274		$16,251
Portfolio turnover	77%	(h)	178%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	Annualized.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

25

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$9.24		$9.57
Income from investment operations:
Net investment income	0.14		0.12
Net realized and unrealized gain (loss)	0.34		(0.18)
Total from investment operations	0.48		(0.06)
Less distributions to shareholders from:
Net investment income	(0.16)		(0.14)
Net realized gains	(0.04)		(0.13)
Total distributions to shareholders	(0.20)		(0.27)
Net asset value, end of period	$9.52		$9.24
Total return	5.24%		(0.60%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.93%	(c)(d)	1.08%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.79%	(c)(d)(f)	0.80%	(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.93%	(d)	1.08%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.79%	(d)(f)	0.80%	(d)(f)
Net investment income	2.96%	(d)(f)	2.63%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	77%	(g)	178%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

26

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010(a)
Class Y
Per share data
Net asset value, beginning of period	$9.25		$9.30		$8.93
Income from investment operations
Net investment income	0.15		0.30		0.24
Net realized and unrealized gain	0.34		0.16		0.38
Total from investment operations	0.49		0.46		0.62
Less distributions to shareholders from:
Net investment income	(0.17)		(0.32)		(0.25)
Net realized gains	(0.04)		(0.19)		—
Total distributions to shareholders	(0.21)		(0.51)		(0.25)
Net asset value, end of period	$9.53		$9.25		$9.30
Total return	5.34%		5.01%		7.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.52%	(c)(d)	0.76%		0.81%	(d)
Net Expenses prior to fees waived or expenses reimbursed (including interest expense)(e)	0.51%	(c)(d)(f)	0.53%	(f)	0.55%	(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.52%	(d)	0.76%		0.81%	(d)
Net Expenses prior to fees waived or expenses reimbursed (excluding interest expense)(e)	0.51%	(d)(f)	0.53%	(f)	0.55%	(d)(f)
Net investment income	3.24%	(d)(f)	3.21%	(f)	3.58%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$20,390		$24,717		$14,913
Portfolio turnover	77%	(g)	178%		256%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to March 31, 2010.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

27

Financial Highlights (continued) – Columbia Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)(b)		2007
Class Z
Per share data
Net asset value, beginning of period	$9.24		$9.29		$8.80		$9.09		$8.98		$8.84
Income from investment operations:
Net investment income	0.15		0.29		0.34		0.41		0.40		0.39
Net realized and unrealized gain (loss)	0.34		0.17		0.58		(0.28)		0.10		0.14
Total from investment operations	0.49		0.46		0.92		0.13		0.50		0.53
Less distributions to shareholders from:
Net investment income	(0.17)		(0.32)		(0.35)		(0.41)		(0.39)		(0.39)
Net realized gains	(0.04)		(0.19)		(0.08)		(0.01)		—		—
Total distributions to shareholders	(0.21)		(0.51)		(0.43)		(0.42)		(0.39)		(0.39)
Proceeds from regulatory settlement	—		—		0.00	(c)	—		—		—
Net asset value, end of period	$9.52		$9.24		$9.29		$8.80		$9.09		$8.98
Total return	5.33%		4.98%		10.66%	(d)	1.49%		5.75%		6.08%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.73%	(f)(g)	0.84%		0.87%		0.88%	(f)	1.12%		1.20%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	0.55%	(f)(g)(i)	0.55%	(i)	0.57%	(i)	0.66%	(f)(i)	0.90%	(i)	0.90%	(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.73%	(g)	0.84%		0.87%		0.88%		1.12%		1.20%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	0.55%	(g)(i)	0.55%	(i)	0.57%	(i)	0.66%	(i)	0.90%	(i)	0.90%	(i)
Net investment income	3.18%	(g)(i)	3.21%	(i)	3.72%	(i)	4.62%	(i)	4.45%	(i)	4.36%	(i)
Supplemental data
Net assets, end of period (in thousands)	$1,944,957		$2,120,951		$581,596		$492,874		$546,781		$313,967
Portfolio turnover	77%	(j)	178%		256%		209%		49%		49%

Notes to Financial Highlights

(a)

On March 31, 2008, Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Z shares. The financial information of the Fund’s Class Z shares includes the financial information of Core Bond Fund’s Shares class.

(b)	On March 31, 2008, Core Bond Fund’s Institutional Shares class were exchanged for Class Z shares of the Fund.

(c)	Rounds to less than $0.01.

(d)	Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Annualized.

(h)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would not have changed.

The Accompanying Notes to Financial Statements are an integral part of this statement.

28

Notes to Financial Statements – Columbia Bond Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset- and mortgaged-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset- and mortgaged-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

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Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts as a protection buyer to reduce overall credit exposure.

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September 30, 2011 (Unaudited)

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Fair Values of Derivative Instruments at September 30, 2011
	Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$2,711,117
Credit contracts	Premiums paid on outstanding credit default swap contracts	5,426,240

Total		$8,137,357
	Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized depreciation on swap contracts	$552,992
Credit contracts	Premiums received on outstanding credit default swap contracts	443,251
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	404,384	*

Total		$1,400,627

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$(434,790)	$(434,790)
Interest rate contracts	(22,398,412)	—	(22,398,412)

Total	$(22,398,412)	$(434,790)	$(22,833,202)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$2,139,742	$2,139,742
Interest rate contracts	(1,264,781)	—	(1,264,781)

Total	$(1,264,781)	$2,139,742	$874,961

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Futures Contracts	1,742
Aggregate Notional Opened
Credit Default Swap Contracts — Buy Protection	$89,495,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities

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Columbia Bond Fund

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sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense.

Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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Columbia Bond Fund

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Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.42% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.19
Class T	0.21
Class W	0.21
Class Y	0.00	*
Class Z	0.21

*	Rounds to less than 0.01%.

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An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $3,145.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The annualized shareholder services fee for the six months ended September 30, 2011 was 0.15% of the Fund’s average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $18,083 for Class A, $1,164 for Class B, $189 for Class C and $48 for Class T shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class I	0.51
Class T	0.70
Class W	0.80
Class Y	0.55
Class Z	0.55

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage

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Columbia Bond Fund

September 30, 2011 (Unaudited)

commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $2,092,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$104,570,000
Unrealized depreciation	(10,510,000)

Net unrealized appreciation	$94,060,000

The following capital loss carryforward, determined as of March 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$3,196,862

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $1,721,331,026 and $2,256,987,873, respectively, for the six months ended September 30, 2011, of which $1,703,786,189 and $1,813,773,345, respectively, were U.S. Government Securities.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $49,374,054 were on loan, secured by U.S. government securities valued at $11,782,950 and by cash collateral of $38,402,590 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a

36

Columbia Bond Fund

September 30, 2011 (Unaudited)

borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through June 27, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011 two shareholder accounts owned 80.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $1,300,000 at a weighted average interest rate of 1.39%.

Note 11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund, each a Series of the Trust. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the

37

Columbia Bond Fund

September 30, 2011 (Unaudited)

transaction was to combine funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $737,515,241 and the combined net assets immediately after the acquisition was $2,654,074,590. The merger was accomplished by a tax-free exchange of 146,676,981 shares and 41,410,121 shares of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund valued at $1,609,982,935 and $306,576,914, respectively.

In exchange for Columbia Core Bond Fund and Columbia Short- Intermediate Bond Fund shares and net assets, the Fund issued the following number of shares:

Shares
Class A	6,825,239
Class B	605,596
Class C	1,214,993
Class T	1,776,589
Class Z	196,357,315

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2010, the Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended March 31, 2011 would have been approximately $92.6 million, $55.0 million, ($21.8 million) and $125.8 million, respectively.

Note 12. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

38

Columbia Bond Fund

September 30, 2011 (Unaudited)

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

41

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1180 C (11/11)

Columbia Intermediate Bond Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011 with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Intermediate Bond Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C
Inception	07/31/00		02/01/02		02/01/02
Sales charge	without	with	without	with	without	with
6-month (cumulative)	3.54	0.12	3.14	0.14	3.24	2.24
1-year	4.16	0.76	3.37	0.37	3.55	2.55
5-year	5.93	5.22	5.14	5.14	5.30	5.30
10-year/Life	5.46	4.94	4.70	4.70	4.86	4.86

Average annual total return as of 09/30/11 (%)

Share class	I	R	W	Z
Inception	09/27/10	01/23/06	09/27/10	12/05/78
Sales charge	without	without	without	without
6-month (cumulative)	3.71	3.41	3.59	3.67
1-year	4.57	3.90	4.26	4.42
5-year	n/a	5.67	n/a	6.19
10-year/Life	4.58	5.31	4.27	5.73

The “with sales charge” returns include the maximum initial sales charge of 3.25% for Class A shares and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The 10 year average annual returns with sales charge as of September 30, 2011 include the previous sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class R, Class I, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class B, Class C and Class R shares performance information includes returns of Class A shares. These returns shown for these share classes reflect any differences in sales charges, but have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees, between Class A and the corresponding newer share classes. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class B and Class C shares were initially offered on February 1, 2002; Class R shares were initially offered on January 23, 2006.

Class I and Class W shares were initially offered by the fund on September 27, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

+3.54% Class A shares (without sales charge)

+6.20% Barclays Capital Aggregate Bond Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	9.23
Class B	9.23
Class C	9.23
Class I	9.23
Class R	9.23
Class W	9.23
Class Z	9.23

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.17
Class B	0.13
Class C	0.14
Class I	0.18
Class R	0.16
Class W	0.17
Class Z	0.18

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance Information (continued) – Columbia Intermediate Bond Fund

Portfolio Breakdown(1)

as of 09/30/11 (%)
Asset-Backed Securities — Agency	0.3
Asset-Backed Securities — Non-Agency	2.5
Commercial Mortgage-Backed Securities — Non-Agency	16.6
Common Stocks	0.0	*
Corporate Bonds & Notes	36.3
Foreign Government Obligations	0.4
Municipal Bonds	1.3
Preferred Stocks	1.1
Residential Mortgage-Backed Securities — Agency	20.4
Residential Mortgage-Backed Securities — Non-Agency	1.1
Senior Loans	0.0	*
U.S. Treasury Obligations	18.3
Warrants	0.0	*
Other(2)	1.7
*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Cash & Cash Equivalents.

Understanding Your Expenses – Columbia Intermediate Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.40	1,020.80	4.27	4.24	0.84
Class B	1,000.00	1,000.00	1,031.40	1,017.05	8.07	8.02	1.59
Class C	1,000.00	1,000.00	1,032.40	1,017.80	7.32	7.26	1.44
Class I	1,000.00	1,000.00	1,037.10	1,022.45	2.60	2.58	0.51
Class R	1,000.00	1,000.00	1,034.10	1,019.55	5.54	5.50	1.09
Class W	1,000.00	1,000.00	1,035.90	1,021.05	4.02	3.99	0.79
Class Z	1,000.00	1,000.00	1,036.70	1,022.05	3.00	2.98	0.59

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 36.3%
Aerospace & Defense 0.6%
ADS Tactical, Inc. Senior Secured(a)(b)
04/01/18	11.000%	$800,000	$782,000
Ducommun, Inc. Senior Notes(a)
07/15/18	9.750%	85,000	84,788
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	265,000	246,450
03/15/21	7.125%	368,000	341,320
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,176,000	1,170,120
L-3 Communications Corp.
02/15/21	4.950%	10,225,000	10,669,706
Oshkosh Corp.
03/01/20	8.500%	675,000	654,750
Raytheon Co. Senior Unsecured
08/15/27	7.200%	2,055,000	2,851,380
TransDigm, Inc.
12/15/18	7.750%	558,000	567,765

Total			17,368,279
Airlines 0.1%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	3,593,320	3,584,336
Automotive 0.5%
Accuride Corp. Senior Secured
08/01/18	9.500%	180,000	165,600
Allison Transmission, Inc.(a)
05/15/19	7.125%	246,000	226,320
Chrysler Group LLC/Co-Issuer, Inc.(a)
Senior Secured
06/15/21	8.250%	348,000	268,830
Chrysler Group LLC/Co-Issuer, Inc.(a)(b)
Senior Secured
06/15/19	8.000%	149,000	116,593
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	822,000	791,175
Dana Holding Corp.(b)
Senior Unsecured
02/15/19	6.500%	125,000	120,625
Delphi Corp.(a)
05/15/21	6.125%	112,000	104,160
Delphi Corp.(a)(b)
05/15/19	5.875%	168,000	156,240
FUEL Trust Secured(a)
06/15/16	3.984%	12,595,000	12,332,293
International Automotive Components Group SL Senior Secured(a)(c)
06/01/18	9.125%	91,000	85,085
Lear Corp.
03/15/18	7.875%	659,000	693,597
03/15/20	8.125%	195,000	209,138

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Automotive (cont.)
Visteon Corp. Senior Notes(a)
04/15/19	6.750%	$672,000	$626,640

Total			15,896,296
Banking 9.2%
Bank of America Corp.
Senior Unsecured
04/15/12	6.250%	5,970,000	6,023,569
01/15/13	4.875%	2,705,000	2,667,710
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,190,000	3,685,787
02/01/21	4.150%	15,360,000	16,288,312
Barclays Bank PLC(a)(c)(d)
09/29/49	7.434%	9,810,000	8,044,200
12/31/49	6.860%	18,949,000	13,643,280
12/31/49	7.375%	9,665,000	9,121,344
Capital One/IV(d)
02/17/37	6.745%	20,105,000	19,200,275
Capital One/V
08/15/39	10.250%	18,825,000	19,107,375
Chinatrust Commercial Bank(a)(c)(d)
03/29/49	5.625%	3,570,000	3,177,300
Discover Bank Subordinated Notes
11/18/19	8.700%	5,175,000	5,912,675
Fifth Third Bank Senior Unsecured(d)
05/17/13	0.402%	2,685,000	2,629,147
HBOS PLC Subordinated Notes(a)(c)
05/21/18	6.750%	11,385,000	9,706,418
HSBC U.S.A., Inc. Subordinated Notes
09/27/20	5.000%	7,290,000	6,896,923
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	10,765,000	10,695,092
JPMorgan Chase Capital XVII
08/01/35	5.850%	3,190,000	3,169,421
JPMorgan Chase Capital XX
09/29/36	6.550%	8,830,000	8,916,799
JPMorgan Chase Capital XXIII(d)
05/15/47	1.286%	2,385,000	1,601,482
JPMorgan Chase Capital XXV
10/01/37	6.800%	7,035,000	7,060,565
Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	3,286,000	1,445,840
Merrill Lynch & Co., Inc.
Senior Unsecured
08/15/12	6.050%	7,470,000	7,538,575
04/25/13	6.150%	1,425,000	1,425,685
Subordinated Notes
05/02/17	5.700%	4,805,000	4,285,911
National City Preferred Capital Trust I(d)
12/31/49	12.000%	16,807,000	17,409,027

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banking (cont.)
State Street Corp.
03/15/18	4.956%	$19,865,000	$21,020,547
Senior Unsecured
03/07/16	2.875%	2,415,000	2,468,449
U.S. Bancorp
02/01/16	3.442%	16,815,000	17,067,259
USB Capital XIII Trust
12/15/39	6.625%	18,475,000	18,554,997
Washington Mutual Bank Subordinated Notes(e)
01/15/15	5.125%	27,379,000	27,379
Washington Mutual Preferred Funding(a)(e)
03/29/49	6.534%	2,725,000	40,875
Wells Fargo & Co. Senior Unsecured(b)
06/15/16	3.676%	17,595,000	18,309,814
Wells Fargo Capital X
12/15/36	5.950%	15,305,000	14,913,835

Total			282,055,867
Brokerage 0.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	369,000	357,930
06/01/16	6.750%	387,000	386,033
Senior Unsecured PIK
11/30/17	12.500%	463,000	522,032
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	3,445,000	3,929,736
Nuveen Investments, Inc.
11/15/15	10.500%	120,000	110,700

Total			5,306,431
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	902,000	856,900
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	340,000	272,850
Gibraltar Industries, Inc.
12/01/15	8.000%	360,000	351,000
Interface, Inc.
12/01/18	7.625%	148,000	148,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	237,000	226,335
Nortek, Inc.(a)
12/01/18	10.000%	63,000	58,275
04/15/21	8.500%	361,000	290,605

Total			2,203,965
Chemicals 0.6%
CF Industries, Inc.
05/01/18	6.875%	729,000	811,012
05/01/20	7.125%	63,000	71,663
Celanese U.S. Holdings LLC
06/15/21	5.875%	75,000	73,875

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Chemicals (cont.)
Chemtura Corp.
09/01/18	7.875%	$4,000	$3,920
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,365,000	4,818,458
05/15/39	9.400%	125,000	193,065
Dow Chemical Co. (The)(b)
Senior Unsecured
11/15/20	4.250%	5,245,000	5,273,176
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,069,000	881,925
Koppers, Inc.
12/01/19	7.875%	105,000	108,938
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	2,880,000	3,905,862
Lyondell Chemical Co. Senior Secured(a)
11/01/17	8.000%	885,000	953,587
MacDermid, Inc.(a)
04/15/17	9.500%	594,000	549,450
Nalco Co.(a)
01/15/19	6.625%	725,000	793,875
Nova Chemicals Corp.(c)
Senior Unsecured
11/01/16	8.375%	350,000	367,500
11/01/19	8.625%	395,000	427,587
Polypore International, Inc.
11/15/17	7.500%	550,000	552,750

Total			19,786,643
Construction Machinery 0.1%
Case New Holland, Inc.
12/01/17	7.875%	284,000	302,460
Columbus McKinnon Corp.
02/01/19	7.875%	185,000	179,450
Manitowoc Co., Inc. (The)
11/01/20	8.500%	645,000	583,725
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	596,000	524,480
RSC Equipment Rental, Inc./Holdings III LLC(a)
Senior Secured
07/15/17	10.000%	88,000	93,060
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	275,000	237,875
United Rentals North America, Inc.
06/15/16	10.875%	109,000	117,720
12/15/19	9.250%	86,000	89,010
United Rentals North America, Inc.(b)
09/15/20	8.375%	666,000	611,055
Xerium Technologies, Inc.(a)
06/15/18	8.875%	290,000	263,900

Total			3,002,735

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Consumer Cyclical Services —%
Garda World Security Corp. Senior Unsecured(a)(c)
03/15/17	9.750%	$177,000	$179,655
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	320,000	300,800
West Corp.
01/15/19	7.875%	608,000	571,520

Total			1,051,975
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	225,000	217,125
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	276,000	289,110
Sealy Mattress Co.(b)
06/15/14	8.250%	425,000	400,563
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	836,000	890,340
Visant Corp.
10/01/17	10.000%	302,000	279,350

Total			2,076,488
Diversified Manufacturing 0.1%
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	569,000	603,140
Tomkins LLC/Inc. Secured(a)
10/01/18	9.000%	284,000	289,680
Tyco International Ltd./Finance SA(c)
01/15/21	6.875%	2,070,000	2,595,329
WireCo WorldGroup, Inc.(a)
05/15/17	9.750%	744,000	751,440

Total			4,239,589
Electric 3.6%
AES Corp. (The) Senior Notes(a)(b)
07/01/21	7.375%	711,000	671,895
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	18,908,000	23,075,474
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	4,280,000	4,205,100
Calpine Corp. Senior Secured(a)
02/15/21	7.500%	920,000	887,800
CenterPoint Energy, Inc. Senior Unsecured
02/01/17	5.950%	295,000	334,426
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	6,075,000	7,029,140
03/15/36	5.900%	3,570,000	4,276,442

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Senior Unsecured
07/15/18	6.950%	$5,220,000	$6,066,016
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	4,085,000	5,577,888
Dolphin Subsidiary II, Inc.(a)(f)
Senior Unsecured
10/15/16	6.500%	193,000	190,588
10/15/21	7.250%	113,000	109,610
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	582,000	346,290
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	430,000	417,100
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	40,000	39,000
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	2,790,000	3,145,959
FPL Energy American Wind LLC Senior Secured(a)
06/20/23	6.639%	2,164,078	2,284,119
FPL Energy National Wind LLC Senior Secured(a)
03/10/24	5.608%	860,911	899,161
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	305,000	286,700
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	7,045,000	7,505,806
Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	850,000	890,375
NRG Energy, Inc.
01/15/17	7.375%	1,219,000	1,257,094
Nevada Power Co.
09/15/40	5.375%	1,450,000	1,693,045
05/15/41	5.450%	13,400,000	15,713,272
Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	3,625,000	4,051,311
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	6,670,000	7,417,580
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	8,120,000	8,811,662
Tenaska Alabama II Partners LP Senior Secured(a)
03/30/23	6.125%	2,659,678	2,806,122
Windsor Financing LLC Senior Unsecured(a)
07/15/17	5.881%	198,450	215,725

Total			110,204,700

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Entertainment —%
AMC Entertainment, Inc.
12/01/20	9.750%	$185,000	$167,425
Cinemark U.S.A., Inc
06/15/21	7.375%	140,000	132,300
Six Flags, Inc.(a)(g)(i)(j)
06/01/14	9.625%	458,000	—
Speedway Motorsports, Inc.
02/01/19	6.750%	76,000	72,390
Vail Resorts, Inc.(a)(b)
05/01/19	6.500%	93,000	91,605

Total			463,720
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	135,000	140,738
Food and Beverage 1.3%
ARAMARK Holdings Corp. Senior Unsecured PIK(a)
05/01/16	8.625%	135,000	132,975
Anheuser-Busch InBev Worldwide, Inc.(c)
01/15/19	7.750%	2,055,000	2,668,806
Coca-Cola Co. (The) Senior Notes(a)
09/01/21	3.300%	12,675,000	13,186,800
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	7,110,000	8,251,781
Darling International, Inc.
12/15/18	8.500%	110,000	118,525
Dean Foods Co.(b)
12/15/18	9.750%	170,000	172,125
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	4,355,000	4,796,606
Kraft Foods, Inc. Senior Unsecured
02/09/40	6.500%	4,400,000	5,393,297
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	3,445,000	3,867,326

Total			38,588,241
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	468,000	472,095
Caesars Entertainment Operating Co., Inc.(b)
Secured
12/15/18	10.000%	135,000	80,325
MGM Resorts International
Senior Secured
03/15/20	9.000%	79,000	81,370
MGM Resorts International(b) Senior Unsecured
03/01/18	11.375%	504,000	504,000

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gaming (cont.)
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	$257,000	$272,420
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	205,000	207,050
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	755,000	751,225
Senior Secured
10/01/20	6.535%	110,000	105,411
Seneca Gaming Corp.(a)
12/01/18	8.250%	463,000	445,637
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	620,000	362,700
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	389,000	390,945

Total			3,673,178
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	3,915,000	4,664,840
Sempra Energy Senior Unsecured
06/01/16	6.500%	3,130,000	3,662,169

Total			8,327,009
Gas Pipelines 2.8%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	175,000	173,250
El Paso Corp. Senior Unsecured
06/01/18	7.250%	202,000	225,735
09/15/20	6.500%	834,000	898,635
01/15/32	7.750%	398,000	460,987
El Paso Pipeline Partners Operating Co. LLC(c)
10/01/21	5.000%	12,050,000	12,071,088
Enterprise Products Operating LLC
02/01/41	5.950%	9,950,000	10,673,285
Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	3,510,000	3,912,688
09/01/39	6.500%	4,750,000	5,103,229
Kinder Morgan Energy Partners LP(b) Senior Unsecured
02/15/15	5.625%	2,990,000	3,312,977
NGPL PipeCo LLC Senior Unsecured(a)
12/15/12	6.514%	6,955,000	7,238,924
Nisource Finance Corp.
12/15/40	6.250%	4,260,000	4,815,930
Plains All American Pipeline LP/Finance Corp.
01/15/20	5.750%	3,465,000	3,779,314
01/15/37	6.650%	2,050,000	2,264,834

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gas Pipelines (cont.)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$180,000	$194,850
12/01/18	6.875%	303,000	312,090
07/15/21	6.500%	569,000	571,845
Southern Natural Gas Co./Issuing Corp. Senior Unsecured(a)
06/15/21	4.400%	7,000,000	7,012,152
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	4,090,000	5,274,583
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	105,000	103,950
TransCanada PipeLines Ltd.(c)(d)
05/15/67	6.350%	13,090,000	13,033,778
Williams Companies, Inc. (The) Senior Unsecured
09/01/21	7.875%	233,000	276,225
Williams Partners LP Senior Unsecured(b)
04/15/40	6.300%	5,000,000	5,533,825

Total			87,244,174
Health Care 0.3%
AMGH Merger Sub, Inc. Senior Secured(a)
11/01/18	9.250%	159,000	159,795
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	84,130	81,816
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	359,000	360,795
CHS/Community Health Systems, Inc.
07/15/15	8.875%	542,000	532,515
ConvaTec Healthcare E SA Senior Unsecured(a)(c)
12/15/18	10.500%	772,000	679,360
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
09/15/18	6.500%	92,000	93,380
HCA, Inc.
02/15/22	7.500%	583,000	537,817
Senior Secured
02/15/20	6.500%	598,000	584,545
02/15/20	7.875%	621,000	642,735
09/15/20	7.250%	804,000	812,040
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	407,000	396,825
Healthsouth Corp.
02/15/20	8.125%	325,000	304,688
09/15/22	7.750%	45,000	40,838
InVentiv Health, Inc.(a)
08/15/18	10.000%	412,000	363,590
LifePoint Hospitals, Inc.
10/01/20	6.625%	237,000	233,445
Multiplan, Inc.(a)
09/01/18	9.875%	541,000	534,237

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care (cont.)
Omnicare, Inc.
06/01/20	7.750%	$328,000	$334,560
Radnet Management, Inc.
04/01/18	10.375%	90,000	83,250
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	247,000	235,268
STHI Holding Corp. Secured(a)
03/15/18	8.000%	127,000	122,555
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	228,000	241,110
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	1,060,000	972,550

Total			8,347,714
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	2,285,000	2,711,479
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	480,000	393,600
Independent Energy 1.5%
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	7,530,000	8,423,622
Anadarko Petroleum Corp.(b)
03/15/40	6.200%	3,590,000	3,737,463
Antero Resources Finance Corp. Senior Notes(a)
08/01/19	7.250%	19,000	18,050
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	80,000	81,600
Senior Unsecured
06/01/14	10.250%	85,000	95,200
11/01/20	6.750%	180,000	171,450
Bill Barrett Corp.
10/01/19	7.625%	124,000	121,830
Brigham Exploration Co.
10/01/18	8.750%	430,000	460,100
06/01/19	6.875%	71,000	69,225
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	884,000	866,320
Chaparral Energy, Inc.
10/01/20	9.875%	197,000	197,000
09/01/21	8.250%	486,000	443,475
Chesapeake Energy Corp.
08/15/20	6.625%	1,415,000	1,457,450
02/15/21	6.125%	340,000	342,550
Comstock Resources, Inc.
10/15/17	8.375%	54,000	51,840
04/01/19	7.750%	102,000	95,370

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Concho Resources, Inc.
10/01/17	8.625%	$205,000	$217,300
01/15/21	7.000%	418,000	415,910
01/15/22	6.500%	118,000	116,230
Continental Resources, Inc.
04/01/21	7.125%	421,000	428,367
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,325,000	2,818,423
EXCO Resources, Inc.
09/15/18	7.500%	145,000	129,775
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	250,000	241,250
Hilcorp Energy I LP/Finance Co. Senior Notes(a)
04/15/21	7.625%	739,000	742,695
Laredo Petroleum, Inc.(a)
02/15/19	9.500%	919,000	964,950
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	292,000	268,640
MEG Energy Corp.(a)(c)
03/15/21	6.500%	370,000	354,275
Nexen, Inc. Senior Unsecured(c)
07/30/39	7.500%	6,955,000	8,145,613
Oasis Petroleum, Inc. Senior Unsecured(a)
02/01/19	7.250%	430,000	420,325
Petrohawk Energy Corp.
08/15/18	7.250%	657,000	750,622
06/01/19	6.250%	360,000	408,600
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	277,000	289,465
Range Resources Corp.
08/01/20	6.750%	555,000	591,075
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a)(c)
09/30/20	5.298%	2,996,080	3,243,022
Southwestern Energy Co.
02/01/18	7.500%	6,700,000	7,589,170
Woodside Finance Ltd.(a)(c)
05/10/21	4.600%	2,540,000	2,623,942

Total			47,392,194
Integrated Energy 0.4%
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,215,000	4,110,409
Shell International Finance BV(c)
03/25/40	5.500%	6,315,000	7,853,909

Total			11,964,318
Life Insurance 1.2%
ING Groep NV(c)(d)
12/29/49	5.775%	9,770,000	7,156,525
MetLife Capital Trust X(a)
04/08/38	9.250%	4,960,000	5,580,000
MetLife, Inc.
08/01/69	10.750%	9,375,000	11,718,750

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Life Insurance (cont.)
Provident Companies, Inc. Senior Unsecured
07/15/18	7.000%	$320,000	$360,725
Prudential Financial, Inc. Senior Unsecured
06/13/15	4.750%	955,000	999,029
Prudential Financial, Inc.(d)
06/15/38	8.875%	11,245,000	12,130,544

Total			37,945,573
Media Cable 1.0%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	595,000	577,150
04/30/20	8.125%	443,000	462,935
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	234,000	256,815
Cablevision Systems Corp. Senior Unsecured(b)
09/15/17	8.625%	507,000	527,914
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	945,000	935,550
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,780,000	9,950,524
03/01/16	3.500%	12,135,000	12,521,196
DISH DBS Corp.
09/01/19	7.875%	925,000	943,500
DISH DBS Corp.(a)
06/01/21	6.750%	265,000	253,075
Insight Communications Co., Inc. Senior Notes(a)
07/15/18	9.375%	400,000	456,000
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(a)(c)
03/15/19	7.500%	220,000	215,600
Quebecor Media, Inc.(c) Senior Unsecured
03/15/16	7.750%	444,000	444,000
03/15/16	7.750%	253,000	252,368
Time Warner Cable, Inc.
05/01/17	5.850%	2,335,000	2,594,563
Virgin Media Finance PLC(c)
08/15/16	9.500%	445,000	480,600

Total			30,871,790
Media Non-Cable 0.9%
AMC Networks, Inc.(a)
07/15/21	7.750%	444,000	455,100
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	665,000	493,762
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	516,000	527,610
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	208,000	169,520
EH Holding Corp.(a)
06/15/21	7.625%	416,000	400,400

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Non-Cable (cont.)
Senior Secured
06/15/19	6.500%	$222,000	$213,675
Intelsat Jackson Holdings SA(a)(c)
04/01/19	7.250%	255,000	236,513
10/15/20	7.250%	525,000	485,625
Intelsat Jackson Holdings SA(c)
06/15/16	11.250%	235,000	239,700
Intelsat Luxembourg SA PIK(c)
02/04/17	11.500%	125,000	107,500
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	4,215,000	4,291,064
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	311,000	307,890
News America, Inc.
12/15/35	6.400%	4,195,000	4,542,677
02/15/41	6.150%	11,280,000	11,931,781
Nielsen Finance LLC/Co.
10/15/18	7.750%	691,000	704,820
RR Donnelley & Sons Co.
Senior Unsecured
05/15/18	7.250%	208,000	187,980
Salem Communications Corp.
Secured
12/15/16	9.625%	403,000	403,000
Sinclair Television Group, Inc.
Secured(a)
11/01/17	9.250%	636,000	661,440
Univision Communications, Inc.(a)
05/15/21	8.500%	438,000	339,450
Senior Secured
11/01/20	7.875%	272,000	250,240
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	1,133,000	1,121,670

Total			28,071,417
Metals 0.8%
Alpha Natural Resources, Inc.
06/01/19	6.000%	231,000	215,985
06/01/21	6.250%	231,000	215,408
ArcelorMittal(b)(c)
Senior Unsecured
03/01/41	6.750%	8,189,000	7,076,967
ArcelorMittal(c)
Senior Unsecured
10/15/39	7.000%	5,452,000	4,862,486
Arch Coal, Inc.(a)
06/15/19	7.000%	609,000	578,550
06/15/21	7.250%	406,000	393,820
Calcipar SA
Senior Secured(a)(c)
05/01/18	6.875%	479,000	414,335
Consol Energy, Inc.
04/01/17	8.000%	110,000	114,950
04/01/20	8.250%	1,045,000	1,099,862
FMG Resources August 2006 Proprietary Ltd.(a)(b)(c)
02/01/18	6.875%	350,000	308,000

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Metals (cont.)
FMG Resources August 2006 Proprietary Ltd.(a)(c)
11/01/15	7.000%	$985,000	$930,825
JMC Steel Group
Senior Notes(a)
03/15/18	8.250%	346,000	325,240
Novelis, Inc.(c)
12/15/17	8.375%	227,000	224,730
12/15/20	8.750%	330,000	323,400
Nucor Corp.
Senior Unsecured
06/01/18	5.850%	4,955,000	5,877,249
Rain CII Carbon LLC/Corp.
Senior Secured(a)
12/01/18	8.000%	545,000	539,550

Total			23,501,357
Non-Captive Consumer 0.3%
Discover Financial Services
Senior Unsecured
07/15/19	10.250%	1,810,000	2,190,811
HSBC Finance Capital Trust IX(d)
11/30/35	5.911%	7,468,000	6,198,440
SLM Corp.
Senior Notes
01/25/16	6.250%	369,000	362,186
Senior Unsecured
03/25/20	8.000%	556,000	548,882
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	902,000	633,655

Total			9,933,974
Non-Captive Diversified 0.3%
Ally Financial, Inc.
03/15/20	8.000%	2,164,000	2,003,042
CIT Group, Inc.(a)
Secured
05/02/17	7.000%	2,558,000	2,481,260
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	415,000	401,512
Ford Motor Credit Co. LLC
Senior Unsecured(b)
02/01/21	5.750%	1,765,000	1,746,466
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	175,000	175,437
05/15/19	6.250%	478,000	415,474
International Lease Finance Corp.(b)
Senior Unsecured
03/15/17	8.750%	585,000	587,925
12/15/20	8.250%	445,000	436,100

Total			8,247,216
Oil Field Services 0.3%
Offshore Group Investments Ltd.(a)(c)
Senior Secured
08/01/15	11.500%	185,000	193,301

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Oil Field Services (cont.)
Offshore Group Investments Ltd.(c)
Senior Secured
08/01/15	11.500%	$844,000	$869,320
Oil States International, Inc.(a)
06/01/19	6.500%	993,000	970,657
Trinidad Drilling Ltd.
Senior Unsecured(a)(c)
01/15/19	7.875%	302,000	300,343
Weatherford International Ltd.(c)
03/15/38	7.000%	5,465,000	6,014,380

Total			8,348,001
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	261,000	255,128
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	5,690,000	6,792,746
President and Fellows of Harvard College(a)
01/15/39	6.500%	2,985,000	4,467,082

Total			11,514,956
Packaging 0.1%
Ardagh Packaging Finance PLC(a)(b)(c)
10/15/20	9.125%	260,000	234,000
Ardagh Packaging Finance PLC(a)(c)
Senior Secured
10/15/17	7.375%	340,000	324,700
Crown Americas LLC/Capital Corp. III
Senior Notes(a)
02/01/21	6.250%	496,000	498,480
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	1,000	850
02/15/21	8.250%	374,000	293,590
Senior Secured
10/15/16	8.750%	383,000	381,085
04/15/19	7.125%	293,000	272,490
08/15/19	7.875%	276,000	266,340
02/15/21	6.875%	253,000	230,230
Reynolds Group Issuer, Inc./LLC(a)(b)
Senior Unsecured
08/15/19	9.875%	705,000	620,400
Sealed Air Corp.(a)(f)
Senior Unsecured
09/15/19	8.125%	128,000	129,280
09/15/21	8.375%	106,000	107,060

Total			3,358,505
Paper 0.5%
Cascades, Inc.(c)
12/15/17	7.750%	658,000	625,100
Georgia-Pacific LLC(a)
05/01/16	8.250%	12,997,000	14,366,104
Graphic Packaging International, Inc.
06/15/17	9.500%	838,000	896,660
Graphic Packaging International, Inc.(b)
10/01/18	7.875%	132,000	135,960

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Paper (cont.)
Verso Paper Holdings LLC/Inc.
Secured(b)
02/01/19	8.750%	$565,000	$389,850

Total			16,413,674
Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.(a)
01/15/22	7.250%	298,000	298,745
Grifols, Inc.
Senior Secured(a)
02/01/18	8.250%	584,000	584,000
Johnson & Johnson
Senior Unsecured
05/15/41	4.850%	10,455,000	12,354,287
Mylan, Inc.(a)
11/15/18	6.000%	525,000	510,562
Roche Holdings, Inc.(a)
03/01/19	6.000%	3,605,000	4,404,528
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	224,000	213,920

Total			18,366,042
Property & Casualty 1.1%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	1,512,000	1,597,417
11/15/19	7.350%	2,503,000	2,771,805
08/15/21	5.750%	2,750,000	2,774,907
Liberty Mutual Group, Inc.(a)(d)
06/15/58	10.750%	5,815,000	6,919,850
OneBeacon US Holdings, Inc.
05/15/13	5.875%	1,983,000	2,032,440
Transatlantic Holdings, Inc.
Senior Unsecured
11/30/39	8.000%	14,285,000	16,930,139

Total			33,026,558
Railroads 0.7%
BNSF Funding Trust I(d)
12/15/55	6.613%	10,386,000	10,450,913
CSX Corp.
Senior Unsecured
06/01/21	4.250%	6,910,000	7,302,621
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	3,935,000	4,595,096

Total			22,348,630
Refining —%
United Refining Co.
Senior Secured
02/28/18	10.500%	382,000	359,080
REITs 0.9%
Boston Properties LP
Senior Unsecured
05/15/21	4.125%	15,980,000	15,325,443
Brandywine Operating Partnership LP
05/15/15	7.500%	2,760,000	2,990,109

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
REITs (cont.)
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	$2,220,000	$2,412,676
08/15/19	8.250%	5,240,200	6,002,487

Total			26,730,715
Restaurants 1.0%
McDonald’s Corp.
Senior Unsecured
05/20/21	3.625%	24,654,000	26,841,303
02/01/39	5.700%	2,555,000	3,227,872

Total			30,069,175
Retailers 0.9%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	6,690,000	6,078,688
Burlington Coat Factory Warehouse Corp.(a)
02/15/19	10.000%	135,000	114,750
CVS Caremark Corp(d)
06/01/37	6.302%	1,320,000	1,277,100
CVS Pass-Through Trust Pass-Through Certificates(a)
01/11/27	5.298%	4,892,417	5,197,407
Limited Brands, Inc.
06/15/19	8.500%	181,000	204,530
04/01/21	6.625%	240,000	241,800
Macy’s Retail Holdings, Inc.
07/15/14	5.750%	13,445,000	14,360,416
QVC, Inc.(a) Senior Secured
04/15/17	7.125%	85,000	89,888
10/01/19	7.500%	370,000	401,450
10/15/20	7.375%	167,000	180,778
Rite Aid Corp.
06/15/17	9.500%	150,000	118,500
Rite Aid Corp.(b) Senior Secured
08/15/20	8.000%	275,000	286,687
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	456,000	387,600

Total			28,939,594
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	6,897,000	8,511,877
Technology 0.6%
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	105,000	101,325
Amkor Technology, Inc.(a)(b) Senior Unsecured
06/01/21	6.625%	730,000	675,250
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	500,000	508,750

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Technology (cont.)
CDW LLC/Finance Corp.(a)
04/01/19	8.500%	$616,000	$532,840
Cardtronics, Inc.
09/01/18	8.250%	575,000	598,000
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	1,450,000	1,741,615
CommScope, Inc.(a)
01/15/19	8.250%	156,000	152,100
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	150,000	149,250
First Data Corp.(a)
01/15/21	12.625%	366,000	270,840
Senior Secured
06/15/19	7.375%	148,000	137,640
08/15/20	8.875%	465,000	437,100
First Data Corp.(b)
09/24/15	9.875%	352,000	294,800
Freescale Semiconductor, Inc. Senior Secured(a)(c)
04/15/18	9.250%	435,000	446,962
Hewlett-Packard Co. Senior Unsecured
09/15/41	6.000%	3,405,000	3,591,356
Interactive Data Corp.
08/01/18	10.250%	679,000	729,925
NXP BV/Funding LLC Senior Secured(a)(c)
08/01/18	9.750%	549,000	562,725
Oracle Corp. Senior Unsecured
04/15/38	6.500%	4,355,000	5,712,345
iGate Corp.(a)
05/01/16	9.000%	429,000	403,260

Total			17,046,083
Transportation Services 0.2%
AE Escrow Corp. Senior Unsecured(a)(f)
03/15/20	9.750%	258,000	247,680
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	281,000	257,115
ERAC U.S.A. Finance LLC(a)
10/01/20	5.250%	4,960,000	5,354,553
Hertz Corp. (The)
10/15/18	7.500%	570,000	544,350
Hertz Corp. (The)(b)
01/15/21	7.375%	212,000	193,715

Total			6,597,413
Wireless 0.2%
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	316,000	317,185
Cricket Communications, Inc.(a) Senior Notes
10/15/20	7.750%	235,000	202,100

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wireless (cont.)
MetroPCS Wireless, Inc.
09/01/18	7.875%	$605,000	$589,875
NII Capital Corp.
08/15/16	10.000%	512,000	560,640
SBA Telecommunications, Inc.
08/15/19	8.250%	858,000	900,900
Sprint Capital Corp.
11/15/28	6.875%	345,000	257,887
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	1,144,000	1,063,920
Wind Acquisition Finance SA(a)(c) Secured
07/15/17	11.750%	849,000	721,650
Senior Secured
02/15/18	7.250%	492,000	418,200

Total			5,032,357
Wirelines 2.0%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	14,870,000	17,610,273
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	8,870,000	8,219,084
Cincinnati Bell, Inc.
10/15/17	8.250%	699,000	678,030
Embarq Corp. Senior Unsecured
06/01/36	7.995%	14,915,000	13,994,655
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	829,000	804,130
04/15/22	8.750%	120,000	119,100
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	210,000	193,200
Level 3 Communications, Inc. Senior Unsecured(a)(b)
02/01/19	11.875%	310,000	294,500
Level 3 Escrow, Inc. Senior Unsecured(a)(b)
07/01/19	8.125%	144,000	127,260
Level 3 Financing, Inc.
02/15/17	8.750%	502,000	462,468
Level 3 Financing, Inc.(a)(b)
04/01/19	9.375%	205,000	190,650
Level 3 Financing, Inc.(b)
02/01/18	10.000%	141,000	135,360
PAETEC Holding Corp.
12/01/18	9.875%	428,000	448,330
Senior Secured
06/30/17	8.875%	757,000	794,850
Qwest Corp. Senior Unsecured
06/15/23	7.500%	655,000	646,046
Telefonica Emisiones SAU(c)
06/20/16	6.421%	4,350,000	4,459,794
07/03/17	6.221%	2,375,000	2,400,147
04/27/20	5.134%	4,360,000	4,060,673

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
02/16/21	5.462%	$4,315,000	$4,111,800
Tw telecom holdings, inc.
03/01/18	8.000%	466,000	484,640
Windstream Corp.
09/01/18	8.125%	378,000	380,835
10/15/20	7.750%	536,000	522,600

Total			61,138,425
Total Corporate Bonds & Notes
(Cost: $1,103,700,061)			$1,112,396,081

Residential Mortgage-Backed Securities — Agency 20.4%
Federal Home Loan Mortgage Corp.(k)
06/01/41	4.500%	14,870,459	15,857,640
11/01/26	8.500%	116,641	139,998
07/01/20	12.000%	21,023	23,369
Federal National Mortgage Association(d)(k)
08/01/36	2.324%	28,794	28,806
07/01/37	5.747%	372,786	407,233
07/01/32	5.861%	159,196	168,636
06/01/32	5.960%	6,513	6,911
Federal National Mortgage Association(f)(k)
10/01/40	4.000%	8,700,000	9,118,688
10/01/41	5.000%	17,300,000	18,608,313
Federal National Mortgage Association(k)
03/01/41	3.500%	4,981,362	5,122,708
09/01/40- 02/01/41	4.000%	93,071,304	97,983,848
05/01/39- 07/01/41	4.500%	76,698,678	82,102,343
07/01/37- 04/01/41	5.000%	109,836,039	118,542,424
06/01/35- 08/01/40	5.500%	72,073,314	78,631,435
01/01/14- 08/01/38	6.000%	73,373,448	80,690,069
10/01/28- 08/01/36	6.500%	6,694,622	7,460,941
10/01/11	7.000%	52	52
09/01/18	10.000%	35,136	40,614
CMO Series 1988-4 Class Z
03/25/18	9.250%	40,950	46,156
Federal National Mortgage Association(k)(l)
12/01/40	4.000%	34,629,487	36,450,781
Government National Mortgage Association(d)(k)
07/20/25	2.625%	43,692	45,359
Government National Mortgage Association(k)
09/15/40- 03/15/41	4.500%	66,646,645	72,571,234
01/15/30	7.000%	537,026	624,589
12/15/23- 07/20/28	7.500%	706,311	820,945
05/15/17	8.000%	5,069	5,750
02/15/25	8.500%	59,834	70,933
06/15/16- 10/15/16	9.000%	3,508	3,876
Total Residential Mortgage-Backed Securities — Agency
(Cost: $607,786,699)			$625,573,651

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency 1.1%
American General Mortgage Loan Trust(a)(d)(k) CMO Series 2009-1 Class A7
09/25/48	5.750%	$8,182,000	$8,299,191
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,501,194	1,530,596
American Mortgage Trust Series 2093-3 Class 3A(i)(j)(k)
07/27/23	8.188%	6,800	4,123
BCAP LLC Trust CMO Series 2006-RR1 Class PB(k)
11/25/36	5.000%	902,011	900,549
Credit Suisse Mortgage Capital Certificates(a)(d)(k) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	1,358,677	1,373,742
CMO Series 2010-11R Class A1
06/28/47	1.218%	4,690,462	4,637,158
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	5,728,983	5,760,704
Fadr LLC Series 2009-2 Class A(a)(d)(k)
01/28/40	2.471%	691,273	650,985
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(d)(k)
09/25/36	5.950%	2,128,795	2,106,231
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(d)(k)
11/27/37	5.657%	1,646,081	1,650,585
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M(d)(k)
02/25/47	0.455%	7,463,034	1,125,224
Nomura Asset Acceptance Corp.(d)(k) CMO Series 2007-1 Class 1A3(AGM)
03/25/47	5.957%	323,890	258,771
CMO Series 2007-1 Class 1A4(AGM)
03/25/47	6.138%	2,050,740	1,638,215
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(a)(k)
09/25/34	5.000%	667,397	672,495
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(d)(k)
07/20/34	1.111%	1,968,742	622,302
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(d)(k)
12/25/34	4.740%	1,587,924	1,602,353
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(k)
04/25/35	8.000%	1,002,370	1,013,064
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $42,050,963)			$33,846,288

Commercial Mortgage-Backed Securities — Non-Agency 16.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(k) Series 2005-3 Class A4
07/10/43	4.668%	15,250,000	16,304,766
Series 2005-4 Class A5A
07/10/45	4.933%	17,323,000	18,594,439

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities(d)(k) Series 2004-T14 Class A4
01/12/41	5.200%	$6,136,000	$6,512,560
Series 2005-T20 Class A4A
10/12/42	5.295%	1,250,000	1,373,391
Series 2006-PW12 Class A4
09/11/38	5.903%	1,290,000	1,416,287
Series 2006-PW12 Class AAB
09/11/38	5.878%	458,540	483,603
Series 2007-T28 Class A4
09/11/42	5.742%	4,740,000	5,257,821
Bear Stearns Commercial Mortgage Securities(k)
Series 2003-T10 Class A2
03/13/40	4.740%	640,000	660,633
Series 2006-PW14 Class A4
12/11/38	5.201%	8,025,000	8,675,354
Series 2007-PW18 Class A4
06/11/50	5.700%	16,660,000	17,935,506
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(k)
12/11/49	5.322%	12,775,000	13,084,089
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-CK2 Class A4(k)
03/15/36	4.801%	15,000,000	15,479,790
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(d)(k)
06/15/38	6.011%	27,666,000	29,543,221
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4(k)
01/10/38	4.819%	5,080,434	5,237,287
GMAC Commercial Mortgage Securities, Inc.(d)(k)
CMO Series 2003-C2 Class A2
05/10/40	5.638%	12,745,000	13,563,382
GMAC Commercial Mortgage Securities, Inc.(d)(k)(s)
CMO IO Series 1997-C1 Class X
07/15/29	1.324%	6,221,432	202,128
GMAC Commercial Mortgage Securities, Inc.(k)
Series 2003-C3 Class A4
04/10/40	5.023%	10,600,000	11,155,355
GS Mortgage Securities Corp. II(k)
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,338,500	12,033,085
Series 2006-GG8 Class A4
11/10/39	5.560%	10,000,000	10,567,600
Greenwich Capital Commercial Funding Corp.(d)(k)
Series 2004-GG1 Class A7
06/10/36	5.317%	4,216,000	4,460,971
Series 2005-GG3 Class A4
08/10/42	4.799%	12,960,000	13,657,222
Greenwich Capital Commercial Funding Corp.(k)
Series 2003-C2 Class A3
01/05/36	4.533%	410,350	414,329
Series 2007-GG9 Class A4
03/10/39	5.444%	6,000,000	6,221,430
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(k)(s)
CMO IO Series 2005-LDP4 Class X2
10/15/42	0.370%	162,701,652	403,337
JPMorgan Chase Commercial Mortgage Securities Corp.(d)(k)
Series 2005-LDP4 Class A4
10/15/42	4.918%	13,750,000	14,775,764

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Series 2005-LDP5 Class A4
12/15/44	5.372%	$4,000,000	$4,382,374
Series 2007-CB19 Class A4
02/12/49	5.932%	14,950,000	15,843,786
JPMorgan Chase Commercial Mortgage Securities Corp.(k)
Series 2003-C1 Class A2
01/12/37	4.985%	15,000,000	15,492,165
LB-UBS Commercial Mortgage Trust(d)(k)
Series 2004-C6 Class A6
08/15/29	5.020%	14,958,000	15,907,100
Series 2007-C7 Class A3
09/15/45	5.866%	8,920,000	9,343,794
LB-UBS Commercial Mortgage Trust(k)
Series 2005-C3 Class A5
07/15/30	4.739%	5,460,000	5,844,127
Series 2006-C1 Class A2
02/15/31	5.084%	2,895,422	2,915,149
Series 2007-C2 Class A3
02/15/40	5.430%	14,515,000	14,906,644
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(d)(k)(s)
12/15/30	0.542%	18,589,918	260,891
Merrill Lynch Mortgage Trust Series 2005-MCP1 Class A4(d)(k)
06/12/43	4.747%	6,450,000	6,923,636
Morgan Stanley Capital I(k)
Series 2003-IQ6 Class A4
12/15/41	4.970%	9,194,000	9,670,994
Series 2004-T13 Class A4
09/13/45	4.660%	29,680,000	31,138,475
Series 2006-IQ12 Class A4
12/15/43	5.332%	6,350,000	6,854,685
Morgan Stanley Dean Witter Capital I(k)
Series 2002-IQ3 Class A4
09/15/37	5.080%	5,378,527	5,504,293
Series 2002-TOP7 Class A2
01/15/39	5.980%	1,283,571	1,300,016
Series 2003-HQ2 Class A1
03/12/35	4.180%	4,038,081	4,087,051
Series 2003-HQ2 Class A2
03/12/35	4.920%	7,025,000	7,257,535
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(a)(d)(k)
08/15/45	5.984%	15,319,000	16,707,009
Wachovia Bank Commercial Mortgage Trust(a)(d)(k)(s)
CMO IO Series 2005-C17 Class XP
03/15/42	0.429%	555,383,917	751,435
Wachovia Bank Commercial Mortgage Trust(a)(d)(k)
Series 2003-C7 Class A2
10/15/35	5.077%	10,000,000	10,575,970
Wachovia Bank Commercial Mortgage Trust(d)(k)
Series 2004-C12 Class A4
07/15/41	5.495%	20,000,000	21,496,120
Series 2005-C17 Class A4
03/15/42	5.083%	9,575,000	10,297,922
Series 2005-C21 Class A4
10/15/44	5.381%	12,870,000	13,994,014
Series 2005-C22 Class A4
12/15/44	5.444%	11,205,000	12,198,458

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities — Non-Agency (continued)
Series 2006-C23 Class A4
01/15/45	5.418%	$9,000,000	$9,686,214
Wachovia Bank Commercial Mortgage Trust(k)
Series 2002-C1 Class B
04/15/34	6.413%	5,000,000	5,080,540
Series 2003-C5 Class A2
06/15/35	3.989%	11,930,000	12,242,149
Series 2005-C17 Class APB
03/15/42	5.037%	8,959,755	9,246,449
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $493,118,542)			$507,922,345

Asset-Backed Securities — Agency 0.4%
Small Business Administration Participation Certificates
Series 2005-20F Class 1
06/01/25	4.570%	2,517,333	2,728,797
Series 2005-20L Class 1
12/01/25	5.390%	629,146	696,573
Series 2006-20C Class 1
03/01/26	5.570%	2,228,150	2,502,699
Series 2007-20H Class 1
08/01/27	5.780%	3,862,477	4,358,384
Total Asset-Backed Securities — Agency
(Cost: $9,237,107)			$10,286,453

Asset-Backed Securities — Non-Agency 2.5%
Ally Auto Receivables Trust
Series 2010-1 Class A3
05/15/14	1.450%	1,265,189	1,272,035
Series 2011-4 Class A2
03/17/14	0.650%	2,200,000	2,199,803
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	3,065,000	3,064,193
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	7,700,000	7,702,209
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,426,000	3,424,772
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(d)
11/25/36	0.285%	1,095,370	1,058,899
Bombardier Capital Mortgage Securitization Corp. Series 1998-A Class A3
04/15/28	6.230%	56,483	58,992
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,430,000	1,428,213
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(a)
05/08/14	6.250%	12,582,000	12,755,423
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	2,585,000	2,640,577
Series 2008-C6 Class C6
06/20/14	6.300%	745,000	770,589

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency (continued)
Citicorp Residential Mortgage Securities, Inc.(d)
Series 2007-2 Class A2
06/25/37	5.977%	$257,736	$258,547
Series 2007-2 Class A3
06/25/37	6.080%	3,819,000	3,821,070
Citigroup Mortgage Loan Trust, Inc.(d)
Series 2005-WF2 Class MF1
08/25/35	5.517%	3,775,000	364,318
Series 2005-WF2 Class MF2
08/25/35	5.666%	1,670,311	43,759
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	773,288	834,399
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	64,137	60,913
Countrywide Asset-Backed Certificates(d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,397,935	934,824
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	776,646	607,276
Daimler Chrysler Auto Trust Series 2007-A Class A4
03/08/13	5.280%	1,709,443	1,724,887
Discover Card Master Trust Series 2009-A1 Class A1(d)
12/15/14	1.529%	2,865,000	2,889,893
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	420,810	374,959
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,894,148
Ford Credit Auto Owner Trust
Series 2008-B Class A4A
03/15/13	4.950%	2,407,945	2,437,795
Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,340,630
Franklin Auto Trust
Series 2008-A Class A4A
05/20/16	5.360%	2,061,683	2,074,381
Franklin Auto Trust(a)
Series 2008-A Class C
05/20/16	7.160%	5,655,000	5,887,751
Harley-Davidson Motorcycle Trust Series 2007-1 Class C
04/15/15	5.540%	4,600,000	4,624,257
IMC Home Equity Loan Trust Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	18,401	18,426
JPMorgan Auto Receivables Trust Series 2006-A Class C(a)
12/15/14	5.610%	621,869	622,646
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(d)
01/25/37	0.305%	1,525,310	1,452,286
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(d)
11/25/35	5.355%	4,750,000	1,010,164

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities — Non-Agency (continued)
SACO I, Inc. Series 2005-2 Class A(a)(d)
04/25/35	0.635%	$291,667	$110,213
Total Asset-Backed Securities — Non-Agency
(Cost: $86,271,664)			$76,763,247

U.S. Treasury Obligations 18.3%
U.S. Treasury(b)
08/31/13	0.125%	24,089,700	24,025,712
09/15/14	0.250%	10,574,600	10,522,573
08/31/16	1.000%	21,135,000	21,187,837
05/31/18	2.375%	83,076,000	88,430,248
08/15/21	2.125%	22,898,300	23,302,684
02/15/41	4.750%	10,730,000	14,661,536
05/15/41	4.375%	7,260,000	9,379,049
08/15/41	3.750%	13,180,000	15,344,420
U.S. Treasury(b)(h)
STRIPS
11/15/18	0.000%	65,955,000	58,995,758
11/15/21	0.000%	19,120,000	15,358,752
U.S. Treasury(h)
STRIPS
11/15/21	0.000%	290,141,000	235,127,075
02/15/40	0.000%	78,770,000	32,951,224
U.S. Treasury(h)(l)
STRIPS
05/15/39	0.000%	27,965,000	11,951,542
Total U.S. Treasury Obligations
(Cost: $513,585,055)			$561,238,410

Foreign Government Obligations 0.5%
ITALY 0.2%
Republic of Italy Senior Unsecured(c)
06/12/17	5.375%	4,805,000	4,731,229
QATAR 0.2%
Nakilat, Inc. Senior Secured(a)(c)
12/31/33	6.067%	4,795,000	5,178,600
RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gazprom International SA(a)(b)(c)
02/01/20	7.201%	3,365,150	3,530,378
Total Foreign Government Obligations
(Cost: $13,323,104)			$13,440,207
Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 1.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,655,000	2,168,613

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$5,635,000	$6,843,764
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	19,460,000	19,831,686
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	9,955,000	11,277,223
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	400,000	427,204
Total Municipal Bonds
(Cost: $36,992,092)			$40,548,490
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans —%
Gaming —%
Caesars Octavius LLC Tranche B Term Loan(d)(m)
04/25/17	9.250%	$323,000	$305,396
ROC Finance LLC Tranche B Term Loan(d)(m)
08/19/17	8.500%	149,000	146,579

Total			451,975
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(m)(n)
TBD	TBD	229,000	215,833
Total Senior Loans
(Cost: $694,858)			$667,808

Issuer	Shares	Value
Common Stocks —%
Industrials —%
Airlines —%
United Continental Holdings, Inc.(o)	1,493	$28,934

Total Industrials		28,934
Total Common Stocks
(Cost: $53,240)		$28,934

Issuer	Shares	Value
Preferred Stocks 1.1%
Financials 1.1%
Commercial Banks 1.1%
Citigroup Capital XIII, 7.875%	1,153,545	$30,465,123
Lloyds Banking Group PLC, 6.657%(a)(c)	3,624,000	1,594,560

Total		32,059,683
Total Financials		32,059,683
Total Preferred Stocks
(Cost: $32,200,024)		$32,059,683

Warrants —%
Consumer Discretionary —%
Media —%
CMP Susquehanna Corp.(a)(i)(j)(o)	17,375	$174

Total Consumer Discretionary		174
Total Warrants
(Cost: $174)		$174

Issuer	Coupon Rate	Principal Amount	Value
Treasury Note Short-Term 0.9%
U.S. Treasury Bill
12/22/11	0.010%	$27,700,000	$27,699,086
Total Treasury Note Short-Term
(Cost: $27,700,315)			$27,699,086

	Shares	Value
Money Market Fund 0.8%
Columbia Short-Term Cash Fund, 0.125%(p)(q)	24,571,901	$24,571,901
Total Money Market Fund
(Cost: $24,571,901)		$24,571,901

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 0.9%
Asset-Backed Commercial Paper 0.1%
Aspen Funding Corp.
10/03/11	0.330%	999,698	$999,698
Cancara Asset Securitisation LLC
10/06/11	0.250%	1,999,611	1,999,611

Total			2,999,309
Certificates of Deposit 0.4%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	1,000,000	1,000,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Landeskreditbank Baden-Wuerttemberg — Foerderbank
10/11/11	0.340%	$1,500,000	$1,500,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Union Bank of Switzerland
11/28/11	0.350%	2,000,000	2,000,000

Total			14,499,225
Repurchase Agreements 0.4%
Natixis Financial Products, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $7,000,053(r)
	0.090%	7,000,000	7,000,000
Pershing LLC dated 09/30/2011, matures 10/03/2011, repurchase price $3,000,045(r)
	0.180%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Royal Bank of Canada dated 09/30/2011, matures 10/03/2011, repurchase price $1,505,078(r)
	0.080%	$1,505,068	$1,505,068

Total			11,505,068
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $29,003,602)			$29,003,602
Total Investments
(Cost: $3,020,289,401)			$3,096,046,360
Other Assets & Liabilities, Net			(33,997,597)
Net Assets			$3,062,048,763

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	110	$15,688,750	Dec. 2011	$289,242	$—
U.S. Treasury Note, 5-year	(791)	(96,885,145)	Jan. 2012	373,890	—
U.S. Treasury Note, 10-year	(1,594)	(207,369,437)	Dec. 2011	—	(1,559,984)
U.S. Treasury Ultra Bond, 30-year	(610)	(96,761,250)	Dec. 2011	—	(7,877,434)
Total				$663,132	$(9,437,418)

Credit Default Swap Contracts Outstanding at September 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	Home Depot, Inc.	June 20, 2016	1.00%	$21,410,000	$(318,513)	$361,596	$(6,542)	$36,541	$—
Morgan Stanley	Limited Brands, Inc.	June 20, 2016	1.00	11,750,000	700,407	(407,782)	(3,590)	289,035	—
Morgan Stanley	Toll Brothers, Inc.	June 20, 2016	1.00	3,555,000	239,519	(163,801)	(988)	74,730	—
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.00	6,680,000	353,146	(421,025)	(2,041)	—	(69,920)
Goldman Sachs Inter- national	Barclays Bank, PLC	Sept. 20, 2016	1.00	7,550,000	399,140	(544,250)	(2,307)	—	(147,417)
JPMorgan	Barclays Bank, PLC	Sept. 20, 2016	1.00	11,385,000	601,881	(809,369)	(3,479)	—	(210,967)
Morgan Stanley	Barclays Bank, PLC	Sept. 20, 2016	1.00	20,120,000	1,063,667	(1,499,230)	(6,148)	—	(441,711)
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.00	19,280,000	2,074,220	(962,410)	(5,891)	1,105,919	—
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.00	2,550,000	295,720	(230,557)	(779)	64,384	—
JPMorgan	D.R. Horton, Inc.	Sept. 20, 2016	1.00	2,005,000	232,518	(139,818)	(613)	92,087	—
Morgan Stanley	D.R. Horton, Inc.	Sept. 20, 2016	1.00	2,545,000	295,141	(169,820)	(778)	124,543	—
Barclays	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	2,220,000	218,780	(180,435)	(678)	37,667	—
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	12,100,000	1,192,450	(243,673)	(3,697)	945,080	—

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00%	$3,330,000	$328,170	$(263,869)	$(1,018)	$63,283	$—
Morgan Stanley	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.00	10,735,000	1,057,930	(635,882)	(3,280)	418,768	—
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.00	465,000	(6,566)	4,219	(142)	—	(2,489)
Barclays	Marriott International, Inc.	Sept. 20, 2016	1.00	6,380,000	182,333	(35,589)	(1,949)	144,795	—
Citigroup	Marriott International, Inc.	Sept. 20, 2016	1.00	4,555,000	130,177	(100,774)	(1,392)	28,011	—
Barclays	Morgan Stanley	Sept. 20, 2016	1.00	2,875,000	450,687	(290,517)	(878)	159,292	—
Goldman Sachs Inter- national	Morgan Stanley	Sept. 20, 2016	1.00	10,775,000	1,689,098	(1,049,193)	(3,292)	636,613	—
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.00	15,335,000	2,403,929	(758,362)	(4,686)	1,640,881	—
Barclays	Textron, Inc.	Sept. 20, 2016	1.00	6,895,000	508,506	(208,203)	(2,107)	298,196	—
Goldman Sachs Inter- national	Textron, Inc.	Sept. 20, 2016	1.00	2,530,000	186,588	(146,733)	(773)	39,082	—
Morgan Stanley	Textron, Inc.	Sept. 20, 2016	1.00	2,500,000	184,375	(182,323)	(764)	1,288	—
Barclays	Toll Brothers, Inc.	Sept. 20, 2016	1.00	8,880,000	659,773	(539,172)	(2,713)	117,888	—
JPMorgan	Toll Brothers, Inc.	Sept. 20, 2016	1.00	8,890,000	660,518	(619,864)	(2,716)	37,938	—
Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.00	2,390,000	177,574	(111,027)	(730)	65,817	—
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.00	5,220,000	605,357	(581,743)	(1,595)	22,019	—
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.00	24,000,000	1,943,408	(1,514,334)	(7,333)	421,741	—
Total								$6,865,598	$(872,504)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $275,496,542 or 9.00% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $164,004,367 or 5.36% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2011, the value of these securities amounted to $68,254, which represents less than 0.01% of net assets.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Negligible market value.

(h)	Zero coupon bond.

(i)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $4,297, representing less than 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04/27/95	$6,375
CMP Susquehanna Corp.
Warrant	03/26/09	174
Six Flags, Inc.
06/01/14 9.625%	05/07/10	—

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $4,297, which represents less than 0.01% of net assets.

(k)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(l)	At September 30, 2011, investments in securities included securities valued at $14,712,900 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o)	Non-income producing.

(p)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(q)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$252,392,675	$(227,820,774)	$—	$24,571,901	$5,305	$24,571,901

(r)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,875,090
Fannie Mae Pool	3,726,135
Fannie Mae REMICS	3,062
Freddie Mac Gold Pool	1,090,644
Freddie Mac Non Gold Pool	49,955
Freddie Mac REMICS	28,465
Freddie Mac Strips	230,793
Government National Mortgage Association	135,910
Total Market Value of Collateral Securities	$7,140,054

Pershing LLC (0.180%)
Security Description	Value
Fannie Mae Pool	$834,400
Fannie Mae REMICS	529,487
Fannie Mae Whole Loan	5,963
Fannie Mae-Aces	11,603
Freddie Mac REMICS	987,149
Ginnie Mae I Pool	476,834
Government National Mortgage Association	214,564
Total Market Value of Collateral Securities	$3,060,000

Royal Bank of Canada (0.080%)
Security Description	Value
Fannie Mae Pool	$622,820
Freddie Mac Gold Pool	380,375
Freddie Mac Non Gold Pool	93,241
Freddie Mac REMICS	438,733
Total Market Value of Collateral Securities	$1,535,169

(s)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$1,112,396,081	$—	$1,112,396,081
Residential Mortgage-Backed Securities — Agency	—	625,573,651	—	625,573,651
Residential Mortgage-Backed Securities — Non-Agency	—	33,191,180	655,108	33,846,288
Commercial Mortgage-Backed Securities — Non-Agency	—	507,922,345	—	507,922,345
Asset-Backed Securities — Agency	—	10,286,453	—	10,286,453
Asset-Backed Securities — Non-Agency	—	75,335,034	1,428,213	76,763,247
U.S. Treasury Obligations	206,854,059	354,384,351	—	561,238,410
Foreign Government Obligations	—	13,440,207	—	13,440,207
Municipal Bonds	—	40,548,490	—	40,548,490
Total Bonds	206,854,059	2,773,077,792	2,083,321	2,982,015,172
Equity Securities
Common Stocks
Industrials	28,934	—	—	28,934
Preferred Stocks
Financials	30,465,123	1,594,560	—	32,059,683
Warrants
Consumer Discretionary	—	—	174	174
Total Equity Securities	30,494,057	1,594,560	174	32,088,791
Short-Term Securities
Treasury Note Short-Term	27,699,086	—	—	27,699,086
Total Short-Term Securities	27,699,086	—	—	27,699,086
Other
Senior Loans	—	667,808	—	667,808
Affiliated Money Market Fund(c)	24,571,901	—	—	24,571,901
Investments of Cash Collateral Received for Securities on Loan	—	29,003,602	—	29,003,602
Total Other	24,571,901	29,671,410	—	54,243,311
Investments in Securities	289,619,103	2,804,343,762	2,083,495	3,096,046,360
Derivatives(d)
Assets
Futures Contracts	663,132	—	—	663,132
Swap Contracts	—	6,865,598	—	6,865,598
Liabilities
Futures Contracts	(9,437,418)	—	—	(9,437,418)
Swap Contracts	—	(872,504)	—	(872,504)
Total	$280,844,817	$2,810,336,856	$2,083,495	$3,093,265,168

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential and Asset Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. Certain Residential Backed Securities and Warrants classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities — Non-Agency	Asset-Backed Securities — Non-Agency	Preferred Stocks	Warrants	Total
Balance as of March 31, 2011	$6,855,342	$4,240	$ —	$152	$174	$6,859,908
Accrued discounts/premiums	73	(84)	—	—	—	(11)
Realized gain (loss)	35,630	13,165	—	151,898	—	200,693
Change in unrealized appreciation (depreciation)*	(55,501)	(27,374)	(1,533)	—	—	(84,408)
Sales	(1,884,186)	(1,043,137)	—	(152,050)	—	(3,079,373)
Purchases	—	1,708,298	1,429,746	—	—	3,138,044
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(4,951,358)	—	—	—	—	(4,951,358)
Balance as of September 30, 2011	$ —	$655,108	$1,428,213	$ —	$174	$2,083,495

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

*	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was ($28,907), which is comprised of Residential Mortgage-Backed Securities — Non-Agency ($27,374) and Asset-Backed Securities — Non-Agency ($1,533).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,966,713,898)	$3,042,470,857
Affiliated issuers (identified cost $24,571,901)	24,571,901
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $17,498,534)	17,498,534
Repurchase agreements (identified cost $11,505,068)	11,505,068
Total investments (identified cost $3,020,289,401)	3,096,046,360
Cash	139,105
Unrealized appreciation on swap contracts	6,865,598
Premiums paid on outstanding credit default swap contracts	12,809,755
Receivable for:
Capital shares sold	7,057,561
Investments sold	60,224,554
Dividends	1,144
Interest	22,913,486
Expense reimbursement due from Investment Manager	4,616
Prepaid expense	65,110
Trustees’ deferred compensation plan	117,640
Other assets	851,382
Total assets	3,207,096,311

Liabilities
Due upon return of securities on loan	29,003,602
Unrealized depreciation on swap contracts	872,504
Premiums received on outstanding credit default swap contracts	365,815
Payable for:
Investments purchased	83,548,949
Investments purchased on a delayed delivery basis	230,508
Capital shares purchased	19,746,716
Dividend distributions to shareholders	8,779,566
Variation margin on futures contracts	1,298,303
Investment management fees	35,030
Distribution and service fees	2,445
Transfer agent fees	739,286
Administration fees	5,235
Chief compliance officer expenses	1,446
Other expenses	300,503
Trustees’ deferred compensation plan	117,640
Total liabilities	145,047,548
Net assets applicable to outstanding capital stock	$3,062,048,763

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$3,032,359,992
Undistributed net investment income	6,238,488
Accumulated net realized loss	(48,193,837)
Unrealized appreciation (depreciation) on:
Investments	75,756,959
Futures contracts	(8,774,286)
Swap contracts	4,661,447
Total — representing net assets applicable to outstanding capital stock	$3,062,048,763
*Value of securities on loan	$186,327,562
Net assets applicable to outstanding shares
Class A	$205,317,327
Class B	$8,776,246
Class C	$33,153,463
Class I	$24,224,209
Class R	$2,658,848
Class W	$2,530
Class Z	$2,787,916,140
Shares outstanding
Class A	22,243,546
Class B	950,859
Class C	3,592,119
Class I	2,623,721
Class R	288,042
Class W	274
Class Z	302,029,552
Net asset value per share
Class A(a)	$9.23
Class B	$9.23
Class C	$9.23
Class I	$9.23
Class R	$9.23
Class W	$9.23
Class Z	$9.23

(a)	The maximum offering price per share for Class A is $9.54. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Intermediate Bond Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$1,177,617
Interest	68,919,259
Dividends from affiliates	5,305
Income from securities lending — net	63,495
Total income	70,165,676
Expenses:
Investment management fees	6,454,915
Distribution fees
Class B	43,017
Class C	125,941
Class R	6,799
Service fees
Class A	254,509
Class B	14,339
Class C	41,993
Class W	4
Transfer agent fees
Class A	202,565
Class B	11,701
Class C	33,626
Class R	2,709
Class W	2
Class Z	2,817,289
Administration fees	956,892
Compensation of board members	52,298
Pricing and bookkeeping fees	44,820
Custodian fees	34,149
Printing and postage fees	87,111
Registration fees	157,965
Professional fees	77,127
Line of credit interest expense	2,414
Chief compliance officer expenses	1,998
Other	26,817
Total expenses	11,451,000
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,804,982)
Fees waived by distributor – Class C	(25,159)
Expense reductions	(4,157)
Total net expenses	9,616,702
Net investment income	60,548,974

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	63,144,286
Futures contracts	(64,546,637)
Swap contracts	(556,283)
Net realized loss	(1,958,634)
Net change in unrealized appreciation (depreciation) on:
Investments	57,817,943
Futures contracts	(9,196,183)
Swap contracts	5,844,104
Net change in unrealized appreciation	54,465,864
Net realized and unrealized gain	52,507,230
Net increase in net assets resulting from operations	$113,056,204

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Intermediate Bond Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$60,548,974	$95,116,068
Net realized gain (loss)	(1,958,634)	48,078,959
Net change in unrealized appreciation (depreciation)	54,465,864	(14,812,893)
Net increase in net assets resulting from operations	113,056,204	128,382,134

Distributions to shareholders from:
Net investment income
Class A	(3,725,955)	(7,214,879)
Class B	(166,268)	(739,759)
Class C	(518,043)	(1,154,247)
Class I	(557,224)	(372,845)
Class R	(46,330)	(83,519)
Class W	(47)	(53)
Class Z	(55,267,896)	(89,900,842)
Total distributions to shareholders	(60,281,763)	(99,466,144)
Increase (decrease) in net assets from share transactions	(105,837,597)	885,941,150
Total increase (decrease) in net assets	(53,063,156)	914,857,140
Net assets at beginning of period	3,115,111,919	2,200,254,779
Net assets at end of period	$3,062,048,763	$3,115,111,919
Undistributed net investment income	$6,238,488	$5,971,277

(a)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Intermediate Bond Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	5,720,246	52,572,089	8,124,359	73,677,940
Fund merger	—	—	2,333,001	21,232,776
Distributions reinvested	261,348	2,399,909	609,774	5,545,462
Redemptions	(5,940,816)	(54,599,640)	(7,117,402)	(64,633,788)
Net increase	40,778	372,358	3,949,732	35,822,390
Class B shares
Subscriptions	48,778	448,222	140,312	1,277,407
Fund merger	—	—	241,230	2,196,216
Distributions reinvested	8,922	81,895	52,208	474,114
Redemptions	(735,327)	(6,750,203)	(2,322,802)	(21,037,558)
Net decrease	(677,627)	(6,220,086)	(1,889,052)	(17,089,821)
Class C shares
Subscriptions	393,208	3,615,928	954,928	8,668,767
Fund merger	—	—	356,235	3,242,350
Distributions reinvested	34,911	320,604	78,335	712,366
Redemptions	(569,725)	(5,232,208)	(1,090,068)	(9,890,301)
Net increase (decrease)	(141,606)	(1,295,676)	299,430	2,733,182
Class I shares
Subscriptions	2,681,176	24,627,914	3,357,119	30,325,418
Distributions reinvested	61,059	560,609	41,047	372,817
Redemptions	(3,078,579)	(28,408,711)	(438,101)	(3,986,516)
Net increase (decrease)	(336,344)	(3,220,188)	2,960,065	26,711,719
Class R shares
Subscriptions	23,742	217,802	226,396	2,049,043
Distributions reinvested	4,358	40,014	7,427	67,565
Redemptions	(67,227)	(614,376)	(95,997)	(871,883)
Net increase (decrease)	(39,127)	(356,560)	137,826	1,244,725
Class W shares
Subscriptions	—	—	287	2,650
Distributions reinvested	—	—	3	27
Redemptions	—	—	(16)	(150)
Net increase	—	—	274	2,527
Class Z shares
Subscriptions	16,747,979	153,927,392	43,106,433	391,038,496
Fund merger	—	—	109,206,406	993,835,287
Distributions reinvested	2,449,515	22,493,508	4,554,507	41,422,559
Redemptions	(29,550,291)	(271,538,345)	(64,976,377)	(589,779,914)
Net increase (decrease)	(10,352,797)	(95,117,445)	91,890,969	836,516,428
Total net increase (decrease)	(11,506,723)	(105,837,597)	97,349,244	885,941,150

(a)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Intermediate Bond Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$9.08		$8.95		$7.72		$8.71		$8.84		$8.74
Income from investment operations:
Net investment income	0.17		0.36		0.43		0.43		0.43		0.42
Net realized and unrealized gain (loss)	0.15		0.15		1.26		(0.97)		(0.13)		0.11
Total from investment operations	0.32		0.51		1.69		(0.54)		0.30		0.53
Less distributions to shareholders from:
Net investment income	(0.17)		(0.38)		(0.46)		(0.43)		(0.43)		(0.43)
Net realized gains	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.17)		(0.38)		(0.46)		(0.45)		(0.43)		(0.43)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.23		$9.08		$8.95		$7.72		$8.71		$8.84
Total return	3.54%		5.80%		22.31%		(6.34%	)	3.48%		6.21%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.96%	(d)(e)	0.97%	(e)	1.00%	(e)	0.99%	(e)	0.98%		0.97%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.84%	(d)(e)(g)	0.92%	(e)(g)	0.90%	(e)(g)	0.89%	(e)(g)	0.88%	(g)	0.87%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.96%	(d)	0.97%		1.00%		0.99%		0.98%		0.97%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.84%	(d)(g)	0.92%	(g)	0.90%	(g)	0.89%	(g)	0.88%	(g)	0.87%	(g)
Net investment income	3.68%	(d)(g)	4.02%	(g)	5.01%	(g)	5.33%	(g)	4.88%	(g)	4.83%	(g)
Supplemental data
Net assets, end of period (in thousands)	$205,317		$201,506		$163,333		$153,435		$207,215		$206,147
Portfolio turnover	103%	(h)	177%		160%		137%		266%		150%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.08		$8.95		$7.72		$8.71		$8.84		$8.74
Income from investment operations:
Net investment income	0.14		0.30		0.37		0.37		0.36		0.36
Net realized and unrealized gain (loss)	0.14		0.15		1.26		(0.97)		(0.12)		0.10
Total from investment operations	0.28		0.45		1.63		(0.60)		0.24		0.46
Less distributions to shareholders from:
Net investment income	(0.13)		(0.32)		(0.40)		(0.37)		(0.37)		(0.36)
Net realized gains	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.13)		(0.32)		(0.40)		(0.39)		(0.37)		(0.36)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.23		$9.08		$8.95		$7.72		$8.71		$8.84
Total return	3.14%		5.03%		21.41%		(7.04%	)	2.72%		5.42%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.72%	(d)(e)	1.68%	(e)	1.65%	(e)	1.64%	(e)	1.63%		1.62%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.59%	(d)(e)(g)	1.67%	(e)(g)	1.65%	(e)(g)	1.64%	(e)(g)	1.63%	(g)	1.62%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.72%	(d)	1.68%		1.65%		1.64%		1.63%		1.62%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.59%	(d)(g)	1.67%	(g)	1.65%	(g)	1.64%	(g)	1.63%	(g)	1.62%	(g)
Net investment income	2.98%	(d)(g)	3.32%	(g)	4.29%	(g)	4.59%	(g)	4.14%	(g)	4.08%	(g)
Supplemental data
Net assets, end of period (in thousands)	$8,776		$14,779		$31,476		$37,247		$56,087		$63,617
Portfolio turnover	103%	(h)	177%		160%		137%		266%		150%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.08		$8.95		$7.72		$8.71		$8.84		$8.74
Income from investment operations:
Net investment income	0.14		0.31		0.38		0.39		0.37		0.37
Net realized and unrealized gain (loss)	0.15		0.15		1.26		(0.98)		(0.12)		0.11
Total from investment operations	0.29		0.46		1.64		(0.59)		0.25		0.48
Less distributions to shareholders from:
Net investment income	(0.14)		(0.33)		(0.41)		(0.38)		(0.38)		(0.38)
Net realized gains	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.14)		(0.33)		(0.41)		(0.40)		(0.38)		(0.38)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.23		$9.08		$8.95		$7.72		$8.71		$8.84
Total return	3.24%		5.17%		21.59%		(6.91%	)	2.87%		5.58%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.71%	(d)(e)	1.68%	(e)	1.65%	(e)	1.64%	(e)	1.63%		1.62%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.44%	(d)(e)(g)	1.52%	(e)(g)	1.50%	(e)(g)	1.49%	(e)(g)	1.48%	(g)	1.47%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.71%	(d)	1.68%		1.65%		1.64%		1.63%		1.62%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.44%	(d)(g)	1.52%	(g)	1.50%	(g)	1.49%	(g)	1.48%	(g)	1.47%	(g)
Net investment income	3.09%	(d)(g)	3.42%	(g)	4.43%	(g)	4.74%	(g)	4.28%	(g)	4.23%	(g)
Supplemental data
Net assets, end of period (in thousands)	$33,153		$33,885		$30,731		$31,372		$37,164		$35,458
Portfolio turnover	103%	(h)	177%		160%		137%		266%		150%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$9.08		$9.21
Income from investment operations:
Net investment income	0.19		0.19
Net realized and unrealized gain (loss)	0.14		(0.11)
Total from investment operations	0.33		0.08
Less distributions to shareholders from:
Net investment income	(0.18)		(0.21)
Net asset value, end of period	$9.23		$9.08
Total return	3.71%		0.87%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.51%	(c)(d)	0.53%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.51%	(c)(d)(f)	0.52%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.51%	(c)	0.53%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.51%	(c)(f)	0.52%	(c)(f)
Net investment income	4.10%	(c)(f)	4.05%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$24,224		$26,866
Portfolio turnover	103%	(g)	177%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class R
Per share data
Net asset value, beginning of period	$9.08		$8.95		$7.72		$8.71		$8.84		$8.74
Income from investment operations:
Net investment income	0.16		0.34		0.41		0.41		0.40		0.39
Net realized and unrealized gain (loss)	0.15		0.15		1.26		(0.97)		(0.12)		0.12
Total from investment operations	0.31		0.49		1.67		(0.56)		0.28		0.51
Less distributions to shareholders from:
Net investment income	(0.16)		(0.36)		(0.44)		(0.41)		(0.41)		(0.41)
Net realized gains	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.16)		(0.36)		(0.44)		(0.43)		(0.41)		(0.41)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.23		$9.08		$8.95		$7.72		$8.71		$8.84
Total return	3.41%		5.54%		22.01%		(6.58%	)	3.24%		5.94%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.21%	(d)(e)	1.18%	(e)	1.15%	(e)	1.14%	(e)	1.13%		1.12%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.09%	(d)(e)(g)	1.17%	(e)(g)	1.15%	(e)(g)	1.14%	(e)(g)	1.13%	(g)	1.12%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.21%	(d)	1.18%		1.15%		1.14%		1.13%		1.12%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.09%	(d)(g)	1.17%	(g)	1.15%	(g)	1.14%	(g)	1.13%	(g)	1.12%	(g)
Net investment income	3.43%	(d)(g)	3.75%	(g)	4.78%	(g)	5.11%	(g)	4.60%	(g)	4.45%	(g)
Supplemental data
Net assets, end of period (in thousands)	$2,659		$2,969		$1,694		$1,819		$1,606		$42
Portfolio turnover	103%	(h)	177%		160%		137%		266%		150%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)

Class W
Per share data
Net asset value, beginning of period	$9.08		$9.21
Income from investment operations:
Net investment income	0.17		0.17
Net realized and unrealized gain (loss)	0.15		(0.11)
Total from investment operations	0.32		0.06
Less distributions to shareholders from:
Net investment income	(0.17)		(0.19)
Net asset value, end of period	$9.23		$9.08
Total return	3.59%		0.69%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.92%	(c)(d)	0.89%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.79%	(c)(d)(f)	0.87%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.92%	(c)	0.89%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.79%	(c)(f)	0.87%	(c)(f)
Net investment income	3.73%	(c)(f)	3.62%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	103%	(g)	177%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Bond Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$9.08		$8.95		$7.72		$8.71		$8.84		$8.74
Income from investment operations:
Net investment income	0.18		0.39		0.45		0.45		0.45		0.45
Net realized and unrealized gain (loss)	0.15		0.15		1.26		(0.97)		(0.13)		0.10
Total from investment operations	0.33		0.54		1.71		(0.52)		0.32		0.55
Less distributions to shareholders from:
Net investment income	(0.18)		(0.41)		(0.48)		(0.45)		(0.45)		(0.45)
Net realized gains	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.18)		(0.41)		(0.48)		(0.47)		(0.45)		(0.45)
Proceeds from regulatory settlement	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$9.23		$9.08		$8.95		$7.72		$8.71		$8.84
Total return	3.67%		6.07%		22.62%		(6.11%	)	3.74%		6.48%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.71%	(d)(e)	0.68%	(e)	0.65%	(e)	0.64%	(e)	0.63%		0.62%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.59%	(d)(e)(g)	0.67%	(e)(g)	0.65%	(e)(g)	0.64%	(e)(g)	0.63%	(g)	0.62%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.71%	(d)	0.68%		0.65%		0.64%		0.63%		0.62%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.59%	(d)(g)	0.67%	(g)	0.65%	(g)	0.64%	(g)	0.63%	(g)	0.62%	(g)
Net investment income	3.93%	(d)(g)	4.28%	(g)	5.26%	(g)	5.58%	(g)	5.13%	(g)	5.08%	(g)
Supplemental data
Net assets, end of period (in thousands)	$2,787,916		$2,835,104		$1,973,020		$1,710,920		$2,259,863		$1,894,798
Portfolio turnover	103%	(h)	177%		160%		137%		266%		150%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

During the year ended March 31, 2007, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by less than 0.01%.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 97% for the six months ended September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset- and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty.

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts as a protection buyer to reduce overall credit exposure.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss).

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the

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September 30, 2011 (Unaudited)

Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011
	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$6,865,598		Unrealized depreciation on swap contracts	$872,504
Credit contracts	Premiums paid on outstanding credit default swap contracts	12,809,755		Premiums received on outstanding credit default swap contracts	365,815
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	663,132	*	Net assets — unrealized depreciation on futures contracts	9,437,418	*
Total		$20,338,485			$10,675,737

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$(556,283)	$(556,283)
Interest rate contracts	(64,546,637)	—	$(64,546,637)
Total	$(64,546,637)	$(556,283)	$(65,102,920)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$5,844,104	$5,844,104
Interest rate contracts	(9,196,183)	—	$(9,196,183)
Total	$(9,196,183)	$5,844,104	$(3,352,079)

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Futures Contracts	14,218

Aggregate Notional Opened
Credit Default Swap Contracts - Buy Protection	$245,705,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Stripped Securities

The Fund may invest in Interest only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.42% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase.

The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

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September 30, 2011 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class W	0.19
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $4,105.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $35,519 for Class A, $1,691 for Class B and $358 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect

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September 30, 2011 (Unaudited)

to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.84%
Class B	1.59
Class C	1.59
Class I	0.52
Class R	1.09
Class W	0.84
Class Z	0.59

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $3,021,256,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$151,329,000
Unrealized depreciation	$(75,572,000)

Net unrealized appreciation	$75,757,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2016	$29,716,227
2017	3,958,085
2018	3,942,436

Total	$37,616,748

The Fund acquired $29,716,277 of capital loss carryforward in connection with the Columbia Total Return Bond Fund merger (Note 11). The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $3,153,504,480 and $3,334,141,892, respectively, for the six months ended September 30, 2011, of which $2,416,497,586 and $2,220,693,216, respectively, were U.S. Government Securities.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan

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September 30, 2011 (Unaudited)

Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $186,327,562 were on loan, secured by U.S. government securities valued at $163,587,493 and by cash collateral of $29,003,602 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through June 27, 2011, these credits reduced total expenses by $52.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, one shareholder account owned 52.5% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate,

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $21,033,333 at a weighted average interest rate of 1.38%.

Note 11. Fund Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Total Return Bond Fund, a series of Columbia Funds Series Trust. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $2,109,939,475 and the combined net assets immediately after the acquisition were $3,130,592,718.

The merger was accomplished by a tax-free exchange of 101,858,165 shares of Columbia Total Return Bond Fund, valued at $1,020,653,243. In exchange for the Columbia Total Return Bond Fund shares and net assets, the Fund issued the following number of shares:

Shares
Class A	2,333,001
Class B	241,230
Class C	356,235
Class Z	109,206,406

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia

Total Return Bond Fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Total Return Bond Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2010, the Fund’s pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended March 31, 2011 would have been approximately $142.3 million, $80.0 million, ($24.8 million) and $197.5 million, respectively.

Note 12. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial

Columbia Intermediate Bond Fund

September 30, 2011 (Unaudited)

and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to

Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1190 C (11/11)

Columbia Energy and Natural Resources Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary

■	quarterly fund commentaries

■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Energy and Natural Resources Fund

Average annual total return as of 09/30/11 (%)

Share class	A		B		C
Inception	09/28/07		03/07/11		09/28/07
Sales charge	without	with	without	with	without	with
6-month (cumulative)	–30.51	–34.51	–30.73	–34.19	–30.77	–31.46
1-year	–6.65	–12.01	n/a	n/a	–7.35	–8.27
5-year	1.30	0.10	n/a	n/a	0.72	0.72
10-year/Life	10.67	10.02	–30.20	–33.69	10.36	10.36

Average annual total return as of 09/30/11 (%)

Share class	I	R	R4	Z
Inception	09/27/10	09/27/10	03/07/11	12/31/92
Sales charge	without	without	without	without
6-month (cumulative)	–30.36	–30.61	–30.43	–30.42
1-year	–6.22	–6.90	n/a	–6.44
5-year	n/a	n/a	n/a	1.48
10-year/Life	–4.73	–5.42	–29.86	10.77

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Class I and Class R shares were initially offered by the fund on September 27, 2010.

Class B and Class R4 shares were initially offered by the fund on March 7, 2011.

Inception date refers to the date on which the Predecessor Fund class commenced operations for Class A, Class C and Class Z shares and the date on which the fund class commenced operations for Class B, Class I Class R and Class R4 shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class I, Class R4 and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class R, Class R4 and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–30.51% Class A shares (without sales charge)

–28.08% S&P North American Natural Resources Sector Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	17.74
Class B	17.29
Class C	17.28
Class I	17.82
Class R	17.73
Class R4	17.81
Class Z	17.81

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.03
Class I	0.09
Class R	0.01
Class R4	0.06
Class Z	0.06

[1]

The Standard & Poor’s (S&P) North American Natural Resources Sector Index is a modified market capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Energy and Natural Resources Fund

Country Breakdown(1)

as of 09/30/11 (%)
Brazil	0.6
Canada	14.8
Netherlands	2.3
Panama	0.3
Switzerland	1.9
United Kingdom	1.5
United States	78.6
Other(2)	0.0	*

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Cash & Cash Equivalents.

Portfolio Breakdown(1)

as of 09/30/11 (%)
Energy	76.9
Materials	23.1
Other(2)	0.0	*

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Cash & Cash Equivalents.

Top Ten Holdings(1)

as of 09/30/11 (%)
Chevron Corp.	11.1
Exxon Mobil Corp.	7.0
Occidental Petroleum Corp.	5.2
Schlumberger Ltd.	4.8
Barrick Gold Corp.	4.3
Goldcorp, Inc.	4.0
Anadarko Petroleum Corp.	3.9
ConocoPhillips	3.6
Halliburton Co.	2.8
Noble Energy, Inc.	2.7

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

2

Understanding Your Expenses – Columbia Energy and Natural Resources Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	694.90	1,019.00	5.08	6.06	1.20
Class B	1,000.00	1,000.00	692.70	1,015.55	8.00	9.52	1.89
Class C	1,000.00	1,000.00	692.30	1,015.05	8.42	10.02	1.99
Class I	1,000.00	1,000.00	696.40	1,021.05	3.35	3.99	0.79
Class R	1,000.00	1,000.00	693.90	1,017.70	6.18	7.36	1.46
Class R4	1,000.00	1,000.00	695.70	1,019.50	4.66	5.55	1.10
Class Z	1,000.00	1,000.00	695.80	1,020.05	4.20	5.00	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

3

Portfolio of Investments – Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 100.0%
Energy 76.9%
Energy Equipment & Services 21.4%
Baker Hughes, Inc.	320,000	$14,771,200
Cameron International Corp.(a)	200,000	8,308,000
Complete Production Services, Inc.(a)(b)	130,000	2,450,500
Dresser-Rand Group, Inc.(a)(b)	75,000	3,039,750
Ensco PLC, ADR(c)	90,000	3,638,700
FMC Technologies, Inc.(a)(b)	100,000	3,760,000
Halliburton Co.	575,000	17,549,000
Helmerich & Payne, Inc.(b)	75,000	3,045,000
Key Energy Services, Inc.(a)(b)	150,000	1,423,500
McDermott International, Inc.(a)(c)	200,000	2,152,000
National Oilwell Varco, Inc.	260,000	13,317,200
Oil States International, Inc.(a)(b)	115,000	5,855,800
Patterson-UTI Energy, Inc.	190,000	3,294,600
Rowan Companies, Inc.(a)(b)	190,000	5,736,100
Schlumberger Ltd.(c)	500,000	29,865,000
Superior Energy Services, Inc.(a)	130,000	3,411,200
Transocean Ltd.(c)	75,000	3,580,500
Weatherford International Ltd.(a)(c)	675,000	8,241,750

Total		133,439,800
Oil, Gas & Consumable Fuels 55.5%
Alpha Natural Resources, Inc.(a)	100,000	1,769,000
Anadarko Petroleum Corp.	385,000	24,274,250
Apache Corp.	200,000	16,048,000
Arch Coal, Inc.	100,000	1,458,000
Cabot Oil & Gas Corp.	100,000	6,191,000
Chesapeake Energy Corp.(b)	175,000	4,471,250
Chevron Corp.	750,000	69,390,000
Cimarex Energy Co.(b)	75,000	4,177,500
ConocoPhillips	350,000	22,162,000
Continental Resources, Inc.(a)(b)	60,000	2,902,200
El Paso Corp.(b)	490,000	8,565,200
EQT Corp.	75,000	4,002,000
Exxon Mobil Corp.	600,000	43,578,000
Hess Corp.	270,000	14,164,200
HollyFrontier Corp.(b)	120,440	3,157,937
Marathon Oil Corp.	750,000	16,185,000
Marathon Petroleum Corp.(b)	180,000	4,870,800
Newfield Exploration Co.(a)(b)	240,000	9,525,600
Noble Energy, Inc.	235,000	16,638,000
Oasis Petroleum, Inc.(a)(b)	170,000	3,796,100
Occidental Petroleum Corp.	450,000	32,175,000
Peabody Energy Corp.	134,826	4,567,905
Quicksilver Resources, Inc.(a)(b)	350,000	2,653,000
Rosetta Resources, Inc.(a)(b)	70,000	2,395,400
Royal Dutch Shell PLC, ADR(b)(c)	185,000	11,381,200
Southwestern Energy Co.(a)(b)	200,000	6,666,000
Stone Energy Corp.(a)(b)	155,000	2,512,550
Whiting Petroleum Corp.(a)(b)	175,000	6,139,000

Total		345,816,092
Total Energy		479,255,892
Materials 23.1%
Chemicals 2.6%
Air Products & Chemicals, Inc.(b)	25,000	1,909,250
Celanese Corp., Class A	100,000	3,253,000

Issuer	Shares	Value
Common Stocks (continued)
Materials (cont.)
Chemicals (cont.)
Dow Chemical Co.(The)	205,000	$4,604,300
LyondellBasell Industries NV, Class A(c)	125,000	3,053,750
Potash Corp. of Saskatchewan, Inc.(c)	82,135	3,549,874

Total		16,370,174
Containers & Packaging 2.0%
Bemis Co., Inc.(b)	125,000	3,663,750
Owens-Illinois, Inc.(a)(b)	185,000	2,797,200
Packaging Corp. of America	250,000	5,825,000

Total		12,285,950
Metals & Mining 18.5%
Alamos Gold, Inc.(c)	182,757	2,746,849
Barrick Gold Corp.(c)	576,617	26,899,183
Detour Gold Corp.(a)(c)	86,606	2,256,269
Freeport-McMoRan Copper & Gold, Inc.	531,714	16,190,691
Goldcorp, Inc.(c)	551,681	25,178,721
IAMGOLD Corp.(c)	405,200	8,014,856
Osisko Mining Corp.(a)(b)(c)	200,000	2,525,000
PAN American Silver Corp.(c)	60,192	1,611,340
Rio Tinto PLC, ADR(c)	135,000	5,950,800
Silver Wheaton Corp.(c)	160,000	4,712,000
Teck Resources Ltd., Class B(c)	110,000	3,210,900
Vale SA, ADR(c)	150,000	3,420,000
Walter Energy, Inc.	25,000	1,500,250
Yamana Gold, Inc.(b)(c)	819,478	11,194,069

Total		115,410,928
Total Materials		144,067,052
Total Common Stocks
(Cost: $706,335,053)		$623,322,944

Warrants —%
Materials —%
Metals & Mining —%
Kinross Gold Corp.(a)(c)	26,358	61,374
Total Materials		61,374
Total Warrants
(Cost: $127,068)		$61,374

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.125%(d)(e)	107,989	107,989
Total Money Market Funds
(Cost: $107,989)		$107,989

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 7.2%
Repurchase Agreements 7.2%
Cantor Fitzgerald & Co. dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,058(f)
	0.140%	$5,000,000	$5,000,000
Citigroup Global Markets, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $10,000,075(f)
	0.090%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,092(f)
	0.220%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,067(f)
	0.160%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Pershing LLC dated 09/30/2011, matures 10/03/2011, repurchase price $15,000,225(f)
	0.180%	$15,000,000	$15,000,000
Royal Bank of Canada dated 09/30/2011, matures 10/03/2011, repurchase price $4,985,715(f)
	0.080%	4,985,682	4,985,682

Total			44,985,682
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $44,985,682)			$44,985,682
Total Investments
(Cost: $751,555,792)			$668,477,989
Other Assets & Liabilities, Net			(45,129,698)
Net Assets			$623,348,291

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At September 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $163,244,135 or 26.19% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$433,122,602	$(433,014,613)	$—	$107,989	$9,378	$107,989

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$34,794
Fannie Mae Pool	3,059,611
Fannie Mae REMICS	215,974
Federal Home Loan Banks	48,685
Freddie Mac Non Gold Pool	1,045,188
Freddie Mac REMICS	257,303
Freddie Mac Strips	97,130
Ginnie Mae I Pool	54,969
Ginnie Mae II Pool	52,540
Government National Mortgage Association	72,833
United States Treasury Note/Bond	160,973
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.090%)
Security Description	Value
Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

MF Global Holdngs Ltd. (0.220%)
Security Description	Value
Fannie Mae REMICS	$286,842
Federal Farm Credit Bank	5,251
Federal Home Loan Banks	120,846
Federal Home Loan Mortgage Corp	158,802
Federal National Mortgage Association	248,803
Freddie Mac Gold Pool	5,781
Freddie Mac REMICS	434,122
Ginnie Mae I Pool	643,276
Ginnie Mae II Pool	384,328
Government National Mortgage Association	1,265,918
United States Treasury Note/Bond	1,546,082
Total Market Value of Collateral Securities	$5,100,051

Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)
Security Description	Value
Fannie Mae Pool	$4,171,997
Fannie Mae REMICS	2,647,433
Fannie Mae Whole Loan	29,815
Fannie Mae-Aces	58,015
Freddie Mac REMICS	4,935,747
Ginnie Mae I Pool	2,384,171
Government National Mortgage Association	1,072,822
Total Market Value of Collateral Securities	$15,300,000

Royal Bank of Canada (0.080%)
Security Description	Value
Fannie Mae Pool	$2,063,150
Freddie Mac Gold Pool	1,260,030
Freddie Mac Non Gold Pool	308,870
Freddie Mac REMICS	1,453,346
Total Market Value of Collateral Securities	$5,085,396

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Energy	$479,255,892	$—	$—	$479,255,892
Materials	144,067,052	—	—	144,067,052
Warrants
Materials	61,374	—	—	61,374
Total Equity Securities	623,384,318	—	—	623,384,318
Other
Affiliated Money Market Funds(c)	107,989	—	—	107,989
Investments of Cash Collateral Received for Securities on Loan	—	44,985,682	—	44,985,682
Total Other	107,989	44,985,682	—	45,093,671
Total	$623,492,307	$44,985,682	$—	$668,477,989

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $706,462,121)	$623,384,318
Affiliated issuers (identified cost $107,989)	107,989
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $44,985,682)	44,985,682
Total investments (identified cost $751,555,792)	668,477,989
Foreign currency (identified cost $678)	616
Receivable for:
Capital shares sold	327,145
Dividends	533,570
Interest	2,344
Reclaims	3,688
Prepaid expense	27,332
Trustees’ deferred compensation plan	19,961
Total assets	669,392,645

Liabilities
Due upon return of securities on loan	44,985,682
Payable for:
Capital shares purchased	789,507
Investment management fees	12,167
Distribution and service fees	1,787
Transfer agent fees	116,167
Administration fees	1,058
Plan administration fees	56
Chief compliance officer expenses	509
Other expenses	117,460
Trustees’ deferred compensation plan	19,961
Total liabilities	46,044,354
Net assets applicable to outstanding capital stock	$623,348,291

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$697,797,673
Excess of distributions over net investment income	(22,079,818)
Accumulated net realized gain	30,708,301
Unrealized appreciation (depreciation) on:
Investments	(83,077,803)
Foreign currency translations	(62)
Total — representing net assets applicable to outstanding capital stock	$623,348,291
*Value of securities on loan	$42,511,401
Net assets applicable to outstanding shares
Class A	$144,240,314
Class B	$5,640,523
Class C	$21,257,132
Class I	$38,278,508
Class R	$218,726
Class R4	$111,054
Class Z	$413,602,034
Shares outstanding
Class A	8,129,718
Class B	326,311
Class C	1,230,119
Class I	2,148,303
Class R	12,335
Class R4	6,237
Class Z	23,224,874
Net asset value per share
Class A(a)	$17.74
Class B	$17.29
Class C	$17.28
Class I	$17.82
Class R	$17.73
Class R4	$17.81
Class Z	$17.81

(a)	The maximum offering price per share for Class A is $18.82. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Energy and Natural Resources Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$5,322,671
Interest	1,183
Dividends from affiliates	9,378
Income from securities lending — net	79,649
Foreign taxes withheld	(96,988)
Total income	5,315,893
Expenses:
Investment management fees	2,982,320
Distribution fees
Class B	21,534
Class C	99,829
Class R	399
Service fees
Class A	186,106
Class B	7,178
Class C	33,276
Transfer agent fees
Class A	114,096
Class B	2,737
Class C	25,070
Class R	123
Class R4	21
Class Z	594,783
Administration fees	321,203
Plan administration fees
Class R4	111
Compensation of board members	17,452
Pricing and bookkeeping fees	11,820
Custodian fees	16,026
Printing and postage fees	72,702
Registration fees	42,847
Professional fees	40,900
Line of credit interest expense	204
Chief compliance officer expenses	785
Other	15,263
Total expenses	4,606,785
Expense reductions	(6,890)
Total net expenses	4,599,895
Net investment income	715,998

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	44,063,387
Foreign currency transactions	(10,125)
Forward foreign currency exchange contracts	(88,302)
Net realized gain	43,964,960
Net change in unrealized appreciation (depreciation) on:
Investments	(332,111,180)
Foreign currency translations	(992)
Net change in unrealized depreciation	(332,112,172)
Net realized and unrealized loss	(288,147,212)
Net decrease in net assets from operations	$(287,431,214)

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Energy and Natural Resources Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$715,998	$992,142
Net realized gain	43,964,960	97,517,597
Net change in unrealized appreciation (depreciation)	(332,112,172)	93,213,271
Net increase (decrease) in net assets resulting from operations	(287,431,214)	191,723,010

Distributions to shareholders from:
Net investment income
Class A	(285,342)	(23,329)
Class I	(384,905)	(144,793)
Class R	(57)	—
Class R4	(358)	(2)
Class Z	(1,554,887)	(1,011,631)
Total distributions to shareholders	(2,225,549)	(1,179,755)
Increase (decrease) in net assets from share transactions	(3,179,086)	35,938,716
Total increase (decrease) in net assets	(292,835,849)	226,481,971
Net assets at beginning of period	916,184,140	689,702,169
Net assets at end of period	$623,348,291	$916,184,140
Undistributed (excess of distributions over) net investment income	$(22,079,818)	$63,935

(a)

Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011. Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Energy and Natural Resources Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	821,431	18,869,585	1,150,892	24,796,839
Fund merger	6,701,075	157,664,942	—	—
Distributions reinvested	12,336	259,242	760	18,884
Redemptions	(2,140,263)	(47,531,504)	(942,663)	(19,293,252)
Net increase	5,394,579	129,262,265	208,989	5,522,471
Class B shares
Subscriptions	21,339	471,218	2,306	56,527
Fund merger	511,902	11,739,090	—	—
Redemptions	(209,236)	(4,796,809)	—	—
Net increase	324,005	7,413,499	2,306	56,527
Class C shares
Subscriptions	163,802	3,610,830	415,857	8,714,881
Fund merger	280,755	6,438,045	—	—
Redemptions	(235,814)	(5,045,951)	(224,761)	(4,538,662)
Net increase	208,743	5,002,924	191,096	4,176,219
Class I shares
Subscriptions	1,292,954	31,685,061	5,239,281	117,720,570
Fund merger	604	14,295	—	—
Distributions reinvested	17,744	384,839	5,730	144,788
Redemptions	(3,675,649)	(86,021,529)	(732,361)	(17,654,089)
Net increase (decrease)	(2,364,347)	(53,937,334)	4,512,650	100,211,269
Class R shares
Subscriptions	13,306	305,454	2,135	48,370
Distributions reinvested	2	56	—	—
Redemptions	(3,108)	(72,569)	—	—
Net increase	10,200	232,941	2,135	48,370
Class R4 shares
Subscriptions	357	7,830	98	2,500
Fund merger	5,846	138,127	—	—
Distributions reinvested	16	347	—	—
Redemptions	(80)	(1,558)	—	—
Net increase	6,139	144,746	98	2,500
Class Z shares
Subscriptions	2,750,777	65,083,950	10,793,305	227,525,290
Distributions reinvested	51,468	1,072,378	33,019	733,178
Redemptions	(7,031,508)	(157,454,455)	(14,236,411)	(302,337,108)
Net decrease	(4,229,263)	(91,298,127)	(3,410,087)	(74,078,640)
Total net increase (decrease)	(649,944)	(3,179,086)	1,507,187	35,938,716

(a)

Class B and Class R4 shares are for the period from March 7, 2011 (commencement of operations) to March 31, 2011. Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Energy and Natural Resources Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$25.57		$20.11		$13.62		$25.49		$27.64
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.02)		(0.02)		(0.01)		(0.00	)(b)
Net realized and unrealized gain (loss)	(7.80)		5.49		6.52		(11.46)		1.72
Total from investment operations	(7.80)		5.47		6.50		(11.47)		1.72
Less distributions to shareholders from:
Net investment income	(0.03)		(0.01)		(0.01)		—		—
Net realized gains	—		—		—		(0.40)		(3.87)
Total distributions to shareholders	(0.03)		(0.01)		(0.01)		(0.40)		(3.87)
Proceeds from regulatory settlement	—		—		0.00	(b)	—		—
Net asset value, end of period	$17.74		$25.57		$20.11		$13.62		$25.49
Total return	(30.51%)		27.20%		47.76%		(45.88%)		6.82%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.20	%(d)(e)	1.26	%(e)	1.21	%(e)	1.28%		1.12	%(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.20	%(d)(e)(g)	1.26	%(e)(g)	1.21	%(e)(g)	1.24	%(g)	1.07	%(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.20	%(d)	1.26%		1.21%		1.28%		1.12	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.20	%(d)(g)	1.26	%(g)	1.21	%(g)	1.24	%(g)	1.07	%(d)(g)
Net investment income (loss)	0.04	%(d)(g)	(0.08	%)(g)	(0.10	%)(g)	(0.03	%)(g)	(0.02	%)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$144,240		$69,938		$50,812		$16,842		$5,328
Portfolio turnover	126%		551%		523%		484%		198%

Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class B
Per share data
Net asset value, beginning of period	$24.96		$24.77
Income from investment operations:
Net investment loss	(0.08)		(0.03)
Net realized and unrealized gain (loss)	(7.59)		0.22
Total from investment operations	(7.67)		0.19
Net asset value, end of period	$17.29		$24.96
Total return	(30.73%	)	0.77%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.89%	(c)(d)	2.20%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.89%	(c)(d)(f)	2.20%(c	)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.89%	(c)	2.20%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.89%	(c)(f)	2.20%	(c)(f)
Net investment loss	(0.71%	)(c)(f)	(2.14%	)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$5,641		$58
Portfolio turnover	126%		551%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$24.96		$19.78		$13.47		$25.40		$27.64
Income from investment operations:
Net investment loss	(0.08)		(0.17)		(0.15)		(0.13)		(0.10)
Net realized and unrealized gain (loss)	(7.60)		5.35		6.46		(11.40)		1.73
Total from investment operations	(7.68)		5.18		6.31		(11.53)		1.63
Less distributions to shareholders from:
Net realized gains	—		—		—		(0.40)		(3.87)
Total distributions to shareholders	—		—		—		(0.40)		(3.87)
Proceeds from regulatory settlement	—		—		0.00(b	)	—		—
Net asset value, end of period	$17.28		$24.96		$19.78		$13.47		$25.40
Total return	(30.77%	)	26.19%		46.84%		(46.29%	)	6.45%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.99%	(d)(e)	2.01%	(e)	1.96%	(e)	2.03%		1.87%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.99%	(d)(e)(g)	2.01%	(e)(g)	1.96%	(e)(g)	1.99%	(g)	1.82%	(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.99%	(d)	2.01%		1.96%		2.03%		1.87%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.99%(d	)(g)	2.01%(g	)	1.96%(g	)	1.99%(g	)	1.82%(d	)(g)
Net investment loss	(0.76%	)(d)(g)	(0.83%	)(g)	(0.84%	)(g)	(0.73%	)(g)	(0.78%	)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$21,257		$25,494		$16,420		$5,843		$1,433
Portfolio turnover	126%		551%		523%		484%		198%
Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$25.70		$18.82
Income from investment operations:
Net investment income	0.04		0.05
Net realized and unrealized gain (loss)	(7.83)		6.86
Total from investment operations	(7.79)		6.91
Less distributions to shareholders from:
Net investment income	(0.09)		(0.03)
Total distributions to shareholders	(0.09)		(0.03)
Net asset value, end of period	$17.82		$25.70
Total return	(30.36%	)	36.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.79%	(c)(d)	0.85%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.79%	(c)(d)(f)	0.85%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.79%	(c)	0.85%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.79%	(c)(f)	0.85%	(c)(f)
Net investment income	0.35%	(c)(f)	0.38%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$38,279		$115,953
Portfolio turnover	126%		551%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$25.56		$18.76
Income from investment operations:
Net investment loss	(0.02)		(0.02)
Net realized and unrealized gain (loss)	(7.80)		6.82
Total from investment operations	(7.82)		6.80
Less distributions to shareholders from:
Net investment income	(0.01)		—
Total distributions to shareholders	(0.01)		—
Net asset value, end of period	$17.73		$25.56
Total return	(30.61%	)	36.25%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.47%	(c)(d)	1.60%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.46%	(c)(d)(f)	1.60%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.47%	(c)	1.60%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.46%	(c)(f)	1.60%	(c)(f)
Net investment loss	(0.16%)	(c)(f)	(0.13%	)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$219		$55
Portfolio turnover	126%		551%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$25.67		$25.48
Income from investment operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized gain (loss)	(7.82)		0.22
Total from investment operations	(7.80)		0.21
Less distributions to shareholders from:
Net investment income	(0.06)		(0.02)
Total distributions to shareholders	(0.06)		(0.02)
Net asset value, end of period	$17.81		$25.67
Total return	(30.43%	)	0.82%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.10%	(c)(d)	1.26%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.10%	(c)(d)(f)	1.26%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.10%	(c)	1.26%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.10%	(c)(f)	1.26%	(c)(f)
Net investment income (loss)	0.18%	(c)(f)	(0.57%	)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$111		$3
Portfolio turnover	126%		551%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Energy and Natural Resources Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$25.67		$20.17		$13.66		$25.49		$23.30		$25.99
Income from investment operations:
Net investment income	0.02		0.03		0.04		0.02		0.01		0.06
Net realized and unrealized gain (loss)	(7.82)		5.51		6.52		(11.45)		6.08		2.50
Total from investment operations	(7.80)		5.54		6.56		(11.43)		6.09		2.56
Less distributions to shareholders from:
Net investment income	(0.06)		(0.04)		(0.05)		—		(0.03)		(0.06)
Net realized gains	—		—		—		(0.40)		(3.87)		(5.19)
Total distributions to shareholders	(0.06)		(0.04)		(0.05)		(0.40)		(3.90)		(5.25)
Proceeds from regulatory settlement	—		—		0.00(a)		—		—		—
Net asset value, end of period	$17.81		$25.67		$20.17		$13.66		$25.49		$23.30
Total return	(30.42%)		27.47%		48.12%		(45.72%)		26.84%		10.84%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.00%	(c)(d)	1.01%	(d)	0.96%	(d)	1.03%		1.11%	(d)	1.13%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.99%	(c)(d)(f)	1.01%	(d)(f)	0.96%	(d)(f)	0.99%	(f)	1.07%	(d)(f)	1.12%	(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.00%	(c)	1.01%		0.96%		1.03%		1.11%		1.13%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.99%	(c)(f)	1.01%	(f)	0.96%	(f)	0.99%	(f)	1.07%	(f)	1.12%	(f)
Net investment income	0.21%	(c)(f)	0.17%	(f)	0.21%	(f)	0.11%	(f)	0.05%	(f)	0.25%	(f)
Supplemental data
Net assets, end of period (in thousands)	$413,602		$704,685		$622,471		$338,292		$712,080		$497,676
Portfolio turnover	126%		551%		523%		484%		198%		279%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20

Notes to Financial Statements – Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

21

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include

22

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Fair Values of Derivative Instruments at September 30, 2011

At September 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(88,302)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Forward foreign currency exchange contracts	35

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

23

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective May 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.54% as the Fund’s net assets increase. Prior to May 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.60% to 0.43% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.68% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective May 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. Prior to May 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.08% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as set forth in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

24

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.10
Class C	0.19
Class R	0.15
Class R4	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $6,849.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $149,584 for Class A, $3,667 for Class B and $4,152 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.07
Class R	1.70
Class R4	1.37
Class Z	1.20

25

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.06
Class R	1.70
Class R4	1.36
Class Z	1.20

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $751,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,521,000
Unrealized depreciation	(104,599,000)

Net unrealized depreciation	$(83,078,000)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$9,909,297

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,094,911,027 and $1,243,707,890, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the

26

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $42,511,401 were on loan, secured by cash collateral of $44,985,682 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through May 16, 2011, these credits reduced total expenses by $41.

Note 8. Affiliated Money Market Fund

Effective May 16, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, three shareholder accounts owned 41.1% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225,000,000 committed, unsecured revolving credit facility provided by State Street. Interest

27

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $2,650,000 at a weighted average interest rate of 1.39%.

Note 11. Fund Merger

At the close of business on June 3, 2011, Columbia Energy and Natural Resources Fund acquired the assets and assumed the identified liabilities of RiverSource Precious Metals and Mining Fund, a series of RiverSource Selected Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Energy and Natural Resources Fund immediately before the acquisition were $859,188,131 and the combined net assets immediately after the acquisition were $1,035,182,630.

The merger was accomplished by a tax-free exchange of 12,525,870 shares of RiverSource Precious Metals and Mining Fund valued at $175,994,499 (including $56,637,074 of unrealized appreciation).

In exchange for RiverSource Precious Metals and Mining Fund shares, Columbia Energy and Natural Resources Fund issued the following number of shares:

Shares
Class A	6,701,075
Class B	511,902
Class C	280,755
Class I	604
Class R4	5,846

For financial reporting purposes, net assets received and shares issued by Columbia Energy and Natural Resources Fund were recorded at fair value; however, RiverSource Precious Metals and Mining Fund’s cost of investments was carried forward to align ongoing reporting of the Fund Columbia Energy and Natural Resources Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia Energy and Natural Resources Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Precious Metals and Mining Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on April 1, 2011, Columbia Energy and Natural Resources Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net decrease in net assets from operations for the six months ended September 30, 2011 would have been approximately $0.5 million, $53.6 million, $(353.9) million and $(299.8) million, respectively.

Note 12. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited

28

Columbia Energy and Natural Resources Fund

September 30, 2011 (Unaudited)

discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Energy and Natural Resources Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

33

Columbia Energy and Natural Resources Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1145 C (11/11)

Columbia Select Large Cap Growth Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Select Large Cap Growth Fund

Average annual total return as of 09/30/11 (%)

Share class	A		C		I	R	W	Z
Inception	09/28/07		09/28/07		09/27/10	12/31/04	09/27/10	10/01/97
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	–16.18	–20.99	–16.53	–17.36	–15.97	–16.31	–16.18	–16.12
1-year	2.28	–3.59	1.60	0.60	2.80	2.06	2.28	2.53
5-year	2.99	1.78	2.37	2.37	n/a	2.68	n/a	3.17
10-year/Life	3.56	2.95	3.25	3.25	2.87	3.28	2.35	3.65

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The fund commenced operations on March 31, 2008. The returns shown for periods prior to March 31, 2008 include the returns of Large Cap Growth Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class A and Class C for periods prior to September 28, 2007 would be lower and the returns shown for Class R shares for periods prior to December 31, 2004 would be lower. The inception date of Class A and Class C shares refers to the inception date of Class A and Class C shares of the Predecessor Fund; performance shown for these classes for periods before their inception date is that of Shares Class shares of the Predecessor Fund. The inception date of Class R shares refers to the inception date of Retirement Shares Class shares of the Predecessor Fund; performance shown for Class R shares for periods before this inception date is that of Shares Class shares of the Predecessor Fund. The inception date of Class Z shares refers to the inception date of Shares Class shares of the Predecessor Fund.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–16.18% Class A shares (without sales charge)

–12.48% Russell 1000 Growth Index[1]

Net asset value per share
as of 09/30/11 ($)
Class A	11.25
Class C	10.91
Class I	11.38
Class R	10.94
Class W	11.25
Class Z	11.35

Distributions declared per share
04/01/11 – 09/30/11 ($)
Class A	0.21
Class C	0.21
Class I	0.21
Class R	0.21
Class W	0.21
Class Z	0.21

Portfolio Breakdown[a]
as of 09/30/11 (%)
Consumer Discretionary	16.5
Consumer Staples	6.7
Energy	5.8
Financials	6.4
Health Care	23.6
Industrials	6.7
Information Technology	33.2
Other[b]	1.1
[a]	Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

[b]	Cash & Cash Equivalents.

[1]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Select Large Cap Growth Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	838.20	1,019.29	5.24	5.76	1.14
Class C	1,000.00	1,000.00	834.70	1,015.59	8.63	9.49	1.88
Class I	1,000.00	1,000.00	840.30	1,021.62	3.11	3.42	0.68
Class R	1,000.00	1,000.00	836.90	1,018.12	6.32	6.94	1.38
Class W	1,000.00	1,000.00	838.20	1,019.27	5.27	5.79	1.15
Class Z	1,000.00	1,000.00	838.80	1,020.53	4.11	4.51	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

2

Portfolio of Investments – Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.7%
Consumer Discretionary 16.4%
Hotels, Restaurants & Leisure 5.0%
Chipotle Mexican Grill, Inc.(a)	438,120	$132,728,454
Las Vegas Sands Corp.(a)	3,256,240	124,844,242

Total		257,572,696
Internet & Catalog Retail 8.3%
Amazon.com, Inc.(a)	1,017,845	220,088,624
priceline.com, Inc.(a)	471,863	212,083,544

Total		432,172,168
Textiles, Apparel & Luxury Goods 3.1%
Lululemon Athletica, Inc.(a)	3,274,864	159,322,134

Total Consumer Discretionary		849,066,998
Consumer Staples 6.7%
Food Products 3.6%
Green Mountain Coffee Roasters, Inc.(a)	1,959,640	182,128,942
Personal Products 3.1%
Estee Lauder Companies, Inc. (The), Class A	1,833,530	161,057,275

Total Consumer Staples		343,186,217
Energy 5.8%
Energy Equipment & Services 3.4%
FMC Technologies, Inc.(a)	4,632,498	174,181,925
Oil, Gas & Consumable Fuels 2.4%
EOG Resources, Inc.	1,759,060	124,910,850

Total Energy		299,092,775
Financials 6.4%
Capital Markets 3.6%
Franklin Resources, Inc.	1,973,710	188,765,624
Diversified Financial Services 2.8%
IntercontinentalExchange, Inc.(a)	1,216,600	143,875,116

Total Financials		332,640,740
Health Care 23.6%
Biotechnology 10.2%
Alexion Pharmaceuticals, Inc.(a)	2,006,970	128,566,498
Biogen Idec, Inc.(a)	2,139,350	199,280,453
Celgene Corp.(a)	3,181,220	196,981,142

Total		524,828,093
Health Care Equipment & Supplies 3.3%
St. Jude Medical, Inc.	4,772,360	172,711,709
Health Care Providers & Services 2.9%
McKesson Corp.	2,059,190	149,703,113

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Pharmaceuticals 7.2%
Allergan, Inc.	2,096,986	$172,749,707
Novo Nordisk A/S, ADR(b)	2,000,497	199,089,461

Total		371,839,168
Total Health Care		1,219,082,083
Industrials 6.7%
Aerospace & Defense 3.5%
Precision Castparts Corp.	1,167,480	181,496,441
Air Freight & Logistics 3.2%
Expeditors International of Washington, Inc.	4,054,522	164,410,867

Total Industrials		345,907,308
Information Technology 33.1%
Communications Equipment 12.5%
Acme Packet, Inc.(a)(c)	3,938,340	167,733,901
F5 Networks, Inc.(a)	2,375,639	168,789,151
Juniper Networks, Inc.(a)	7,573,560	130,719,646
QUALCOMM, Inc.	3,723,620	181,079,640

Total		648,322,338
Computers & Peripherals 3.5%
EMC Corp.(a)	8,583,660	180,171,023
Internet Software & Services 7.3%
Baidu, Inc., ADR(a)(b)	1,936,777	207,060,829
Google, Inc., Class A(a)	330,589	170,048,370

Total		377,109,199
IT Services 6.5%
Cognizant Technology Solutions Corp., Class A(a)	3,655,976	229,229,695
Visa, Inc., Class A	1,248,900	107,055,708

Total		336,285,403
Software 3.3%
Salesforce.com, Inc.(a)	1,493,200	170,642,896

Total Information Technology		1,712,530,859
Total Common Stocks
(Cost: $4,875,916,789)		$5,101,506,980

Money Market Fund 1.1%
Columbia Short-Term Cash Fund, 0.125%(c)(d)	58,024,283	58,024,283
Total Money Market Fund
(Cost: $58,024,283)		$58,024,283
Total Investments
(Cost: $4,933,941,072)		$5,159,531,263
Other Assets & Liabilities, Net		9,731,476
Net Assets		$5,169,262,739

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $406,150,290 or 7.86% of net assets.

(c)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$1,122,054,190	$(1,064,029,907)	$—	$58,024,283	$55,292	$58,024,283
Acme Packet, Inc.	—	328,959,552	(60,070,712)	(31,341,458)	237,547,382	—	167,733,901
Total	$—	$1,451,013,742	$(1,124,100,619)	$(31,341,458)	$295,571,665	$55,292	$225,758,184

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

Abbreviation Legend

ADR American	Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$849,066,998	$—	$—	$849,066,998
Consumer Staples	343,186,217	—	—	343,186,217
Energy	299,092,775	—	—	299,092,775
Financials	332,640,740	—	—	332,640,740
Health Care	1,219,082,083	—	—	1,219,082,083
Industrials	345,907,308	—	—	345,907,308
Information Technology	1,712,530,859	—	—	1,712,530,859
Total Equity Securities	5,101,506,980	—	—	5,101,506,980
Other
Affiliated Money Market Fund(c)	58,024,283	—	—	58,024,283
Total Other	58,024,283	—	—	58,024,283
Total	$5,159,531,263	$—	$—	$5,159,531,263

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Statement of Assets and Liabilities – Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $4,875,916,789)	$5,101,506,980
Affiliated issuers (identified cost $58,024,283)	58,024,283
Total investments (identified cost $4,933,941,072)	5,159,531,263
Receivable for:
Capital shares sold	20,248,712
Dividends	1,955,574
Prepaid expense	125,918
Trustees’ deferred compensation plan	38,281
Total assets	5,181,899,748

Liabilities
Payable for:
Investments purchased	5,379,493
Capital shares purchased	5,313,771
Investment management fees	86,301
Distribution fees	11,559
Transfer agent fees	1,417,715
Administration fees	6,854
Chief compliance officer expenses	1,480
Other expenses	381,555
Trustees’ deferred compensation plan	38,281
Total liabilities	12,637,009
Net assets applicable to outstanding capital stock	$5,169,262,739

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Statement of Assets and Liabilities (continued) – Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	5,134,121,048
Excess of distributions over net investment income	(18,109,440)
Accumulated net realized loss	(172,339,060)
Unrealized appreciation (depreciation) on:
Investments	225,590,191
Total — representing net assets applicable to outstanding capital stock	$5,169,262,739
Net assets applicable to outstanding shares
Class A	$1,459,090,488
Class C	$32,329,687
Class I	$184,949,057
Class R	$8,727,717
Class W	$37,661,041
Class Z	$3,446,504,749
Shares outstanding
Class A	129,681,114
Class C	2,962,715
Class I	16,252,960
Class R	797,532
Class W	3,347,699
Class Z	303,627,677
Net asset value per share
Class A(a)	$11.25
Class C	$10.91
Class I	$11.38
Class R	$10.94
Class W	$11.25
Class Z	$11.35

(a)	The maximum offering price per share for Class A is $11.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Operations – Columbia Select Large Cap Growth Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$7,232,771
Interest	4,470
Dividends from affiliates	55,292
Total income	7,292,533
Expenses:
Investment management fees	14,754,605
Distribution fees
Class C	93,875
Class R	12,814
Service fees
Class A	1,746,532
Class C	31,291
Class W	50,677
Transfer agent fees
Class A	1,512,000
Class C	26,376
Class R	5,120
Class W	44,768
Class Z	4,012,782
Administration fees	2,507,326
Compensation of board members	56,207
Pricing and bookkeeping fees	46,858
Custodian fees	45,219
Printing and postage fees	204,261
Registration fees	111,312
Professional fees	85,216
Chief compliance officer expenses	2,606
Other	23,127
Total expenses	25,372,972
Expense reductions	(5,096)
Total net expenses	25,367,876
Net investment loss	(18,075,343)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(165,963,454)
Net realized loss	(165,963,454)
Net change in unrealized appreciation (depreciation) on:
Investments	(764,869,671)
Net change in unrealized depreciation	(764,869,671)
Net realized and unrealized loss	(930,833,125)
Net decrease in net assets from operations	$(948,908,468)

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Changes in Net Assets – Columbia Select Large Cap Growth Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011

Operations
Net investment loss	$(18,075,343)	$(19,418,660)
Net realized gain (loss)	(165,963,454)	351,743,043
Net change in unrealized appreciation (depreciation)	(764,869,671)	605,481,661
Net change in net assets resulting from operations	(948,908,468)	937,806,044

Distributions to shareholders from:
Net realized gains
Class A	(21,108,407)	—
Class C	(373,116)	—
Class I	(2,275,091)	—
Class R	(64,675)	—
Class W	(631,181)	—
Class Z	(55,884,939)	—
Total distributions to shareholders	(80,337,409)	—
Increase in net assets from share transactions	1,416,684,586	1,565,789,704
Total increase in net assets	387,438,709	2,503,595,748
Net assets at beginning of period	4,781,824,030	2,278,228,282
Net assets at end of period	$5,169,262,739	$4,781,824,030
Excess of distributions over net investment income	$(18,109,440)	$(34,097)

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Changes in Net Assets (continued) – Columbia Select Large Cap Growth Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	54,831,174	699,463,927	51,875,646	606,878,992
Distributions reinvested	1,571,907	20,780,619	—	—
Redemptions	(17,871,264)	(227,698,878)	(15,170,970)	(176,280,576)
Net increase	38,531,817	492,545,668	36,704,676	430,598,416
Class C shares
Subscriptions	2,041,283	26,273,538	887,774	11,066,341
Distributions reinvested	17,127	219,913	—	—
Redemptions	(189,591)	(2,370,633)	(104,918)	(1,200,978)
Net increase	1,868,819	24,122,818	782,856	9,865,363
Class I shares
Subscriptions	8,247,200	108,763,825	10,005,144	131,694,928
Distributions reinvested	170,416	2,275,045	—	—
Redemptions	(1,385,800)	(18,700,655)	(784,000)	(10,141,541)
Net increase	7,031,816	92,338,215	9,221,144	121,553,387
Class R shares
Subscriptions	614,386	7,816,308	244,885	2,682,857
Distributions reinvested	5,029	64,675	—	—
Redemptions	(42,198)	(526,990)	(63,966)	(707,930)
Net increase	577,217	7,353,993	180,919	1,974,927
Class W shares
Subscriptions	806,290	10,142,016	3,271,632	41,579,863
Distributions reinvested	47,777	631,135	—	—
Redemptions	(570,667)	(7,675,749)	(207,333)	(2,701,188)
Net increase	283,400	3,097,402	3,064,299	38,878,675
Class Z shares
Subscriptions	81,803,586	1,089,821,748	123,894,850	1,424,613,465
Distributions reinvested	695,700	9,266,727	—	—
Redemptions	(23,034,646)	(301,861,985)	(39,124,601)	(461,694,529)
Net increase	59,464,640	797,226,490	84,770,249	962,918,936
Total net increase	107,757,709	1,416,684,586	134,724,143	1,565,789,704

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Financial Highlights – Columbia Select Large Cap Growth Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$13.63		$10.60		$7.06		$11.30		$12.18
Income from investment operations:
Net investment loss	(0.06)		(0.09)		(0.05)		(0.06)		(0.05)
Net realized and unrealized gain (loss)	(2.11)		3.12		3.59		(4.18)		(0.83)
Total from investment operations	(2.17)		3.03		3.54		(4.24)		(0.88)
Less distributions to shareholders from:
Net realized gains	(0.21)		—		—		—		—
Total distributions to shareholders	(0.21)		—		—		—		—
Proceeds from regulatory settlement	—		—		—		0.00(b	)	—
Net asset value, end of period	$11.25		$13.63		$10.60		$7.06		$11.30
Total return	(16.18%	)	28.58%		50.14%		(37.52%	)	(7.22%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.14%	(d)	1.24%		1.26%		1.33%(e	)	1.21%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(g)	1.14%	(d)	1.24%		1.26%		1.28%(e	)	1.16%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.14%	(d)	1.24%		1.26%		1.33%		1.21%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(g)	1.14%	(d)	1.24%		1.26%		1.28%		1.16%	(d)
Net investment loss(f)	(0.86%	)(d)	(0.79%	)	(0.53%	)	(0.77%	)	(0.92%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,459,090		$1,242,211		$576,956		$84,493		$2,141
Portfolio turnover	34%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Financial Highlights (continued) – Columbia Select Large Cap Growth Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$13.28		$10.40		$6.98		$11.26		$12.18
Income from investment operations:
Net investment loss	(0.10)		(0.17)		(0.12)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	(2.06)		3.05		3.54		(4.16)		(0.83)
Total from investment operations	(2.16)		2.88		3.42		(4.28)		(0.92)
Less distributions to shareholders from:
Net realized gains	(0.21)		—		—		—		—
Total distributions to shareholders	(0.21)		—		—		—		—
Proceeds from regulatory settlement	—		—		—		0.00	(b)	—
Net asset value, end of period	$10.91		$13.28		$10.40		$6.98		$11.26
Total return	(16.53%	)	27.69%		49.00%		(38.01%	)	(7.55%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.88%	(d)	1.99%		2.01%		2.08%	(e)	1.96%	(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(g)	1.88%	(d)	1.99%		2.01%		2.03%	(e)	1.91%	(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.88%	(d)	1.99%		2.01%		2.08%		1.96%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(g)	1.88%	(d)	1.99%		2.01%		2.03%		1.91%	(d)
Net investment loss(f)	(1.60%	)(d)	(1.49%	)	(1.27%	)	(1.37%	)	(1.59%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$32,330		$14,523		$3,234		$763		$238
Portfolio turnover	34%		71%		27%		58%		39%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights (continued) – Columbia Select Large Cap Growth Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011(a)
Class I
Per share data
Net asset value, beginning of period	$13.75		$11.23
Income from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gain (loss)	(2.13)		2.53
Total from investment operations	(2.16)		2.52
Less distributions to shareholders from:
Net realized gains	(0.21)		—
Total distributions to shareholders	(0.21)		—
Net asset value, end of period	$11.38		$13.75
Total return	(15.97%	)	22.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.68%	(c)	0.76%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(e)	0.68%	(c)	0.76%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.68%	(c)	0.76%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(e)	0.68%	(c)	0.76%	(c)
Net investment loss(d)	(0.39%	)(c)	(0.18%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$184,949		$126,813
Portfolio turnover	34%		71%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (when shares became available) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Select Large Cap Growth Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)		2007
Class R
Per share data
Net asset value, beginning of period	$13.28		$10.35		$6.91		$11.09		$10.45		$9.82
Income from investment operations:
Net investment loss	(0.07)		(0.12)		(0.07)		(0.07)		(0.14)		(0.12)
Net realized and unrealized gain (loss)	(2.06)		3.05		3.51		(4.11)		0.78		0.75
Total from investment operations	(2.13)		2.93		3.44		(4.18)		0.64		0.63
Less distributions to shareholders from:
Net realized gains	(0.21)		—		—		—		—		—
Total distributions to shareholders	(0.21)		—		—		—		—		—
Proceeds from regulatory settlement	—		—		—		0.00	(b)	—		—
Net asset value, end of period	$10.94		$13.28		$10.35		$6.91		$11.09		$10.45
Total return	(16.31%	)	28.31%		49.78%		(37.69%	)	6.12%		6.42%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.38%	(d)	1.49%		1.51%		1.58%	(e)	1.70%		1.70%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(g)	1.38%	(d)	1.49%		1.51%		1.53%	(e)	1.66%		1.69%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.38%	(d)	1.49%		1.51%		1.58%		1.70%		1.70%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(g)	1.38%	(d)	1.49%		1.51%		1.53%		1.66%		1.69%
Net investment loss(f)	(1.08%	)(d)	(1.03%	)	(0.71%	)	(0.80%	)	(1.22%	)	(1.18%	)
Supplemental data
Net assets, end of period (in thousands)	$8,728		$2,926		$408		$23		$22		$3
Portfolio turnover	34%		71%		27%		58%		39%		33%

Notes to Financial Highlights

(a)

On March 31, 2008, Retirement Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Large Cap Growth Fund’s Retirement Shares class.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Select Large Cap Growth Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$13.63		$11.16
Income from investment operations:
Net investment loss	(0.06)		(0.05)
Net realized and unrealized gain (loss)	(2.11)		2.52
Total from investment operations	(2.17)		2.47
Less distributions to shareholders from:
Net realized gains	(0.21)		—
Total distributions to shareholders	(0.21)		—
Net asset value, end of period	$11.25		$13.63
Total return	(16.18%	)	22.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.15%	(c)	1.25%	(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(e)	1.15%	(c)	1.25%	(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.15%	(c)	1.25%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(e)	1.15%	(c)	1.25%	(c)
Net investment loss(d)	(0.87%	)(c)	(0.78%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$37,661		$41,768
Portfolio turnover	34%		71%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (when shares became available) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Select Large Cap Growth Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)(b)		2007
Class Z
Per share data
Net asset value, beginning of period	$13.74		$10.65		$7.08		$11.30		$10.60		$9.91
Income from investment operations:
Net investment loss	(0.04)		(0.06)		(0.03)		(0.03)		(0.08)		(0.07)
Net realized and unrealized gain (loss)	(2.14)		3.15		3.60		(4.19)		0.78		0.76
Total from investment operations	(2.18)		3.09		3.57		(4.22)		0.70		0.69
Less distributions to shareholders from:
Net realized gains	(0.21)		—		—		—		—		—
Total distributions to shareholders	(0.21)		—		—		—		—		—
Proceeds from regulatory settlement	—		—		—		0.00(c	)	—		—
Net asset value, end of period	$11.35		$13.74		$10.65		$7.08		$11.30		$10.60
Total return	(16.12%	)	29.01%		50.42%		(37.35%	)	6.60%		6.96%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.89%	(e)	0.99%		1.01%		1.08%(f	)	1.20%		1.20%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)(h)	0.89%	(e)	0.99%		1.01%		1.03%(f	)	1.16%		1.20%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.89%	(e)	0.99%		1.01%		1.08%		1.20%		1.20%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)(h)	0.89%	(e)	0.99%		1.01%		1.03%		1.16%		1.20%
Net investment loss(g)	(0.62%	)(e)	(0.54%	)	(0.29%	)	(0.38%	)	(0.69%	)	(0.68%	)
Supplemental data
Net assets, end of period (in thousands)	$3,446,505		$3,353,583		$1,697,630		$732,391		$938,734		$718,424
Portfolio turnover	34%		71%		27%		58%		39%		33%

Notes to Financial Highlights

(a)

On March 31, 2008, Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Large Cap Growth Fund’s Shares class.

(b)	On March 31, 2008, Large Cap Growth Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all

17

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.75% to 0.43% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund's average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note

18

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.09% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class C	0.21
Class R	0.20
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $4,970.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

19

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $463,901 for Class A and $5,252 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class C	2.00
Class I	0.84
Class R	1.50
Class W	1.25
Class Z	1.00

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties.

Prior to August 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.25%
Class C	2.00
Class I	0.89
Class R	1.50
Class W	1.25
Class Z	1.00

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $4,933,941,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$604,785,000
Unrealized depreciation	(379,195,000)

Net unrealized appreciation	$225,590,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be

20

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $3,110,338,434 and $1,759,255,430, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Prior to July 11, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through July 11, 2011, these credits reduced total expenses by $126.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

21

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

22

Columbia Select Large Cap Growth Fund

September 30, 2011 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

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24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Select Large Cap Growth Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

25

Columbia Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1165 C (11/11)

Columbia Select Small Cap Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Select Small Cap Fund

Average annual total return as of 09/30/11 (%)

Share class	A		C		R	Z
Inception	09/28/07		09/28/07		12/31/04	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	–29.60	–33.64	–29.88	–30.58	–29.68	–29.53
1-year	–12.29	–17.34	–12.92	–13.79	–12.53	–12.08
5-year	–3.25	–4.39	–3.83	–3.83	–3.56	–3.09
10-year	5.69	5.06	5.37	5.37	5.42	5.78

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of Class R shares shown for periods prior to March 31, 2008 include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower. The returns of Class Z shares shown for periods prior to March 31, 2008 are those of Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses.

Inception date refers to the date on which the applicable Predecessor Fund class commenced operations.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–29.60% Class A shares (without sales charge)

–23.12% Russell 2000 Index[1]

Net asset value per share

as of 09/30/11 ($)
Class A	13.06
Class C	12.67
Class R	12.70
Class Z	13.17

Portfolio Breakdown(a)

as of 09/30/11 (%)
Consumer Discretionary	18.4
Consumer Staples	1.4
Energy	9.9
Financials	6.9
Health Care	10.7
Industrials	18.4
Information Technology	26.8
Materials	5.2
Telecommunication Services	2.0
Other(b)	0.3
(a)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(b)	Cash & Cash Equivalents.

[1]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Select Small Cap Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	704.00	1,018.32	5.69	6.74	1.34
Class C	1,000.00	1,000.00	701.20	1,014.59	8.85	10.48	2.08
Class R	1,000.00	1,000.00	703.20	1,017.04	6.78	8.03	1.59
Class Z	1,000.00	1,000.00	704.70	1,019.51	4.68	5.54	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.6%
Consumer Discretionary 18.0%
Diversified Consumer Services 2.6%
Coinstar, Inc.(a)(b)	200,000	$8,000,000
Hotels, Restaurants & Leisure 3.4%
Bravo Brio Restaurant Group, Inc.(a)(b)	340,000	5,657,600
Buffalo Wild Wings, Inc.(b)	80,000	4,784,000

Total		10,441,600
Household Durables 5.0%
Harman International Industries, Inc.	200,000	5,716,000
Meritage Homes Corp.(a)(b)	360,000	5,450,400
Ryland Group, Inc.(a)	400,000	4,260,000

Total		15,426,400
Textiles, Apparel & Luxury Goods 7.0%
Oxford Industries, Inc.(a)	180,000	6,174,000
True Religion Apparel, Inc.(a)(b)	240,000	6,470,400
Vera Bradley, Inc.(a)(b)	240,000	8,652,000

Total		21,296,400
Total Consumer Discretionary		55,164,400
Consumer Staples 1.4%
Food & Staples Retailing 1.4%
Fresh Market, Inc. (The)(a)(b)	110,000	4,197,600
Total Consumer Staples		4,197,600
Energy 9.9%
Energy Equipment & Services 2.6%
Helmerich & Payne, Inc.	195,000	7,917,000
Oil, Gas & Consumable Fuels 7.3%
Carrizo Oil & Gas, Inc.(a)(b)	380,000	8,189,000
Comstock Resources, Inc.(a)(b)	420,000	6,493,200
SM Energy Co.	125,000	7,581,250

Total		22,263,450
Total Energy		30,180,450
Financials 6.8%
Capital Markets 4.6%
Greenhill & Co., Inc.(a)	160,000	4,574,400
Legg Mason, Inc.(a)	370,000	9,512,700

Total		14,087,100
Commercial Banks 2.2%
City National Corp.	180,000	6,796,800
Total Financials		20,883,900
Health Care 10.6%
Health Care Technology 3.1%
athenahealth, Inc.(b)	160,000	9,528,000
Life Sciences Tools & Services 4.9%
Charles River Laboratories International, Inc.(b)	335,000	9,587,700
Techne Corp.	80,000	5,440,800

Total		15,028,500
Pharmaceuticals 2.6%
Endo Pharmaceuticals Holdings, Inc.(b)	280,000	7,837,200
Total Health Care		32,393,700

Issuer	Shares	Value
Common Stocks (continued)
Industrials 18.2%
Building Products 4.0%
Quanex Building Products Corp.(a)	535,000	$5,858,250
Simpson Manufacturing Co., Inc.(a)	260,000	6,481,800

Total		12,340,050
Construction & Engineering 4.6%
Chicago Bridge & Iron Co. NV(c)	340,000	9,734,200
Granite Construction, Inc.(a)	230,000	4,317,100

Total		14,051,300
Professional Services 6.5%
FTI Consulting, Inc.(a)(b)	280,000	10,306,800
Towers Watson & Co.	160,000	9,564,800

Total		19,871,600
Road & Rail 3.1%
Kansas City Southern(b)	190,000	9,492,400
Total Industrials		55,755,350
Information Technology 26.5%
Communications Equipment 2.8%
Plantronics, Inc.(a)	300,000	8,535,000
Electronic Equipment, Instruments & Components 1.1%
Jabil Circuit, Inc.	200,000	3,558,000
IT Services 6.2%
CACI International, Inc., Class A(a)(b)	180,000	8,989,200
Forrester Research, Inc.(a)	305,000	9,915,550

Total		18,904,750
Semiconductors & Semiconductor Equipment 3.5%
Power Integrations, Inc.(a)	355,000	10,866,550
Software 12.9%
Ariba, Inc.(b)	260,000	7,204,600
Fair Isaac Corp.	440,000	9,605,200
Kenexa Corp.(b)	300,000	4,692,000
Manhattan Associates, Inc.(a)(b)	355,000	11,743,399
Websense, Inc.(a)(b)	360,000	6,228,000

Total		39,473,199
Total Information Technology		81,337,499
Materials 5.2%
Chemicals 4.1%
Intrepid Potash, Inc.(a)(b)	290,000	7,212,300
OM Group, Inc.(b)	210,000	5,453,700

Total		12,666,000
Metals & Mining 1.1%
Materion Corp.(a)(b)	140,000	3,175,200
Total Materials		15,841,200
Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
Iridium Communications, Inc.(b)	1,000,000	6,200,000
Total Telecommunication Services		6,200,000
Total Common Stocks (Cost: $303,226,150)		$301,954,099

Money Market Fund 0.3%
Columbia Short-Term Cash Fund, 0.125%(d)(f)	834,488	834,488
Total Money Market Fund
(Cost: $834,488)		$834,488

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 26.3%
Asset-Backed Commercial Paper 2.3%
Aspen Funding Corp.
10/13/11	0.330%	1,999,432	$1,999,432
Atlantis One
10/20/11	0.200%	1,999,667	1,999,667
Cancara Asset Securitisation LLC
10/06/11	0.250%	999,805	999,805
Royal Park Investments Funding Corp.
10/27/11	0.750%	999,437	999,437
10/28/11	0.730%	999,412	999,412

Total			6,997,753
Certificates of Deposit 3.4%
ABM AMRO Bank N.V.
10/12/11	0.310%	999,742	999,742
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	499,520
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	1,000,000	1,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	1,997,223	1,997,223
Swedbank AB
10/24/11	0.260%	2,000,000	2,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	2,000,000	2,000,000

Total			10,496,485
Commercial Paper 1.0%
PB Capital Corp.
10/20/11	0.640%	999,485	999,485
Svenska Handelsbank
12/20/11	0.325%	1,998,393	1,998,393

Total			2,997,878

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 19.6%
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038(e)
10/03/11	0.090%	$10,000,000	$10,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $15,000,275(e)
10/03/11	0.220%	12,000,000	12,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,133(e)
10/03/11	0.160%	10,000,000	10,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $4,000,050(e)
10/03/11	0.150%	20,000,000	20,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $14,168,003(e)
10/03/11	0.150%	8,251,216	8,251,216

Total			60,251,216
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $80,743,332)			$80,743,332
Total Investments
(Cost: $384,803,970)			$383,531,919
Other Assets & Liabilities, Net			(77,096,450)
Net Assets			$306,435,469

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $9,734,200 or 3.18% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

MF Global Holdings Ltd. (0.220%)
Security Description	Value
Fannie Mae REMICS	$688,420
Federal Farm Credit Bank	12,602
Federal Home Loan Banks	290,030
Federal Home Loan Mortgage Corp	381,125
Federal National Mortgage Association	597,127
Freddie Mac Gold Pool	13,875
Freddie Mac REMICS	1,041,893
Ginnie Mae I Pool	1,543,863
Ginnie Mae II Pool	922,388
Government National Mortgage Association	3,038,203
United States Treasury Note/Bond	3,710,598
Total Market Value of Collateral Securities	$12,240,124

Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.150%)
Security Description	Value
Ginnie Mae I Pool	$16,731,673
Ginnie Mae II Pool	3,668,327
Total Market Value of Collateral Securities	$20,400,000

RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$8,416,276
Total Market Value of Collateral Securities	$8,416,276

(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$15,964,547	$(15,130,059)	$—	$834,488	$256	$834,488
Total	$—	$15,964,547	$(15,130,059)	$—	$834,488	$256	$834,488

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$55,164,400	$—	$—	$55,164,400
Consumer Staples	4,197,600	—	—	4,197,600
Energy	30,180,450	—	—	30,180,450
Financials	20,883,900	—	—	20,883,900
Health Care	32,393,700	—	—	32,393,700
Industrials	55,755,350	—	—	55,755,350
Information Technology	81,337,499	—	—	81,337,499
Materials	15,841,200	—	—	15,841,200
Telecommunication Services	6,200,000	—	—	6,200,000
Total Equity Securities	301,954,099	—	—	301,954,099
Other
Affiliated Money Market Fund(c)	834,488	—	—	834,488
Investments of Cash Collateral Received for Securities on Loan	—	80,743,332	—	80,743,332
Total Other	834,488	80,743,332	—	81,577,820
Total	$302,788,587	$80,743,332	$—	$383,531,919

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $303,226,150)	$301,954,099
Affiliated issuers (identified cost $834,488)	834,488
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $80,743,332)	80,743,332
Total investments (identified cost $384,803,970)	383,531,919
Receivable for:
Capital shares sold	59,344
Investments sold	5,505,627
Dividends	47,219
Interest	16,089
Expense reimbursement due from Investment Manager	1,956
Prepaid expense	27,180
Trustees’ deferred compensation plan	18,702
Total assets	389,208,036

Liabilities
Due upon return of securities on loan	80,743,332
Payable for:
Investments purchased	631,300
Capital shares purchased	1,137,041
Investment management fees	6,941
Distribution fees	204
Transfer agent fees	125,590
Administration fees	703
Chief compliance officer expenses	506
Other expenses	108,248
Trustees’ deferred compensation plan	18,702
Total liabilities	82,772,567
Net assets applicable to outstanding capital stock	$306,435,469

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$307,541,624
Excess of distributions over net investment income	(1,836,196)
Accumulated net realized gain	2,002,092
Unrealized appreciation (depreciation) on:
Investments	(1,272,051)
Total — representing net assets applicable to outstanding capital stock	$306,435,469
*Value of securities on loan	$75,235,657
Net assets applicable to outstanding shares
Class A	$12,575,002
Class C	$996,955
Class R	$6,047,391
Class Z	$286,816,121
Shares outstanding
Class A	962,670
Class C	78,678
Class R	476,169
Class Z	21,773,180
Net asset value per share
Class A(a)	$13.06
Class C	$12.67
Class R	$12.70
Class Z	$13.17

(a)	The maximum offering price per share for Class A is $13.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Select Small Cap Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$938,100
Interest	10,022
Dividends from affiliates	256
Income from securities lending — net	30,862
Foreign taxes withheld	(6,000)
Total income	973,240
Expenses:
Investment management fees	1,920,785
Distribution fees
Class C	4,507
Class R	21,132
Service fees
Class A	19,951
Class C	1,502
Transfer agent fees
Class A	18,440
Class C	1,367
Class R	9,929
Class Z	565,872
Administration fees	267,267
Compensation of board members	14,247
Pricing and bookkeeping fees	33,384
Custodian fees	7,359
Printing and postage fees	45,690
Registration fees	34,276
Professional fees	38,455
Line of credit interest expense	2,791
Chief compliance officer expenses	721
Other	13,567
Total expenses	3,021,242
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(226,018)
Expense reductions	(3,950)
Total net expenses	2,791,274
Net Investment Loss	(1,818,034)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	40,586,907
Net realized gain	40,586,907
Net change in unrealized appreciation (depreciation) on:
Investments	(192,770,190)
Net change in unrealized depreciation	(192,770,190)
Net realized and unrealized loss	(152,183,283)
Net decrease in net assets from operations	$(154,001,317)

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Select Small Cap Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011

Operations
Net investment loss	$(1,818,034)	$(1,844,507)
Net realized gain	40,586,907	95,064,234
Net change in unrealized appreciation (depreciation)	(192,770,190)	38,993,847
Net increase (decrease) in net assets resulting from operations	(154,001,317)	132,213,574
Decrease in net assets from share transactions	(157,874,855)	(137,897,113)
Proceeds from regulatory settlement (Note 6)	25,405	—
Total decrease in net assets	(311,850,767)	(5,683,539)
Net assets at beginning of period	618,286,236	623,969,775
Net assets at end of period	$306,435,469	$618,286,236
Excess of distributions over net investment income	$(1,836,196)	$(18,162)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Select Small Cap Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	107,742	1,756,071	286,895	4,572,176
Redemptions	(116,284)	(1,981,772)	(352,721)	(5,529,175)
Net decrease	(8,542)	(225,701)	(65,826)	(956,999)
Class C shares
Subscriptions	10,587	166,774	24,259	382,496
Redemptions	(3,916)	(66,264)	(27,673)	(453,745)
Net increase (decrease)	6,671	100,510	(3,414)	(71,249)
Class R shares
Subscriptions	69,598	1,125,698	213,182	3,317,215
Redemptions	(181,240)	(3,010,546)	(306,421)	(4,597,584)
Net decrease	(111,642)	(1,884,848)	(93,239)	(1,280,369)
Class Z shares
Subscriptions	1,043,832	17,814,923	5,218,684	82,865,441
Redemptions	(10,751,183)	(173,679,739)	(14,115,146)	(218,453,937)
Net decrease	(9,707,351)	(155,864,816)	(8,896,462)	(135,588,496)
Total net decrease	(9,820,864)	(157,874,855)	(9,058,941)	(137,897,113)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Select Small Cap Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$18.55		$14.74		$9.08		$16.15		$21.11
Income from investment operations:
Net investment loss	(0.08)		(0.09	)(b)	(0.08)		(0.06)		(0.05)
Net realized and unrealized gain (loss)	(5.41)		3.90		5.74		(6.53)		(3.43)
Total from investment operations	(5.49)		3.81		5.66		(6.59)		(3.48)
Less distributions to shareholders from:
Net realized gains	—		—		—		(0.48)		(1.48)
Total distributions to shareholders	—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$13.06		$18.55		$14.74		$9.08		$16.15
Total return	(29.60%	)	25.85%		62.33%		(42.02%	)	(17.38%	)(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.44%	(f)(g)	1.35%	(g)	1.36%	(g)	1.40%	(g)	1.25%	(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)(i)	1.34%	(f)(g)	1.35%	(g)	1.36%	(g)	1.36%	(g)	1.20%	(f)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.43%	(f)	1.35%		1.36%		1.40%		1.25%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)(i)	1.34%	(f)	1.35%		1.36%		1.36%		1.20%	(f)
Net investment loss	(0.94%	)(f)	(0.55%	)	(0.63%	)	(0.47%	)	(0.67%	)(f)
Supplemental data
Net assets, end of period (in thousands)	$12,575		$18,020		$15,281		$6,671		$3,436
Portfolio turnover	38%		71%		73%		67%		73%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class A shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01.

(d)

Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Includes interest expense which rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Select Small Cap Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$18.07		$14.46		$8.97		$16.10		$21.11
Income from investment operations:
Net investment loss	(0.14)		(0.20	)(b)	(0.16)		(0.17)		(0.12)
Net realized and unrealized gain (loss)	(5.26)		3.81		5.65		(6.48)		(3.41)
Total from investment operations	(5.40)		3.61		5.49		(6.65)		(3.53)
Less distributions to shareholders from:
Net realized gains	—		—		—		(0.48)		(1.48)
Total distributions to shareholders	—		—		—		(0.48)		(1.48)
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$12.67		$18.07		$14.46		$8.97		$16.10
Total return	(29.88%	)	24.97%		61.20%		(42.53%	)	(17.63%	)(d)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.18%	(f)(g)	2.10%	(g)	2.11%	(g)	2.15%	(g)	2.00%	(f)(g)
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)(i)	2.08%	(f)(g)	2.10%	(g)	2.11%	(g)	2.11%	(g)	1.95%	(f)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.18%	(f)	2.10%		2.11%		2.15%		2.00%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)(i)	2.08%	(f)	2.10%		2.11%		2.11%		1.95%	(f)
Net investment loss	(1.68%	)(f)	(1.30%	)	(1.34%	)	(1.31%	)	(1.42%	)(f)
Supplemental data
Net assets, end of period (in thousands)	$997		$1,301		$1,090		$1,063		$2,101
Portfolio turnover	38%		71%		73%		67%		73%

Notes to Financial Highlights

(a)	The Predecessor Fund’s Class C shares commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01.

(d)

Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Includes interest expense which rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Select Small Cap Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)		2007
Class R
Per share data
Net asset value, beginning of period	$18.06		$14.38		$8.88		$15.86		$18.98		$19.12
Income from investment operations:
Net investment loss	(0.10)		(0.12	)(b)	(0.10)		(0.10)		(0.21)		(0.22)
Net realized and unrealized gain (loss)	(5.26)		3.80		5.60		(6.40)		(1.43)		1.34
Total from investment operations	(5.36)		3.68		5.50		(6.50)		(1.64)		1.12
Less distributions to shareholders from:
Net realized gains	—		—		—		(0.48)		(1.48)		(1.26)
Total distributions to shareholders	—		—		—		(0.48)		(1.48)		(1.26)
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	0.00	(c)	—		—
Net asset value, end of period	$12.70		$18.06		$14.38		$8.88		$15.86		$18.98
Total return	(29.68%	)	25.59%		61.94%		(42.22%	)	(9.66%	)(d)	6.23%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.69%	(f)(g)	1.60%	(g)	1.61%	(g)	1.65%	(g)	1.74%	(g)	1.74%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)(i)	1.59%	(f)(g)	1.60%	(g)	1.61%	(g)	1.61%	(g)	1.70%	(g)	1.74%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.69%	(f)	1.60%		1.61%		1.65%		1.74%		1.74%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)(i)	1.59%	(f)	1.60%		1.61%		1.61%		1.70%		1.74%
Net investment loss	(1.20%	)(f)	(0.82%	)	(0.85%	)	(0.80%	)	(1.13%	)	(1.21% )
Supplemental data
Net assets, end of period (in thousands)	$6,047		$10,618		$9,795		$5,819		$6,881		$1,827
Portfolio turnover	38%		71%		73%		67%		73%		52%

Notes to Financial Highlights

(a)

On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of the Fund’s Class R includes the financial information of Small Cap Fund’s Retirement Shares class.

(b)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01.

(d)

Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Includes interest expense which rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Select Small Cap Fund

	Six months ended Sep 30, 2011 (Unaudited)		Year ended Mar 31,
			2011		2010		2009		2008(a)		2007
Class Z
Per share data
Net asset value, beginning of period	$18.69		$14.81		$9.10		$16.15		$19.21		$19.23
Income from investment operations:
Net investment loss	(0.06)		(0.05	)(b)	(0.05)		(0.04)		(0.12)		(0.12)
Net realized and unrealized gain (loss)	(5.46)		3.93		5.76		(6.53)		(1.46)		1.36
Total from investment operations	(5.52)		3.88		5.71		(6.57)		(1.58)		1.24
Less distributions to shareholders from:
Net realized gains	—		—		—		(0.48)		(1.48)		(1.26)
Total distributions to shareholders	—		—		—		(0.48)		(1.48)		(1.26)
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	0.00	(c)	—		—
Net asset value, end of period	$13.17		$18.69		$14.81		$9.10		$16.15		$19.21
Total return	(29.53%	)	26.20%		62.75%		(41.89%	)	(9.22%	)(d)	6.83%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.19%	(f)(g)	1.10%	(g)	1.11%	(g)	1.15%	(g)	1.24%	(g)	1.22%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)(i)	1.10%	(f)(g)	1.10%	(g)	1.11%	(g)	1.11%	(g)	1.20%	(g)	1.22%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.19%	(f)	1.10%		1.11%		1.15%		1.24%		1.22%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)(i)	1.10%	(f)	1.10%		1.11%		1.11%		1.20%		1.22%
Net investment loss	(0.71%	)(f)	(0.31%	)	(0.36%	)	(0.31%	)	(0.63%	)	(0.66% )
Supplemental data
Net assets, end of period (in thousands)	$286,816		$588,347		$597,804		$321,684		$676,616		$694,765
Portfolio turnover	38%		71%		73%		67%		73%		52%

Notes to Financial Highlights

(a)

On March 31, 2008, Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of the Fund’s Class Z includes the financial information of Small Cap Fund’s Shares class.

(b)	Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01.

(d)

Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Includes interest expense which rounds to less than 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Select Small Cap Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the

17

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.75% to 0.62% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.77% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund’s average daily net assets, less the fees that were payable by

18

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class C	0.23
Class R	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $3,950.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible

19

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,023 for Class A and $15 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.34
Class C	2.09
Class R	1.59
Class Z	1.09

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed 1.10% of the Fund’s average daily net assets on an annualized basis.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $304,061,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,979,000
Unrealized depreciation	(43,251,000)

Net unrealized depreciation	$(1,272,000)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$38,113,765

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

20

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $191,155,341 and $353,090,120, respectively, for the six months ended September 30, 2011.

Note 6. Regulatory Settlements

During the six months ended September 30, 2011, the Fund received payments of $25,405 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in “Proceeds from regulatory settlement” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $75,235,657 were on loan, secured by cash collateral of $80,743,332 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 11, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through July 11, 2011, these credits reduced total expenses by $0.

Note 9. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated

21

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At September 30, 2011 one shareholder account owned 56.5% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $2,348,387 at a weighted average interest rate of 1.38%.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’

22

Columbia Select Small Cap Fund

September 30, 2011 (Unaudited)

opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

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24

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Select Small Cap Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

25

Columbia Select Small Cap Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1175 C (11/11)

Columbia Value and Restructuring Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board

announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Value and Restructuring Fund

Average annual total return as of 09/30/11 (%)

Share class	A		C		I	R	W	Z
Inception	09/28/07		09/28/07		09/27/10	12/31/04	09/27/10	12/31/92
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	-25.32	-29.62	-25.61	-26.35	-25.33	-25.41	-25.35	-25.24
1-year	-8.77	-14.02	-9.47	-10.38	-8.57	-9.00	-8.78	-8.56
5-year	-2.82	-3.96	-3.39	-3.39	n/a	-3.12	n/a	-2.66
10-year/Life	4.70	4.08	4.39	4.39	-8.34	4.45	-8.55	4.79

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown include the returns of Class A shares or Class C shares, as applicable, of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the period prior to September 28, 2007 would be lower. The returns of the Class R shares shown include the returns of Retirement Shares class shares of the Predecessor Fund for periods after December 30, 2004, and include the returns of Shares class shares of the Predecessor Fund for periods prior to December 31, 2004. The returns shown reflect that Class R shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns of Class Z shares shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would have been different.

Inception date refers to the date on which the Predecessor Fund class commenced operations. Class I and Class W were initially offered on September 27, 2010.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fees. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–25.32% Class A shares (without sales charge)

–16.62% Russell 1000 Value Index[1]

–13.78% S&P 500 Index[2]

Net asset value per share

as of 09/30/11 ($)
Class A	39.38
Class C	39.29
Class I	39.28
Class R	39.35
Class W	39.36
Class Z	39.35

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.25
Class C	0.07
Class I	0.36
Class R	0.19
Class W	0.27
Class Z	0.31

[1]	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[2]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Value and Restructuring Fund

Portfolio breakdown(1)

as of 09/30/11 (%)
Stocks	99.3
Consumer Discretionary	5.6
Consumer Staples	7.2
Energy	20.9
Financials	13.7
Health Care	7.2
Industrials	18.2
Information Technology	9.9
Materials	12.1
Telecommunication Services	4.5
Bonds	0.3
Other(2)	0.4
(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Cash & Cash Equivalents.

2

Understanding Your Expenses – Columbia Value and Restructuring Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	746.80	1,018.97	5.27	6.09	1.21
Class C	1,000.00	1,000.00	743.90	1,015.21	8.53	9.86	1.96
Class I	1,000.00	1,000.00	746.70	1,021.08	3.42	3.96	0.78
Class R	1,000.00	1,000.00	745.90	1,017.72	6.35	7.34	1.46
Class W	1,000.00	1,000.00	746.50	1,019.21	5.05	5.84	1.16
Class Z	1,000.00	1,000.00	747.60	1,020.23	4.17	4.82	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 96.0%
Consumer Discretionary 5.5%
Automobiles 0.7%
Ford Motor Co.(a)(b)	3,500,000	$33,845,000
Household Durables 0.9%
Newell Rubbermaid, Inc.(b)	3,500,000	41,545,000
Leisure Equipment & Products 0.4%
Hasbro, Inc.	500,000	16,305,000
Specialty Retail 3.5%
TJX Companies, Inc.	2,900,000	160,863,000
Total Consumer Discretionary		252,558,000
Consumer Staples 6.5%
Food Products 0.2%
Dole Food Co., Inc.(a)(b)	900,000	9,000,000
Tobacco 6.3%
Lorillard, Inc.	2,600,000	287,820,000
Total Consumer Staples		296,820,000
Energy 20.5%
Oil, Gas & Consumable Fuels 20.5%
Alpha Natural Resources, Inc.(a)(b)	4,400,000	77,836,000
Anadarko Petroleum Corp.	1,675,000	105,608,750
Apache Corp.	422,465	33,898,592
ConocoPhillips	2,550,000	161,466,000
Consol Energy, Inc.(b)	3,900,000	132,327,000
Devon Energy Corp.	2,450,000	135,828,000
Murphy Oil Corp.(b)	1,100,000	48,576,000
Noble Energy, Inc.	1,700,000	120,360,000
Petroleo Brasileiro SA, ADR(c)	5,300,000	118,985,000

Total		934,885,342
Total Energy		934,885,342
Financials 12.9%
Capital Markets 2.9%
Apollo Global Management LLC, Class A	2,100,000	21,504,000
Apollo Investment Corp.(b)	4,600,000	34,592,000
Invesco Ltd.(c)	4,700,000	72,897,000

Total		128,993,000
Diversified Financial Services 1.5%
JPMorgan Chase & Co.	2,300,000	69,276,000
Insurance 8.0%
ACE Ltd.(c)	3,050,000	184,830,000
AIA Group Ltd.(c)	11,000,000	31,151,349
Hartford Financial Services Group, Inc.	1,200,000	19,368,000
Loews Corp.(b)	1,600,000	55,280,000
MetLife, Inc.(b)	2,700,000	75,627,000

Total		366,256,349
Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.(b)	1,500,000	23,325,000
Total Financials		587,850,349
Health Care 7.0%
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.(b)	1,000,000	56,140,000
Health Care Providers & Services 3.7%
AmerisourceBergen Corp.(b)	4,500,000	167,715,000

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Pharmaceuticals 2.1%
Pfizer, Inc.	3,700,000	$65,416,000
Warner Chilcott PLC, Class A(a)(b)(c)	2,200,000	31,460,000

Total		96,876,000
Total Health Care		320,731,000
Industrials 17.8%
Aerospace & Defense 2.9%
AerCap Holdings NV(a)(c)	5,400,000	53,568,000
Bombardier, Inc., Class B(c)	788,323	2,743,364
United Technologies Corp.	1,100,000	77,396,000

Total		133,707,364
Airlines 2.4%
Copa Holdings SA, Class A(c)	1,775,000	108,754,250
Construction & Engineering 0.8%
AECOM Technology Corp.(a)(b)	2,000,000	35,340,000
Industrial Conglomerates 1.9%
Tyco International Ltd.(c)	2,100,000	85,575,000
Machinery 5.1%
AGCO Corp.(a)(b)	1,800,000	62,226,000
Eaton Corp.	3,400,000	120,700,000
Stanley Black & Decker, Inc.(b)	1,050,000	51,555,000

Total		234,481,000
Road & Rail 4.7%
Union Pacific Corp.	2,650,000	216,425,500
Total Industrials		814,283,114
Information Technology 9.7%
Communications Equipment 4.0%
Cisco Systems, Inc.	2,700,000	41,823,000
Harris Corp.(b)	4,150,000	141,805,500

Total		183,628,500
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	1,900,000	23,484,000
IT Services 4.6%
International Business Machines Corp.	1,200,000	210,036,000
Office Electronics 0.6%
Xerox Corp.(b)	3,600,000	25,092,000
Total Information Technology		442,240,500
Materials 11.7%
Chemicals 6.4%
Celanese Corp., Class A(b)	4,800,000	156,144,000
Lanxess AG(c)	1,500,000	71,954,878
Methanex Corp.(c)	1,450,000	30,218,000
PPG Industries, Inc.	500,000	35,330,000

Total		293,646,878
Metals & Mining 5.3%
Cliffs Natural Resources, Inc.(b)	750,000	38,377,500
Freeport-McMoRan Copper & Gold, Inc.	3,000,000	91,350,000
Grupo Mexico SAB de CV, Class B(c)	15,000,000	35,476,207
Molycorp, Inc.(a)(b)	350,000	11,504,500

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer		Shares	Value
Common Stocks (continued)
Materials (cont.)
Metals & Mining (cont.)
Southern Copper Corp.(b)		2,600,000	$64,974,000

Total			241,682,207
Total Materials			535,329,085
Telecommunication Services 4.4%
Diversified Telecommunication Services 0.6%
Windstream Corp.(b)		2,500,000	29,150,000
Wireless Telecommunication Services 3.8%
America Movil SAB de CV, Class L, ADR(b)(c)		7,800,000	172,224,000
Total Telecommunication Services			201,374,000
Total Common Stocks
(Cost: $3,686,742,308)			$4,386,071,390

Convertible Preferred Stocks 1.4%
Consumer Staples 0.6%
Food Products 0.6%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(a)(d)(e)		2,600,000	25,471,940
Total Consumer Staples			25,471,940
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Apache Corp., 6.000%(a)		154,063	7,953,502
Total Energy			7,953,502
Financials 0.5%
Diversified Financial Services 0.5%
Citigroup, Inc., 7.500%		300,000	24,054,000
Total Financials			24,054,000
Materials 0.1%
Metals & Mining 0.1%
Molycorp, Inc., 5.500%(b)		80,000	5,528,000
Total Materials			5,528,000
Total Convertible Preferred Stocks
(Cost: $78,119,965)			$63,007,442
Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 0.3%
Banking 0.3%
Apollo Investment Corp. Senior Unsecured(e)
01/15/16	5.750%	$15,000,000	13,199,999
Total Convertible Bonds
(Cost: $14,544,064)			$13,199,999

Issuer		Shares	Value
Money Market Fund 0.4%
Columbia Short-Term Cash Fund,
0.125%(f)(g)		19,421,691	$19,421,691
Total Money Market Fund
(Cost: $19,421,691)			$19,421,691
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 2.2%
Asset-Backed Commercial Paper 0.2%
Alpine Securitization
10/12/11	0.200%	$999,850	999,850
Cancara Asset Securitisation LLC
10/20/11	0.270%	1,999,490	1,999,490
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	1,999,516	1,999,516
Royal Park Investments Funding Corp.
10/28/11	0.730%	2,998,236	2,998,236

Total			7,997,092
Certificates of Deposit 0.6%
ABM AMRO Bank N.V.
10/12/11	0.310%	1,999,483	1,999,483
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	749,280	749,280
Clydesdale Bank PLC
12/30/11	0.550%	3,994,447	3,994,447
Commerzbank AG
10/05/11	0.180%	5,000,000	5,000,000
Credit Suisse
10/04/11	0.190%	2,000,842	2,000,842
Deutsche Bank AG
10/19/11	0.290%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	1,000,000	1,000,000
DnB NOR
10/06/11	0.140%	4,000,000	4,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	1,500,000	1,500,000
Landeskreditbank Baden-Wuerttemberg — Foerderbank
10/11/11	0.340%	1,000,000	1,000,000
Nordea Bank AB
12/09/11	0.310%	2,000,000	2,000,000
Swedbank AB
10/24/11	0.260%	1,000,000	1,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	1,000,000	1,000,000

Total			28,244,052
Commercial Paper —%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	1,999,449	1,999,449
Repurchase Agreements 1.4%
Cantor Fitzgerald & Co dated 09/30/2011, matures 10/03/2011 repurchase price $9,000,105(h)
	0.140%	9,000,000	9,000,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Citigroup Global Markets, Inc. dated 09/30/2011, matures 10/03/2011 repurchase price $5,000,038(h)
	0.090%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 09/19/2011, matures 10/03/2011 repurchase price $15,000,125(h)
	0.100%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011 repurchase price $15,000,200(h)
	0.160%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 09/30/2011, matures 10/03/2011 repurchase price $11,000,083(h)
	0.090%	$11,000,000	11,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
RBS Securities, Inc. dated 09/30/2011, matures 10/03/2011 repurchase price $7,396,395(h)
	0.150%	$7,396,303	$7,396,303

Total			62,396,303
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $100,636,896)			$100,636,896
Total Investments
(Cost: $3,899,464,924)			$4,582,337,418
Other Assets & Liabilities, Net			(13,714,647)
Net Assets			$4,568,622,771

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets, Inc.	October 3, 2011	33,283,084	(MXN)	2,465,843	(USD)	$65,929	$—
BNP Paribas, Inc.	October 4, 2011	22,355,336	(MXN)	1,633,207	(USD)	21,251	—
Credit Suisse, Inc.	October 4, 2011	43,378,581	(MXN)	3,165,546	(USD)	37,685	—
Total						$124,865	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At September 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $999,837,048 or 21.88% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $25,471,940, representing 0.56% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%	06/14/10 - 04/28/11	$27,955,206

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $38,671,939 or 0.85% of net assets.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(g)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$116,463,266	$(97,041,575)	$—	$19,421,691	$1,905	$19,421,691

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$62,629
Fannie Mae Pool	5,507,299
Fannie Mae REMICS	388,754
Federal Home Loan Banks	87,634
Freddie Mac Non Gold Pool	1,881,339
Freddie Mac REMICS	463,146
Freddie Mac Strips	174,834
Ginnie Mae I Pool	98,944
Ginnie Mae II Pool	94,571
Government National Mortgage Association	131,099
United States Treasury Note/Bond	289,751
Total Market Value of Collateral Securities	$9,180,000

Citigroup Global Markets, Inc. (0.090%)
Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.100%)
Security Description	Value
Government National Mortgage Association	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Grantor Trust	$147,545
Fannie Mae Pool	4,870,069
Fannie Mae REMICS	3,169,858
Fannie Mae Whole Loan	26,171
Federal Home Loan Bank of Chicago	31,128
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	163,958
Freddie Mac Gold Pool	2,691,167
Freddie Mac REMICS	4,136,554
Ginnie Mae II Pool	63,550
Total Market Value of Collateral Securities	$15,300,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Fannie Mae Discount Notes	$1,833,242
Federal Farm Credit Bank	1,428,009
Federal Home Loan Bank Discount Notes	1,833,150
Federal Home Loan Banks	3,042,945
Federal Home Loan Mortgage Corp	1,384,888
Federal National Mortgage Association	913,222
Ginnie Mae II Pool	60,475
United States Treasury Note/Bond	724,176
Total Market Value of Collateral Securities	$11,220,107

RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$7,544,261
Total Market Value of Collateral Securities	$7,544,261

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

MXN	Mexican Peso
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$252,558,000	$ —	$—	$252,558,000
Consumer Staples	296,820,000	—	—	296,820,000
Energy	934,885,342	—	—	934,885,342
Financials	556,699,000	31,151,349	—	587,850,349
Health Care	320,731,000	—	—	320,731,000
Industrials	811,539,750	2,743,364	—	814,283,114
Information Technology	442,240,500	—	—	442,240,500
Materials	463,374,207	71,954,878	—	535,329,085
Telecommunication Services	201,374,000	—	—	201,374,000
Convertible Preferred Stocks
Consumer Staples	—	25,471,940	—	25,471,940
Energy	—	7,953,502	—	7,953,502
Financials	—	24,054,000	—	24,054,000
Materials	5,528,000	—	—	5,528,000
Total Equity Securities	4,285,749,799	163,329,033	—	4,449,078,832
Bonds
Convertible Bonds	—	13,199,999	—	13,199,999
Total Bonds	—	13,199,999	—	13,199,999
Other
Affiliated Money Market Fund(c)	19,421,691	—	—	19,421,691
Investments of Cash Collateral Received for Securities on Loan	—	100,636,896	—	100,636,896
Total Other	19,421,691	100,636,896	—	120,058,587
Investments in Securities	4,305,171,490	277,165,928	—	4,582,337,418
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	124,865	—	124,865
Total	$4,305,171,490	$277,290,793	$—	$4,582,462,283

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $3,779,406,337)	$4,462,278,831
Affiliated issuers (identified cost $19,421,691)	19,421,691
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $38,240,593)	38,240,593
Repurchase agreements (identified cost $62,396,303)	62,396,303
Total investments (identified cost $3,899,464,924)	4,582,337,418
Unrealized appreciation on forward foreign currency exchange contracts	124,865
Receivable for:
Capital shares sold	1,270,326
Investments sold	117,058,642
Dividends	4,911,508
Interest	226,582
Reclaims	388,137
Expense reimbursement due from Investment Manager	5,906
Prepaid expense	325,944
Trustees’ deferred compensation plan	164,203
Other assets	1,502
Total assets	4,706,815,033

Liabilities
Due upon return of securities on loan	100,636,896
Payable for:
Investments purchased	4,696,628
Capital shares purchased	31,190,154
Investment management fees	89,833
Distribution and service fees	2,883
Transfer agent and service fees	765,360
Administration fees	7,812
Chief compliance officer expenses	2,931
Other expenses	635,562
Trustees’ deferred compensation plan	164,203
Total liabilities	138,192,262
Net assets applicable to outstanding capital stock	$4,568,622,771

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$4,962,453,018
Undistributed net investment income	687,552
Accumulated net realized loss	(1,077,371,883)
Unrealized appreciation (depreciation) on:
Investments	682,872,494
Foreign currency translations	(143,275)
Forward foreign currency exchange contracts	124,865
Total — representing net assets applicable to outstanding capital stock	$4,568,622,771
*Value of securities on loan	$91,263,655
Net assets applicable to outstanding shares
Class A	$165,840,997
Class C	$42,939,778
Class I	$2,278
Class R	$34,608,695
Class W	$2,283
Class Z	$4,325,228,740
Shares outstanding
Class A	4,211,563
Class C	1,092,869
Class I	58
Class R	879,474
Class W	58
Class Z	109,908,270
Net asset value per share
Class A(a)	$39.38
Class C	$39.29
Class I	$39.28
Class R	$39.35
Class W	$39.36
Class Z	$39.35

(a)	The maximum offering price per share for Class A is $41.78. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Value and Restructuring Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$69,729,762
Interest	427,781
Dividends from affiliates	1,905
Income from securities lending — net	57,807
Foreign taxes withheld	(1,115,840)
Total income	69,101,415
Expenses:
Investment management fees	20,011,662
Distribution fees
Class C	228,706
Class R	134,112
Service fees
Class A	288,303
Class C	76,235
Class W	4
Transfer agent fees
Class A	258,471
Class C	57,984
Class R	52,327
Class W	3
Class Z	5,541,254
Administration fees	3,331,858
Compensation of board members	155,827
Pricing and bookkeeping fees	48,157
Custodian fees	133,399
Printing and postage fees	379,488
Registration fees	75,850
Professional fees	212,308
Line of credit interest expense	17,676
Chief compliance officer expenses	3,730
Other	318,148
Total expenses	31,325,502
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(824,530)
Expense reductions	(43,712)
Total net expenses	30,457,260
Net investment income	38,644,155

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	291,662,278
Foreign currency transactions	(467,122)
Forward foreign currency exchange contracts	413,280
Options contracts written	(379,127)
Net realized gain	291,229,309
Net change in unrealized appreciation (depreciation) on:
Investments	(1,968,226,173)
Foreign currency translations	(137,353)
Forward foreign currency exchange contracts	124,865
Options contracts written	1,329,546
Net change in unrealized depreciation	(1,966,909,115)
Net realized and unrealized loss	(1,675,679,806)
Net decrease in net assets from operations	$(1,637,035,651)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Value and Restructuring Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$38,644,155	$88,160,171
Net realized gain	291,229,309	281,015,082
Net change in unrealized appreciation (depreciation)	(1,966,909,115)	776,324,365
Net increase (decrease) in net assets resulting from operations	(1,637,035,651)	1,145,499,618

Distributions to shareholders from:
Net investment income
Class A	(1,132,936)	(3,204,542)
Class C	(79,012)	(365,279)
Class I	(20)	(54,138)
Class R	(200,823)	(566,586)
Class W	(15)	(11)
Class Z	(36,584,539)	(87,200,668)
Total distributions to shareholders	(37,997,345)	(91,391,224)
Decrease in net assets from share transactions	(771,217,711)	(1,229,234,628)
Total decrease in net assets	(2,446,250,707)	(175,126,234)
Net assets at beginning of period	7,014,873,478	7,189,999,712
Net assets at end of period	$4,568,622,771	$7,014,873,478
Undistributed net investment income	$687,552	$40,742

(a)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Value and Restructuring Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	264,264	13,064,429	1,122,585	51,295,242
Distributions reinvested	20,807	935,902	59,362	2,627,179
Redemptions	(1,129,368)	(55,085,684)	(2,653,210)	(119,919,348)
Net decrease	(844,297)	(41,085,353)	(1,471,263)	(65,996,927)
Class C shares
Subscriptions	55,613	2,778,118	187,589	8,712,920
Distributions reinvested	1,267	58,155	6,299	273,618
Redemptions	(307,956)	(14,938,198)	(528,877)	(23,533,078)
Net decrease	(251,076)	(12,101,925)	(334,989)	(14,546,540)
Class I shares
Subscriptions	58,248	3,123,982	535,411	26,380,052
Distributions reinvested	—	—	1,051	54,122
Redemptions	(560,760)	(28,966,012)	(33,892)	(1,723,811)
Net increase (decrease)	(502,512)	(25,842,030)	502,570	24,710,363
Class R shares
Subscriptions	85,871	4,190,609	278,727	12,289,558
Distributions reinvested	4,398	200,823	12,868	566,555
Redemptions	(443,720)	(22,585,301)	(360,742)	(16,451,024)
Net decrease	(353,451)	(18,193,869)	(69,147)	(3,594,911)
Class W shares
Subscriptions	—	—	61	2,651
Redemptions	—	—	(3)	(154)
Net increase	—	—	58	2,497
Class Z shares
Subscriptions	6,893,667	342,194,398	30,084,448	1,382,808,276
Distributions reinvested	513,764	23,041,506	1,314,238	58,505,520
Redemptions	(21,702,387)	(1,039,230,438)	(58,696,759)	(2,611,122,906)
Net decrease	(14,294,956)	(673,994,534)	(27,298,073)	(1,169,809,110)
Total net decrease	(16,246,292)	(771,217,711)	(28,670,844)	(1,229,234,628)

(a)	Class I and Class W shares are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Value and Restructuring Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$53.03		$44.68		$26.51		$52.25		$58.58
Income from investment operations:
Net investment income	0.25		0.53	(b)	0.39	(b)	0.51		0.24
Net realized and unrealized gain (loss)	(13.65)		8.37		18.16		(25.72)		(5.70)
Total from investment operations	(13.40)		8.90		18.55		(25.21)		(5.46)
Less distributions to shareholders from:
Net investment income	(0.25)		(0.55)		(0.38)		(0.51)		(0.36)
Net realized gains	—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(0.25)		(0.55)		(0.38)		(0.53)		(0.87)
Proceeds from regulatory settlement	—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$39.38		$53.03		$44.68		$26.51		$52.25
Total return	(25.32%	)	20.17%		70.25%		(48.51%	)	(9.41%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.27%	(e)(f)	1.20%	(f)	1.14%	(f)	1.18%	(f)	1.07%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.21%	(e)(f)(h)	1.20%	(f)(h)	1.14%	(f)(h)	1.14%	(f)(h)	1.02%	(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.27%	(e)	1.20%		1.14%		1.18%		1.07%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.21%	(e)(h)	1.20%	(h)	1.14%	(h)	1.14%	(h)	1.02%	(e)(h)
Net investment income	1.01%	(e)(h)	1.16%	(h)	1.01%	(h)	1.35%	(h)	0.83%	(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$165,841		$268,124		$291,655		$163,338		$77,209
Portfolio turnover	5%		12%		6%		12%		11%

Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Value and Restructuring Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$52.89		$44.60		$26.51		$52.23		$58.58
Income from investment operations:
Net investment income	0.06		0.18	(b)	0.10	(b)	0.23		0.04
Net realized and unrealized gain (loss)	(13.59)		8.36		18.16		(25.73)		(5.68)
Total from investment operations	(13.53)		8.54		18.26		(25.50)		(5.64)
Less distributions to shareholders from:
Net investment income	(0.07)		(0.25)		(0.17)		(0.20)		(0.20)
Net realized gains	—		—		—		(0.02)		(0.51)
Total distributions to shareholders	(0.07)		(0.25)		(0.17)		(0.22)		(0.71)
Proceeds from regulatory settlement	—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$39.29		$52.89		$44.60		$26.51		$52.23
Total return	(25.61%	)	19.27%		69.00%		(48.89%	)	(9.72%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.98%	(e)(f)	1.95%	(f)	1.89%	(f)	1.93%	(f)	1.82%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.96%	(e)(f)(h)	1.95%	(f)(h)	1.89%	(f)(h)	1.89%	(f)(h)	1.77%	(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.98%	(e)	1.95%		1.89%		1.93%		1.82%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.96%	(e)(h)	1.95%	(h)	1.89%	(h)	1.89%	(h)	1.77%	(e)(h)
Net investment income	0.26%	(e)(h)	0.40%	(h)	0.26%	(h)	0.63%	(h)	0.07%	(e)(h)
Supplemental data
Net assets, end of period (in thousands)	$42,940		$71,083		$74,880		$40,380		$13,665
Portfolio turnover	5%		12%		6%		12%		11%

Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Value and Restructuring Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$53.03		$43.47
Income from investment operations:
Net investment income	0.05		0.27
Net realized and unrealized gain (loss)	(13.44)		9.57
Total from investment operations	(13.39)		9.84
Less distributions to shareholders from:
Net investment income	(0.36)		(0.28)
Net asset value, end of period	$39.28		$53.03
Total return	(25.33%	)	22.67%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.78%	(c)(d)	0.79%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.78%	(c)(d)(f)	0.79%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.78%	(c)	0.79%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.78%	(c)(f)	0.79%	(c)(f)
Net investment income	0.18%	(c)(f)	1.05%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$26,652
Portfolio turnover	5%		12%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Value and Restructuring Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)	2007
Class R
Per share data
Net asset value, beginning of period	$52.98		$44.64		$26.50		$52.23		$54.30	$49.35
Income from investment operations:
Net investment income	0.18		0.41	(b)	0.30	(b)	0.41		0.33	0.22
Net realized and unrealized gain (loss)	(13.62)		8.37		18.14		(25.72)		(1.41)	4.98
Total from investment operations	(13.44)		8.78		18.44		(25.31)		(1.08)	5.20
Less distributions to shareholders from:
Net investment income	(0.19)		(0.44)		(0.30)		(0.40)		(0.48)	(0.25)
Net realized gains	—		—		—		(0.02)		(0.51)	—
Total distributions to shareholders	(0.19)		(0.44)		(0.30)		(0.42)		(0.99)	(0.25)
Proceeds from regulatory settlement	—		—		0.00	(c)	0.00	(c)	—	—
Net asset value, end of period	$39.35		$52.98		$44.64		$26.50		$52.23	$54.30
Total return	(25.41%	)	19.86%		69.84%		(48.65%	)	(2.11% )	10.58%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.48%	(e)(f)	1.45%	(f)	1.39%	(f)	1.43%	(f)	1.39%	1.55%
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.46%	(e)(f)(h)	1.45%	(f)(h)	1.39%	(f)(h)	1.39%	(f)(h)	1.35% (h)	1.55%	(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.48%	(e)	1.45%		1.39%		1.43%		1.39%	1.55%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.46%	(e)(h)	1.45%	(h)	1.39%	(h)	1.39%	(h)	1.35% (h)	1.55%	(h)
Net investment income	0.74%	(e)(h)	0.91%	(h)	0.78%	(h)	1.05%	(h)	0.60% (h)	0.43%	(h)
Supplemental data
Net assets, end of period (in thousands)	$34,609		$65,321		$58,120		$37,637		$33,826	$2,926
Portfolio turnover	5%		12%		6%		12%		11%	13%

Notes to Financial Highlights

(a)

On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R shares. The financial information of the Fund’s Class R shares includes the financial information of Value and Restructuring Fund’s Retirement Shares class.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Value and Restructuring Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$53.04		$43.49
Income from investment operations:
Net investment income	0.26		0.20
Net realized and unrealized gain (loss)	(13.67)		9.53
Total from investment operations	(13.41)		9.73
Less distributions to shareholders from:
Net investment income	(0.27)		(0.18)
Net asset value, end of period	$39.36		$53.04
Total return	(25.35%	)	22.41%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.18%	(c)(d)	1.19%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.16%	(c)(d)(f)	1.19%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.18%	(c)	1.19%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.16%	(c)(f)	1.19%	(c)(f)
Net investment income	1.05%	(c)(f)	0.81%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	5%		12%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Value and Restructuring Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)(b)	2007
Class Z
Per share data
Net asset value, beginning of period	$53.01		$44.66		$26.49		$52.22		$54.33	$49.36
Income from investment operations:
Net investment income	0.31		0.64	(c)	0.49	(c)	0.61		0.60	0.45
Net realized and unrealized gain (loss)	(13.66)		8.37		18.15		(25.71)		(1.47)	5.00
Total from investment operations	(13.35)		9.01		18.64		(25.10)		(0.87)	5.45
Less distributions to shareholders from:
Net investment income	(0.31)		(0.66)		(0.47)		(0.61)		(0.73)	(0.48)
Net realized gains	—		—		—		(0.02)		(0.51)	—
Total distributions to shareholders	(0.31)		(0.66)		(0.47)		(0.63)		(1.24)	(0.48)
Proceeds from regulatory settlement	—		—		0.00	(d)	0.00	(d)	—	—
Net asset value, end of period	$39.35		$53.01		$44.66		$26.49		$52.22	$54.33
Total return	(25.24%	)	20.46%		70.71%		(48.39%	)	(1.74% )	11.14%
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.98%	(f)(g)	0.95%	(g)	0.89%	(g)	0.93%	(g)	1.06%	1.05%
Net expenses after fees waived or expenses reimbursed (including interest expense)(h)	0.95%	(f)(g)(i)	0.95%	(g)(i)	0.89%	(g)(i)	0.89%	(g)(i)	1.02% (i)	1.05%	(i)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.98%	(f)	0.95%		0.89%		0.93%		1.06%	1.05%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(h)	0.95%	(f)(i)	0.95%	(i)	0.89%	(i)	0.89%	(i)	1.02% (i)	1.05%	(i)
Net investment income	1.27%	(f)(i)	1.40%	(i)	1.28%	(i)	1.47%	(i)	1.07% (i)	0.90%	(i)
Supplemental data
Net assets, end of period (in thousands)	$4,325,229		$6,583,690		$6,765,345		$4,352,176		$8,980,358	$7,767,713
Portfolio turnover	5%		12%		6%		12%		11%	13%

Notes to Financial Highlights

(a)

On March 31, 2008, Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of the Fund’s Class Z shares includes the financial information of Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.18 and $0.04 per share, respectively.

(d)	Rounds to less than $0.01.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Includes interest expense which rounds to less than 0.01%.

(h)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Notes to Financial Statements – Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share

21

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will

22

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund wrote covered call options to decrease the Fund’s exposure to equity risk and to increase return on investments. Written covered call options become more valuable as the price of the underlying investments depreciates relative to the strike price. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended September 30, 2011 are as follows:

	Calls
	Contracts	Premiums
Balance March 31, 2011	5,000	$1,450,454
Opened	12,496	1,912,057
Closed	(3,996)	(1,140,036)
Exercised	(2,000)	(846,233)
Expired	(11,500)	(1,376,242)

Balance September 30, 2011	—	$—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011
	Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$124,865

23

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Options Contracts Written	Total
Equity contracts	$—	$(379,127)	$(379,127)
Foreign exchange contracts	413,280	—	$413,280

Total	$413,280	$(379,127)	$34,153

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Options Contracts Written	Total
Equity contracts	$—	$1,329,546	$1,329,546
Foreign exchange contracts	124,865	—	$124,865

Total	$124,865	$1,329,546	$1,454,411

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Forward Foreign Currency Exchange Contracts	23
Options Contracts	12,496

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

24

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the

Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.54% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.60% to 0.43% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.64% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.15% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.11% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 11, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an

25

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 11, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class C	0.19
Class R	0.20
Class W	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $43,712.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

26

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $29,165 for Class A and $3,428 for Class C shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.19%
Class C	1.94
Class I	0.81
Class R	1.44
Class W	1.19
Class Z	0.94

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.25%
Class C	2.00
Class I	0.88
Class R	1.50
Class W	1.25
Class Z	1.00

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $3,899,465,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,167,227,000
Unrealized depreciation	(484,355,000)

Net unrealized appreciation	$682,872,000

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$288,296,116
2018	1,055,676,289

Total	$1,343,972,405

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited

27

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $338,156,041 and $1,223,370,199, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective July 11, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $91,263,655 were on loan, secured by cash collateral of $100,636,896 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 11, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 11, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through July 11, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective July 11, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

28

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

Note 9. Shareholder Concentration

At September 30, 2011, two shareholder accounts owned 55.3% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 11, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 8, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $6,239,726 at a weighted average interest rate of 1.39%.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

29

Columbia Value and Restructuring Fund

September 30, 2011 (Unaudited)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Value and Restructuring Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

33

Columbia Value and Restructuring Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1205 C (11/11)

Columbia Emerging Markets Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

/s/

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Emerging Markets Fund

Average annual total return as of 09/30/11 (%)

Share class	A		C		I	R	W	Z
Inception	10/01/07		10/01/07		09/27/10	09/27/10	09/27/10	01/02/98
Sales charge	without	with	without	with	without	without	without	without
6-month (cumulative)	–23.03	–27.45	–23.31	–24.04	–22.94	–23.19	–23.03	–23.01
1-year	–18.64	–23.33	–19.21	–19.91	–18.43	–18.88	–18.64	–18.46
5-year	1.59	0.40	0.99	0.99	n/a	n/a	n/a	1.75
10-year/Life	15.19	14.52	14.84	14.84	–16.84	–17.30	–17.05	15.28

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The Fund commenced operations on March 31, 2008. The returns of the Class A and Class C shares shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”), for periods after September 27, 2007, and include the returns of Shares class shares of the Predecessor Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for the periods prior to September 28, 2007 would be lower. The returns of the Class Z shares shown for periods prior to March 31, 2008 are those of the Shares class shares of the Predecessor Fund. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. The inception of the Predecessor Fund is January 2, 1998.

Class I, Class R and Class W shares were initially offered by the fund on September 27, 2010.

Inception date refers to the date on which the Predecessor Fund share class commenced operations for Class A, Class C and Class Z shares and the date on which the fund share class commenced operations for Class I, Class R and Class W shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class W shares are sold at net asset value with a service (Rule 12b-1) fee. Class I, Class R, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–23.03% Class A shares (without sales charge)

–23.45% MSCI Emerging Markets Index (Net)[1]

–17.74% MSCI EAFE Index (Net)[2]

Net asset value per share

as of 09/30/11 ($)
Class A	8.38
Class C	8.28
Class I	8.39
Class R	8.37
Class W	8.38
Class Z	8.39

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.57
Class C	0.57
Class I	0.57
Class R	0.57
Class W	0.57
Class Z	0.57

[1]

The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 30, 2011, the MSCI EM Index (Net) consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

[2]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 30, 2011, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Emerging Markets Fund

Country Breakdown[1]

as of 09/30/11 (%)
Brazil	16.6
Canada	0.5
Chile	0.5
China	15.2
Finland	0.6
Hong Kong	0.9
India	6.9
Indonesia	5.8
Malaysia	3.0
Mexico	2.2
Panama	0.6
Philippines	3.9
Poland	0.3
Russian Federation	5.7
South Africa	5.3
South Korea	14.4
Sweden	0.6
Taiwan	9.7
Thailand	4.2
Turkey	2.1
United States	1.0

[1]	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

2

Understanding Your Expenses – Columbia Emerging Markets Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	769.70	1,016.00	7.96	9.07	1.80
Class C	1,000.00	1,000.00	766.90	1,012.25	11.26	12.83	2.55
Class I	1,000.00	1,000.00	770.60	1,017.55	6.60	7.52	1.49
Class R	1,000.00	1,000.00	768.10	1,015.30	8.58	9.77	1.94
Class W	1,000.00	1,000.00	769.70	1,016.00	7.96	9.07	1.80
Class Z	1,000.00	1,000.00	769.90	1,017.25	6.86	7.82	1.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

3

Portfolio of Investments – Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 94.9%
BRAZIL 13.7%
Amil Participacoes SA(a)	180,700	$1,600,136
Banco Bradesco SA, ADR(a)(b)	167,631	2,479,262
BM&FBovespa SA(a)	504,300	2,325,372
BR Malls Participacoes SA(a)	196,100	1,964,911
Cia de Bebidas das Americas, ADR(a)(b)	163,418	5,008,762
Cia Hering(a)	122,600	2,044,148
Cielo SA(a)	70,800	1,558,899
Drogasil SA(a)	320,400	1,906,808
Itaú Unibanco Holding SA, ADR(a)(b)	478,884	7,432,280
JSL SA(a)	449,100	2,001,573
Localiza Rent a Car SA(a)	223,200	2,945,136
Mills Estruturas e Servicos de Engenharia SA(a)	147,500	1,381,452
Multiplus SA(a)	177,100	2,556,306
Odontoprev SA(a)	140,300	2,056,465
OGX Petroleo e Gas Participacoes SA(a)(c)	226,500	1,396,163
Telecomunicacoes de Sao Paulo SA, ADR(a)	60,200	1,592,290
Totvs SA(a)	106,000	1,778,646
Vale SA(a)	502,200	11,351,416

Total		53,380,025
CANADA 0.5%
Pacific Rubiales Energy Corp.(a)	92,900	1,968,108
CHILE 0.5%
SACI Falabella(a)	253,272	2,022,082
CHINA 14.9%
Airtac International Group(a)	96,000	542,210
Baidu, Inc., ADR(a)(c)	20,363	2,177,008
Bank of China Ltd., Class H(a)	10,252,000	3,170,139
Belle International Holdings Ltd.(a)	2,259,000	3,894,501
China Communications Construction Co., Ltd., Class H(a)	2,682,000	1,741,637
China Construction Bank Corp., Class H(a)	4,968,000	3,004,825
China High Precision Automation Group Ltd.(a)(b)	3,667,000	1,392,369
China Merchants Holdings International Co., Ltd.(a)	600,000	1,608,730
China National Building Material Co., Ltd., Class H(a)(b)	1,818,000	1,532,100
China Shenhua Energy Co., Ltd., Class H(a)	1,159,500	4,546,461
China Unicom Hong Kong Ltd.(a)(b)	1,302,000	2,647,116
China Vanke Co., Ltd., Class B(a)	1,952,867	1,677,876
CNOOC Ltd.(a)	1,550,000	2,492,238
ENN Energy Holdings Ltd.(a)	1,408,000	4,554,719
Golden Eagle Retail Group Ltd.(a)(b)	501,000	1,021,201
Industrial & Commercial Bank of China, Class H(a)(b)	2,946,000	1,422,596
Kingdee International Software Group Co., Ltd.(a)	5,364,800	2,004,632
Lenovo Group Ltd.(a)	2,370,000	1,584,712
PetroChina Co., Ltd., Class H(a)	5,878,000	7,120,001
Sany Heavy Equipment International Holdings Co., Ltd.(a)(b)	1,422,500	1,124,362
SINA Corp.(a)(b)(c)	32,764	2,346,230
Spreadtrum Communications, Inc., ADR(a)	177,784	3,191,223
Tencent Holdings Ltd.(a)	49,500	1,026,734
Yanzhou Coal Mining Co., Ltd., Class H(a)	926,000	1,970,351

Total		57,793,971
FINLAND 0.6%
Nokian Renkaat OYJ(a)	79,241	2,372,311

Issuer	Shares	Value
Common Stocks (continued)
HONG KONG 0.9%
Towngas China Co., Ltd.(a)	2,148,000	$1,074,206
Trinity Ltd.(a)	3,114,000	2,459,086

Total		3,533,292
INDIA 6.8%
Asian Paints Ltd.(a)	29,434	1,894,483
Bharti Airtel Ltd.(a)	294,806	2,264,677
Dabur India Ltd.(a)	1,161,237	2,428,951
HDFC Bank Ltd., ADR(a)(b)	143,905	4,194,831
ICICI Bank Ltd., ADR(a)(b)	188,392	6,540,970
ITC Ltd.(a)	588,954	2,372,505
Punjab National Bank(a)	128,395	2,486,081
Sobha Developers Ltd.(a)	266,431	1,173,683
Tata Steel Ltd.(a)	136,439	1,149,591
Titan Industries Ltd.(a)	461,536	1,959,960

Total		26,465,732
INDONESIA 5.6%
PT Ace Hardware Indonesia Tbk(a)	8,251,500	3,084,462
PT Astra International Tbk(a)	238,500	1,704,916
PT Bank Mandiri Tbk(a)	4,310,000	3,047,132
PT Bank Tabungan Pensiunan Nasional Tbk(a)(c)	3,305,500	1,239,341
PT Gudang Garam Tbk(a)	388,000	2,294,479
PT Harum Energy Tbk(a)	2,725,000	2,172,673
PT Indocement Tunggal Prakarsa Tbk(a)	1,684,200	2,652,038
PT Kalbe Farma Tbk(a)	3,330,000	1,219,177
PT Nippon Indosari Corpindo Tbk(a)	6,015,500	2,024,542
PT Perusahaan Gas Negara Tbk(a)	2,777,000	834,667
PT Sumber Alfaria Trijaya Tbk(a)	4,067,500	1,700,270

Total		21,973,697
MALAYSIA 2.9%
AMMB Holdings Bhd(a)	2,764,500	4,980,978
CIMB Group Holdings Bhd(a)	1,352,400	2,930,954
Hartalega Holdings Bhd(a)	766,800	1,312,989
Petronas Chemicals Group Bhd(a)	1,196,700	2,064,976

Total		11,289,897
MEXICO 2.1%
Alfa SAB de CV, Class A(a)	124,600	1,280,280
America Movil SAB de CV, Class L, ADR(a)	85,414	1,885,941
Fomento Economico Mexicano SAB de CV, ADR(a)(b)	38,319	2,483,838
Mexichem SA de CV(a)	898,000	2,700,129

Total		8,350,188
PANAMA 0.6%
Copa Holdings SA, Class A(a)	39,631	2,428,191
PHILIPPINES 3.8%
Aboitiz Power Corp.(a)	4,460,300	2,884,173
Metropolitan Bank & Trust(a)	2,886,295	4,313,805
Puregold Price Club, Inc.(a)(c)(e)	4,564,600	1,304,917
San Miguel Corp.(a)	1,589,200	4,194,658
Universal Robina Corp.(a)	2,088,100	1,973,238

Total		14,670,791
POLAND 0.3%
Eurocash SA(a)	187,198	1,325,133

The accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
RUSSIAN FEDERATION 5.6%
Globaltrans Investment PLC, GDR(a)(d)	185,504	$2,520,645
Lukoil OAO, ADR(a)	88,347	4,421,325
Magnit OJSC, GDR(a)(d)	141,283	2,678,260
Mechel, ADR(a)(b)	61,524	626,929
NovaTek OAO, GDR(a)(d)	45,418	5,214,372
Pharmstandard OJSC, GDR(a)(c)(d)	71,915	1,374,296
Rosneft Oil Co., GDR	357,386	2,076,285
Sberbank of Russia(a)	1,022,520	2,212,163
Uralkali OJSC, GDR(a)(d)	22,934	782,742

Total		21,907,017
SOUTH AFRICA 5.2%
Barloworld Ltd.(a)	291,768	2,174,631
Clicks Group Ltd.(a)	676,337	3,134,517
Gold Fields Ltd., ADR(a)(b)	151,382	2,319,172
Life Healthcare Group Holdings Ltd.(a)	1,038,011	2,479,123
Mr. Price Group Ltd.(a)	234,154	1,940,566
MTN Group Ltd.(a)	292,639	4,780,751
Sasol Ltd.	79,557	3,262,760

Total		20,091,520
SOUTH KOREA 14.1%
Capro Corp.(a)	77,630	1,596,404
Cheil Industries, Inc.(a)	32,772	2,272,058
Dongbu Insurance Co., Ltd.(a)	40,214	1,733,770
Duksan Hi-Metal Co., Ltd.(a)(c)	75,096	1,696,071
GS Home Shopping, Inc.(a)	16,612	1,480,912
Hankook Tire Co., Ltd.(a)	79,100	2,662,301
Hynix Semiconductor, Inc.(a)	174,620	3,081,358
Hyundai Heavy Industries Co., Ltd.(a)	3,564	827,449
Hyundai Mobis(a)	20,689	5,859,878
Hyundai Motor Co.(a)	31,011	5,421,276
LG Chem Ltd.(a)	13,810	3,660,537
LG Household & Health Care Ltd.(a)	7,553	3,395,262
POSCO(a)	4,303	1,326,031
S-Oil Corp.(a)	14,385	1,241,228
Samsung Electronics Co., Ltd.(a)	22,010	15,368,624
SFA Engineering Corp.(a)	52,485	2,554,036
SK C&C Co., Ltd.(a)	5,396	654,153

Total		54,831,348
SWEDEN 0.6%
Millicom International Cellular SA, SDR(a)	21,894	2,181,775
TAIWAN 9.5%
Catcher Technology Co., Ltd.(a)	337,000	1,929,463
Chunghwa Telecom Co., Ltd., ADR(a)(b)	120,233	3,967,689
Formosa Chemicals & Fibre Corp.(a)	1,133,000	2,911,388
Foxconn Technology Co., Ltd.(a)	467,250	1,489,711
Fubon Financial Holding Co., Ltd.(a)	4,269,503	4,408,860
Giant Manufacturing Co., Ltd.(a)	479,800	1,766,187
Giga Solar Materials Corp.(a)	71,000	798,442

Issuer	Shares	Value
Common Stocks (continued)
TAIWAN (cont.)
Hiwin Technologies Corp.(a)	107,920	$731,793
Hon Hai Precision Industry Co., Ltd.(a)	533,697	1,189,304
HTC Corp.(a)	68,050	1,494,166
MediaTek, Inc.(a)	86,000	935,134
PChome Online, Inc.(a)	143,000	834,357
President Chain Store Corp.(a)	612,000	3,446,703
St. Shine Optical Co., Ltd.(a)	127,000	1,550,242
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,936,190	4,357,903
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	237,900	2,719,197
Tong Hsing Electronic Industries Ltd.(a)	164,000	380,734
TSRC Corp.(a)	1,003,800	2,190,547

Total		37,101,820
THAILAND 4.1%
Bangkok Bank PCL, Foreign Registered Shares(a)	977,600	4,404,120
CP ALL PCL(a)	1,326,700	2,036,536
CP ALL PCL, Foreign Registered Shares(a)	66,100	101,466
Home Product Center PCL, Foreign Registered Shares(a)	6,798,459	2,032,202
Kasikornbank PCL, Foreign Registered Shares(a)(b)	1,437,100	5,359,148
Total Access Communication PCL, NVDR(a)	857,300	2,027,703

Total		15,961,175
TURKEY 2.1%
Tofas Turk Otomobil Fabrikasi AS(a)	808,460	2,868,049
Turkiye Garanti Bankasi AS(a)	1,340,273	5,186,591

Total		8,054,640
UNITED STATES 0.5%
Freeport-McMoRan Copper & Gold, Inc.	65,360	1,990,212
Total Common Stocks
(Cost: $332,031,184)		$369,692,925

Preferred Stocks 2.6%
BRAZIL 2.6%
Gerdau SA(a)	166,500	1,175,971
Petroleo Brasileiro SA(a)	858,700	8,722,867

Total		9,898,838
Total Preferred Stocks
(Cost: $4,288,505)		$9,898,838

Exchange-Traded Funds 0.5%
iShares MSCI South Korea Index Fund	40,689	1,894,887
Total Exchange-Traded Funds
(Cost: $2,097,619)		$1,894,887

The accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 9.2%
Asset-Backed Commercial Paper 0.3%
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	999,758	$999,758
Repurchase Agreements 8.9%
Citigroup Global Markets, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $15,000,013(f)
	0.090%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $10,000,133(f)
	0.160%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $9,843,574(f)
	0.150%	9,843,451	$9,843,451
Total			34,843,451
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $35,843,209)			$35,843,209
Total Investments
(Cost: $374,260,517)			$417,329,859
Other Assets & Liabilities, Net			(27,860,062)
Net Assets			$389,469,797

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Citibank	Oct. 5, 2011	(10,338,014)	1,305,956		$25,821	$—
		ZAR	(USD	)
Citibank	Oct. 5, 2011	(228,885)	1,811,866		—	(4,525)
		(USD )	(ZAR	)
Auerbach Grayson & Company Inc.	Oct. 5, 2011	(435,736)	6,029,012		—	(1,008)
		(USD )	(MXN	)
Total					$25,821	$(5,533)

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Airlines	0.6%	$2,428,191
Auto Components	2.8	10,894,490
Automobiles	2.6	9,994,240
Beverages	3.0	11,687,258
Chemicals	6.0	23,336,023
Commercial Banks	15.3	59,424,238
Commercial Services & Supplies	0.7	2,556,306
Communications Equipment	0.4	1,494,166
Computers & Peripherals	1.3	5,003,885
Construction & Engineering	0.4	1,741,637
Construction Materials	1.1	4,184,139
Distributors	0.4	1,700,270
Diversified Financial Services	3.5	13,610,096
Diversified Telecommunication Services	2.1	8,207,094
Electronic Equipment, Instruments & Components	1.4	5,516,443
Food & Staples Retailing	3.3	12,799,824
Food Products	1.0	3,997,779
Gas Utilities	1.7	6,463,592
Health Care Equipment & Supplies	0.7	2,863,231
Health Care Providers & Services	1.6	6,135,723
Household Products	0.9	3,395,262
Independent Power Producers & Energy Traders	0.7	2,884,173
Industrial Conglomerates	0.3	1,280,280

The accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Insurance	0.4%	$1,733,770
Internet & Catalog Retail	0.4	1,480,912
Internet Software & Services	1.4	5,549,973
IT Services	0.6	2,213,052
Leisure Equipment & Products	0.5	1,766,187
Machinery	0.8	3,225,814
Media	0.2	834,357
Metals & Mining	5.1	19,939,324
Multiline Retail	1.6	6,177,801
Oil, Gas & Consumable Fuels	11.1	43,342,070
Personal Products	0.6	2,428,951
Pharmaceuticals	0.7	2,593,473
Real Estate Management & Development	1.2	4,816,469
Road & Rail	1.9	7,467,354
Semiconductors & Semiconductor Equipment	8.3	32,147,955
Software	1.0	3,783,278
Specialty Retail	3.3	12,995,879
Textiles, Apparel & Luxury Goods	1.1	4,419,047
Tobacco	1.2	4,666,984
Trading Companies & Distributors	0.9	3,556,083
Transportation Infrastructure	0.4	1,608,729
Wireless Telecommunication Services	3.4	13,140,848
Total		381,486,650

Notes to Portfolio of Investments
(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $372,262,506 or 95.58% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.

(c)	Non-income producing.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $12,570,315 or 3.23% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of this security amounted to $1,304,917, which represents 0.34% of net assets.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$5,928,786
Freddie Mac Reference REMIC	107,093
Freddie Mac REMICS	8,123,245
Government National Mortgage Association	1,140,876
Total Market Value of Collateral Securities	$15,300,000

Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752

The accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments (continued)

Security Description	Value
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	$109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.150%)
Freddie Mac Gold Pool	$10,040,363
Total Market Value of Collateral Securities	$10,040,363

Abbreviation Legend

ADR	American Depositary Receipt
CP	Commercial Paper
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
SDR	Swedish Depositary Receipt

Currency Legend

MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fair Value Measurements (continued)

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$2,044,149	$48,219,036	$—	$50,263,185
Consumer Staples	9,399,407	28,271,733	1,304,917	38,976,057
Energy	7,785,596	30,096,367	—	37,881,963
Financials	24,937,626	52,752,060	—	77,689,686
Health Care	3,656,600	7,935,827	—	11,592,427
Industrials	12,592,938	11,271,457	—	23,864,395
Information Technology	13,771,204	41,937,547	—	55,708,751
Materials	18,987,859	24,032,895	—	43,020,754
Telecommunication Services	5,853,630	15,494,312	—	21,347,942
Utilities	—	9,347,765	—	9,347,765
Preferred Stocks
Energy	8,722,867	—	—	8,722,867
Materials	1,175,971	—	—	1,175,971
Total Equity Securities	108,927,847	269,358,999	1,304,917	379,591,763
Other
Exchange-Traded Funds	1,894,887	—	—	1,894,887
Investments of Cash Collateral Received for Securities on Loan	—	35,843,209	—	35,843,209
Total Other	1,894,887	35,843,209	—	37,738,096
Investments in Securities	110,822,734	305,202,208	1,304,917	417,329,859
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	25,821	—	25,821
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,533)	—	(5,533)
Total	$110,822,734	$305,222,496	$1,304,917	$417,350,147

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Equity Securities classified as Level 3 securities are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the IPO price of the security, closing prices of similar securities, and grey-market bids from market participants.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common Stocks	Total
Balance as of March 31, 2011	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	—	—
Sales	—	—
Purchases	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	1,304,917	1,304,917
Transfers out of Level 3	—	—
Balance as of September 30, 2011	$1,304,917	$1,304,917

**	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $0.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a market approach to value the assets. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities – Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value*
(identified cost $338,417,308)	$381,486,650
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $999,758)	999,758
Repurchase agreements (identified cost $34,843,451)	34,843,451
Total investments (identified cost $374,260,517)	417,329,859
Foreign currency (identified cost $4,470,613)	4,465,142
Unrealized appreciation on forward foreign currency exchange contracts	25,821
Receivable for:
Capital shares sold	1,079,535
Investments sold	13,814,488
Dividends	514,546
Interest	7,572
Reclaims	14,863
Expense reimbursement due from Investment Manager	284
Prepaid expense	33,182
Trustees’ deferred compensation plan	18,033
Total assets	437,303,325

Liabilities
Bank overdraft	1,070,619
Due upon return of securities on loan	35,843,209
Unrealized depreciation on forward foreign currency exchange contracts	5,533
Payable for:
Investments purchased	8,966,531
Capital shares purchased	61,866
Foreign capital gains taxes deferred	1,571,764
Investment management fees	13,889
Distribution and service fees	331
Transfer agent fees	23,484
Administration fees	875
Chief compliance officer expenses	444
Other expenses	256,950
Trustees’ deferred compensation plan	18,033
Total liabilities	47,833,528
Net assets applicable to outstanding capital stock	$389,469,797

The accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Assets and Liabilities (continued) – Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$345,998,982
Excess of distributions over net investment income	(455,901)
Accumulated net realized gain	2,447,159
Unrealized appreciation (depreciation) on:
Investments	43,069,342
Foreign currency translations	(38,309)
Forward foreign currency exchange contracts	20,288
Foreign capital gains tax	(1,571,764)
Total — representing net assets applicable to outstanding capital stock	$389,469,797
*Value of securities on loan	$33,494,472
Net assets applicable to outstanding shares
Class A	$8,862,854
Class C	$1,475,697
Class I	$122,655,435
Class R	$4,184
Class W	$32,330,895
Class Z	$224,140,732
Shares outstanding
Class A	1,057,322
Class C	178,252
Class I	14,610,955
Class R	500
Class W	3,856,959
Class Z	26,699,439
Net asset value per share
Class A(a)	$8.38
Class C	$8.28
Class I	$8.39
Class R	$8.37
Class W	$8.38
Class Z	$8.39

(a)	The maximum offering price per share for Class A is $8.89. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Operations – Columbia Emerging Markets Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$8,018,181
Interest	1,180
Income from securities lending – net	18,354
Foreign taxes withheld	(702,016)
Total income	7,335,699
Expenses:
Investment management fees	2,811,290
Distribution fees
Class C	7,234
Class R	7
Service fees
Class A	14,408
Class C	2,411
Class W	58,708
Transfer agent fees
Class A	14,596
Class C	2,402
Class R	2
Class W	59,204
Class Z	374,668
Administration fees	295,881
Compensation of board members	13,658
Pricing and bookkeeping fees	38,036
Custodian fees	415,541
Printing and postage fees	31,271
Registration fees	43,721
Professional fees	37,889
Line of credit interest expense	2,122
Chief compliance officer expenses	653
Other	23,973
Total expenses	4,247,675
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(597,583)
Expense reductions	(3,052)
Total Net Expenses	3,647,040
Net Investment Income	3,688,659

Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Investments	4,036,057
Foreign currency transactions	(583,262)
Forward foreign currency exchange contracts	(254,769)
Net realized gain	3,198,026
Net change in unrealized appreciation (depreciation) on:
Investments	(122,406,312)
Foreign currency translations	(56,378)
Forward foreign currency exchange contracts	20,288
Foreign capital gains tax	(163,766)
Net change in unrealized depreciation	(122,606,168)
Net realized and unrealized loss	(119,408,142)
Net decrease in net assets from operations	$(115,719,483)

The accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets – Columbia Emerging Markets Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$3,688,659	$1,784,324
Net realized gain	3,198,026	60,474,200
Net change in unrealized appreciation (depreciation)	(122,606,168)	1,763,197
Net change in net assets resulting from operations	(115,719,483)	64,021,721

Distributions to shareholders from:
Class A	—	(68,895)
Class C	—	(3,022)
Class I	—	(128,973)
Class R	—	(13)
Class W	—	(325,283)
Class Z	—	(3,264,227)
Net realized gains
Class A	(592,509)	(1,107,014)
Class C	(98,528)	(240,371)
Class I	(4,482,137)	(1,196,541)
Class R	(121)	(212)
Class W	(2,457,505)	(3,971,955)
Class Z	(15,459,948)	(47,203,700)
Total distributions to shareholders	(23,090,748)	(57,510,206)
Increase in net assets from share transactions	31,896,745	85,121,466
Total increase (decrease) in net assets	(106,913,486)	91,632,981
Net assets at beginning of period	496,383,283	404,750,302
Net assets at end of period	$389,469,797	$496,383,283
Excess of distributions over net investment income	$(455,901)	$(4,144,560)

(a)	Class I, Class R and Class W are for period from September 27, 2010 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Changes in Net Assets (continued) – Columbia Emerging Markets Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	191,386	2,008,782	672,498	7,777,389
Distributions reinvested	44,090	458,094	83,830	916,965
Redemptions	(256,854)	(2,689,754)	(242,231)	(2,684,532)
Net increase (decrease)	(21,378)	(222,878)	514,097	6,009,822
Class C shares
Subscriptions	30,851	319,698	128,365	1,474,873
Distributions reinvested	7,347	75,603	16,139	175,594
Redemptions	(44,259)	(456,684)	(97,589)	(1,085,763)
Net increase (decrease)	(6,061)	(61,383)	46,915	564,704
Class I shares
Subscriptions	8,027,451	83,754,712	9,609,286	109,335,486
Distributions reinvested	430,963	4,482,016	118,966	1,325,278
Redemptions	(2,956,807)	(32,632,056)	(618,904)	(6,965,764)
Net increase	5,501,607	55,604,672	9,109,348	103,695,000
Class R shares
Subscriptions	286	2,790	214	2,500
Net increase	286	2,790	214	2,500
Class W shares
Subscriptions	874,818	9,234,469	4,507,710	53,729,837
Distributions reinvested	236,514	2,457,384	385,382	4,297,007
Redemptions	(1,662,339)	(16,555,150)	(485,126)	(5,442,289)
Net increase (decrease)	(551,007)	(4,863,297)	4,407,966	52,584,555
Class Z shares
Subscriptions	1,555,233	16,689,675	3,901,409	43,768,237
Distributions reinvested	889,517	9,250,974	3,577,654	38,965,258
Redemptions	(4,184,373)	(44,503,808)	(14,276,666)	(160,468,610)
Net decrease	(1,739,623)	(18,563,159)	(6,797,603)	(77,735,115)
Total net increase	3,183,824	31,896,745	7,280,937	85,121,466

(a)	Class I, Class R and Class W are for the period from September 27, 2010 (commencement of operations) to March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights – Columbia Emerging Markets Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009	2008(a)
Class A
Per share data
Net asset value, beginning of period	$11.48		$11.27	$6.42		$14.96	$17.77
Income from investment operations:
Net investment income (loss)	0.07		0.01	(0.01)		0.07	0.04	(b)
Net realized and unrealized gain (loss)	(2.60)		1.75	5.00		(6.36)	(1.63)
Total from investment operations	(2.53)		1.76	4.99		(6.29)	(1.59)
Less distributions to shareholders:
Net investment income	—		(0.09)	(0.14)		—	(0.06)
Net realized gains	(0.57)		(1.46)	—		(2.26)	(1.16)
Total distributions to shareholders	(0.57)		(1.55)	(0.14)		(2.26)	(1.22)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	0.00	(c)	0.01	0.00	(c)
Net asset value, end of period	$8.38		$11.48	$11.27		$6.42	$14.96
Total return	(23.03%	)	16.74%	78.17%		(49.44% )	(9.80%	)
Ratios to average net assets(h)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.10%	(d)(e)	1.96% (e)	1.77%	(e)	2.14%	1.90%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(g)	1.80%	(d)(e)	1.65% (e)	1.74%	(e)	1.96%	1.85%	(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.10%	(d)	1.96%	1.77%		2.13%	1.90%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(g)	1.80%	(d)	1.65%	1.74%		1.95%	1.85%	(d)
Net investment income (loss)(g)	1.37%	(d)	0.07%	(0.12%	)	0.71%	0.46%	(d)
Supplemental data
Net assets, end of period (in thousands)	$8,863		$12,388	$6,362		$917	$1,231
Portfolio turnover	60%		78%	74%		82%	29%

Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Net investment income per share reflects special dividend. The effect of this dividend amounted to $0.03 per share.

(c)	Rounds to less than $0.01.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Emerging Markets Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009	2008(a)
Class C
Per share data
Net asset value, beginning of period	$11.39		$11.21	$6.36		$14.94	$17.77
Income from investment operations:
Net investment income (loss)	0.03		(0.07)	(0.09)		0.00 (b)	(0.04	)(c)
Net realized and unrealized gain (loss)	(2.57)		1.73	4.97		(6.33)	(1.61)
Total from investment operations	(2.54)		1.66	4.88		(6.33)	(1.65)
Less distributions to shareholders:
Net investment income	—		(0.02)	(0.03)		—	(0.02)
Net realized gains	(0.57)		(1.46)	—		(2.26)	(1.16)
Total distributions to shareholders	(0.57)		(1.48)	(0.03)		(2.26)	(1.18)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	0.00	(b)	0.01	0.00	(b)
Net asset value, end of period	$8.28		$11.39	$11.21		$6.36	$14.94
Total return	(23.31%	)	15.92%	76.73%		(49.82% )	(10.11%	)
Ratios to average net assets(h)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.85%	(d)(e)	2.71% (e)	2.52%	(e)	2.89%	2.65%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)(g)	2.55%	(d)(e)	2.40% (e)	2.49%	(e)	2.71%	2.60%	(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.85%	(d)	2.71%	2.52%		2.88%	2.65%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)(g)	2.55%	(d)	2.40%	2.49%		2.70%	2.60%	(d)
Net investment income (loss)(g)	0.63%	(d)	(0.62% )	(0.86%	)	(0.01% )	(0.44%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,476		$2,100	$1,540		$242	$458
Portfolio turnover	60%		78%	74%		82%	29%

Notes to Financial Highlights

(a)	For the period from September 28, 2007 (commencement of operations) to March 31, 2008.

(b)	Rounds to less than $0.01.

(c)	Net investment income per share reflects special dividend. The effect of this dividend amounted to $0.03 per share.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Emerging Markets Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$11.48		$11.71
Income from investment operations:
Net investment income (loss)	0.08		(0.01)
Net realized and unrealized gain (loss)	(2.60)		0.88
Total from investment operations	(2.52)		0.87
Less distributions to shareholders:
Net investment income	—		(0.10)
Net realized gains	(0.57)		(1.00)
Total distributions to shareholders	(0.57)		(1.10)
Net asset value, end of period	$8.39		$11.48
Total return	(22.94%	)	7.75%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.61%	(b)(c)	1.59%	(b)(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(e)	1.49%	(b)(c)	1.33%	(b)(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.61%	(b)	1.59%	(b)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(e)	1.49%	(b)	1.33%	(b)
Net investment income (loss)(e)	1.61%	(b)	(0.09%	)(b)
Supplemental data
Net assets, end of period (in thousands)	$122,655		$104,595
Portfolio turnover	60%		78%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Annualized.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Emerging Markets Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$11.49		$11.70
Income from investment operations:
Net investment income (loss)	0.06		(0.06)
Net realized and unrealized gain (loss)	(2.61)		0.91
Total from investment operations	(2.55)		0.85
Less distributions to shareholders:
Net investment income	—		(0.06)
Net realized gains	(0.57)		(1.00)
Total distributions to shareholders	(0.57)		(1.06)
Net asset value, end of period	$8.37		$11.49
Total return	(23.19%	)	7.50%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.28%	(b)(c)	2.21%	(b)(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(e)	1.94%	(b)(c)	1.91%	(b)(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.28%	(b)	2.21%	(b)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(e)	1.94%	(b)	1.91%	(b)
Net investment income (loss)(e)	1.13%	(b)	(0.97%	)(b)
Supplemental data
Net assets, end of period (in thousands)	$4		$2
Portfolio turnover	60%		78%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Annualized.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Emerging Markets Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$11.48		$11.70
Income from investment operations:
Net investment income (loss)	0.07		(0.02)
Net realized and unrealized gain (loss)	(2.60)		0.88
Total from investment operations	(2.53)		0.86
Less distributions to shareholders:
Net investment income	—		(0.08)
Net realized gains	(0.57)		(1.00)
Total distributions to shareholders	(0.57)		(1.08)
Net asset value, end of period	$8.38		$11.48
Total return	(23.03%	)	7.61%
Ratios to average net assets(f)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.10%	(b)(c)	1.95%	(b)(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)(e)	1.80%	(b)(c)	1.65%	(b)(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.10%	(b)	1.95%	(b)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)(e)	1.80%	(b)	1.65%	(b)
Net investment income (loss)(e)	1.36%	(b)	(0.41%	)(b)
Supplemental data
Net assets, end of period (in thousands)	$32,331		$50,623
Portfolio turnover	60%		78%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)	Annualized.

(c)	Includes interest expense which rounds to less than 0.01%.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Emerging Markets Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010		2009	2008		2007
Class Z
Per share data
Net asset value, beginning of period	$11.49		$11.26	$6.42		$14.94	$14.06		$12.60
Income from investment operations:
Net investment income	0.09		0.06	0.05		0.11	0.12	(a)	0.07
Net realized and unrealized gain (loss)	(2.62)		1.74	4.97		(6.38)	2.04		2.16
Total from investment operations	(2.53)		1.80	5.02		(6.27)	2.16		2.23
Less distributions to shareholders:
Net investment income	—		(0.11)	(0.18)		—	(0.12)		(0.08)
Net realized gains	(0.57)		(1.46)	—		(2.26)	(1.16)		(0.69)
Total distributions to shareholders	(0.57)		(1.57)	(0.18)		(2.26)	(1.28)		(0.77)
Redemption fees:
Redemption fees added to paid-in-capital	—		—	0.00	(b)	0.01	0.00	(b)	0.00 (b)
Net asset value, end of period	$8.39		$11.49	$11.26		$6.42	$14.94		$14.06
Total return	(23.01%	)	17.16%	78.84%		(49.37% )	14.31%		17.98%
Ratios to average net assets(g)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.85%	(c)(d)	1.71% (d)	1.52%	(d)	1.89%	1.89%	(d)	1.90%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)(f)	1.55%	(c)(d)	1.40% (d)	1.49%	(d)	1.71%	1.85%	(d)	1.85%
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.85%	(c)	1.71%	1.52%		1.88%	1.89%		1.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)(f)	1.55%	(c)	1.40%	1.49%		1.70%	1.85%		1.85%
Net investment income(f)	1.63%	(c)	0.52%	0.47%		1.01%	0.73%		0.50%
Supplemental data
Net assets, end of period (in thousands)	$224,141		$326,675	$396,849		$237,412	$1,014,715		$1,092,481
Portfolio turnover	60%		78%	74%		82%	29%		16%

Notes to Financial Highlights

(a)	Net investment income per share reflects special dividends. The effect of this dividend amounted to $0.03 per share.

(b)	Rounds to less than $0.01.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

The accompanying Notes to Financial Statements are an integral part of this statement.

21

Notes to Financial Statements – Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of

22

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and

23

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011
	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$25,821	Unrealized depreciation on forward foreign currency exchange contracts	$5,533

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(254,769)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$20,288

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Forward Foreign Currency Exchange Contracts	541

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if

24

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.27% to 0.66% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 1.15% to 0.52% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 1.21% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.06% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.20% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.13% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to July 25, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective July 25, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

25

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class C	0.25
Class R	0.14
Class W	0.25
Class Z	0.25

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $3,026.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class W shares, respectively.

The Fund may pay a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,247 for Class A and $483 for Class C for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian,

26

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.95%
Class C	2.70
Class I	1.62
Class R	2.20
Class W	1.95
Class Z	1.70

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.65%
Class C	2.40
Class I	1.33
Class R	1.90
Class W	1.65
Class Z	1.40

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $374,261,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$72,982,000
Unrealized depreciation	(29,913,000)

Net unrealized appreciation	$43,069,000

The following capital loss carryforward, determined as of March 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$249,452
2014	36,739

Total	$286,191

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $284,768,863 and $277,857,409, respectively, for the six months ended September 30, 2011.

27

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

Note 6. Lending of Portfolio Securities

Effective July 25, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $33,494,472 were on loan, secured by cash collateral of $35,843,209 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to July 25, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to July 25, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through July 25, 2011, these credits reduced total expenses by $26.

Note 8. Affiliated Money Market Fund

Effective July 25, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, two shareholder accounts owned 50.6% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on July 25, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum

28

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through July 24, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended September 30, 2011, the average daily loan balance outstanding on days when borrowing existed was $1,967,857 at a weighted average interest rate of 1.38%.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)),

29

Columbia Emerging Markets Fund

September 30, 2011 (Unaudited)

entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Emerging Markets Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

33

Columbia Emerging Markets Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1140 C (11/11)

Columbia Pacific/Asia Fund

Semiannual Report for the Period Ended September 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2011 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Pacific/Asia Fund

Average annual total return as of 09/30/11 (%)

Share class	A		C		I	Z
Inception	03/31/08		03/31/08		09/27/10	12/31/92
Sales charge	without	with	without	with	without	without
6-month (cumulative)	–14.87	–19.74	–15.20	–16.04	–14.75	–14.80
1-year	–7.99	–13.25	–8.50	–9.41	–7.68	–7.73
5-year	0.42	–0.76	–0.08	–0.08	n/a	0.65
10-year/Life	7.81	7.16	7.54	7.54	–6.92	7.93

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

The returns shown for periods prior to March 31, 2008 include the returns of Pacific/Asia Fund, the predecessor to the fund and a series of Excelsior Funds, Inc. (the “Predecessor Fund”). The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class A and Class C for periods prior to March 31, 2008 would be lower. Performance shown for Class A and Class C for periods before their inception date is that of Shares Class shares of the Predecessor Fund. The inception date of Class Z shares refers to the inception date of Shares Class shares of the Predecessor Fund.

Inception date refers to the date on which the Fund class commenced operations for Class A, Class C and Class I shares and the date on which the Predecessor Fund class commenced operations for Class Z shares.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class I and Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 09/30/11

–14.87% Class A shares (without sales charge)

–15.32% MSCI All Country Asia Pacific Index (Net)[1]

–17.74% MSCI EAFE Index (Net)[2]

Net asset value per share

as of 09/30/11 ($)
Class A	7.22
Class C	7.17
Class I	7.25
Class Z	7.25

Distributions declared per share

04/01/11 – 09/30/11 ($)
Class A	0.08
Class C	0.01
Class I	0.10
Class Z	0.10

[1]

The Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (Net) is a free float-adjusted, market capitalization weighted index designed to capture equity market performance of the developed and emerging markets in the Asia Pacific region which, at May 30, 2011 traced the performance of stocks traded on stock exchanges in Pacific Basin countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand.

[2]

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 30, 2011 the MSCI EAFE Index (Net) tracked the total return of common stocks in 22 developed market countries within Europe, Australia and the Far East.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information (continued) – Columbia Pacific/Asia Fund

Country Breakdown[1]

as of 09/30/11 (%)
Stocks	91.8
Australia	11.6
China	9.9
Hong Kong	4.3
India	2.5
Indonesia	3.3
Japan	36.6
Malaysia	0.3
Phillipines	2.0
Singapore	2.5
South Korea	8.4
Taiwan	6.7
Thailand	3.4
United States	0.3
Exchange-Traded Funds	1.9
Other[2]	6.3

[1]	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

[2]	Cash & Cash Equivalents.

2

Understanding Your Expenses – Columbia Pacific/Asia Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

04/01/11 – 09/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	851.30	1,016.70	7.68	8.37	1.66
Class C	1,000.00	1,000.00	848.00	1,013.00	11.09	12.08	2.40
Class I	1,000.00	1,000.00	852.50	1,018.70	5.84	6.36	1.26
Class Z	1,000.00	1,000.00	852.00	1,017.95	6.53	7.11	1.41

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

3

Portfolio of Investments – Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 93.8%
AUSTRALIA 12.0%
Australia & New Zealand Banking Group Ltd.(a)	108,152	$2,007,431
BHP Billiton Ltd.(a)	112,328	3,719,232
Challenger Ltd.(a)	350,181	1,420,311
Commonwealth Bank of Australia(a)	30,758	1,337,654
Iluka Resources Ltd.(a)	85,760	1,003,791
Monadelphous Group Ltd.(a)	41,368	685,423
National Australia Bank Ltd.(a)	56,856	1,207,699
Newcrest Mining Ltd.(a)	49,061	1,617,108
QBE Insurance Group Ltd.(a)	78,287	961,383
Rio Tinto Ltd.(a)	8,231	482,118
Telstra Corp., Ltd.(a)	680,007	2,025,215
Westpac Banking Corp.(a)	108,470	2,100,549

Total		18,567,914
CHINA 10.3%
Baidu, Inc., ADR(a)(b)	5,692	608,532
Bank of China Ltd., Class H(a)	4,972,000	1,537,450
Belle International Holdings Ltd.(a)	691,000	1,191,279
China Communications Construction Co., Ltd., Class H(a)	1,221,000	792,893
China Mobile Ltd., ADR(a)	37,386	1,821,072
China Shenhua Energy Co., Ltd., Class H(a)	161,000	631,289
China Vanke Co., Ltd., Class B(a)	716,221	615,367
CNOOC Ltd.(a)	971,000	1,561,266
ENN Energy Holdings Ltd.(a)	428,000	1,384,531
Guangdong Investment Ltd.(a)	3,184,000	1,978,918
Industrial & Commercial Bank of China, Class H(a)	2,743,100	1,324,616
Kingdee International Software Group Co., Ltd.(a)	952,000	355,728
Spreadtrum Communications, Inc., ADR(a)	73,664	1,322,269
Yanzhou Coal Mining Co., Ltd., Class H(a)	404,000	859,635

Total		15,984,845
HONG KONG 4.5%
First Pacific Co., Ltd.(a)	1,840,919	1,624,831
Hongkong Land Holdings Ltd.(a)	157,000	695,602
Jardine Matheson Holdings Ltd.(a)	36,679	1,667,180
Swire Pacific Ltd., Class A(a)	133,200	1,368,615
Television Broadcasts Ltd.(a)	68,973	376,241
Trinity Ltd.(a)	1,483,603	1,171,582

Total		6,904,051
INDIA 2.6%
Bank of Baroda(a)	73,996	1,143,884
Housing Development & Infrastructure Ltd.(a)(b)	227,104	450,734
Oil & Natural Gas Corp., Ltd.(a)	287,802	1,558,422
Union Bank of India(a)	186,970	929,762

Total		4,082,802
INDONESIA 3.4%
PT Bank Rakyat Indonesia Persero Tbk(a)	2,452,500	1,605,821
PT Gudang Garam Tbk(a)	128,000	756,942
PT Indocement Tunggal Prakarsa Tbk(a)	427,500	673,166
PT Kalbe Farma Tbk(a)	2,509,000	918,593
PT Perusahaan Gas Negara Tbk(a)	4,357,000	1,309,559

Total		5,264,081
JAPAN 38.0%
Advance Residence Investment Corp.(a)	663	1,200,964

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (continued)
Aeon Co., Ltd.(a)	120,800	$1,634,020
Aeon Delight Co., Ltd.(a)	83,100	1,783,470
Aisin Seiki Co., Ltd.(a)	47,100	1,568,215
Arnest One Corp.(a)	99,900	1,032,582
Asahi Glass Co., Ltd.(a)	190,000	1,855,013
Autobacs Seven Co., Ltd.(a)	32,100	1,440,048
Canon, Inc.(a)	67,000	3,042,205
Daiichikosho Co., Ltd.(a)	50,200	985,861
Dena Co., Ltd.(a)	25,500	1,068,233
Dr Ci:Labo Co., Ltd.(a)	186	1,200,756
Exedy Corp.(a)	61,200	2,317,434
FANUC CORP.(a)	10,300	1,418,783
Fuji Heavy Industries Ltd.(a)	255,000	1,497,233
Fuji Machine Manufacturing Co., Ltd.(a)	69,100	1,222,128
Fuyo General Lease Co., Ltd.(a)	46,200	1,701,834
Hamamatsu Photonics KK(a)	28,200	1,136,636
Hitachi Ltd.(a)	511,000	2,536,638
Honda Motor Co., Ltd.(a)	41,800	1,224,525
ITOCHU Corp.(a)	260,900	2,493,116
Japan Tobacco, Inc.(a)	111	519,209
JX Holdings, Inc.(a)	359,400	2,017,200
Kansai Paint Co., Ltd.(a)	193,000	1,849,470
Kobe Steel Ltd.(a)	390,000	651,000
Mandom Corp.(a)	45,100	1,342,273
Miraca Holdings, Inc.(a)	18,400	808,749
Mitsubishi UFJ Financial Group, Inc.(a)	650,200	2,984,193
Mitsui & Co., Ltd.(a)	141,600	2,051,115
Nitto Denko Corp.(a)	39,200	1,542,780
NTT DoCoMo, Inc.(a)	1,645	2,997,271
ORIX Corp.(a)	16,450	1,291,119
Shinko Plantech Co., Ltd.(a)	197,400	1,846,577
Sintokogio Ltd.(a)	127,200	1,244,819
SoftBank Corp.(a)	32,700	956,804
Sumitomo Mitsui Financial Group, Inc.(a)	71,200	2,006,102
Sysmex Corp.(a)	29,700	1,068,581
Toyota Motor Corp.(a)	38,300	1,312,893

Total		58,849,849
MALAYSIA 0.3%
Hartalega Holdings Bhd(a)	298,500	511,121
PHILIPPINES 2.1%
Aboitiz Power Corp.(a)	2,402,600	1,553,598
Puregold Price Club, Inc.(a)(b)(c)	1,188,600	339,794
San Miguel Corp.(a)	294,460	777,221
Universal Robina Corp.(a)	658,900	622,655

Total		3,293,268
SINGAPORE 2.6%
CDL Hospitality Trusts(a)	641,000	736,289
Fraser and Neave Ltd.(a)	279,000	1,224,697
Ho Bee Investment Ltd.(a)	685,000	689,418
Oversea-Chinese Banking Corp., Ltd.(a)	214,000	1,318,923

Total		3,969,327
SOUTH KOREA 7.2%
Capro Corp.(a)	40,660	836,143
Dongbu Insurance Co., Ltd.(a)	36,900	1,590,891
Duksan Hi-Metal Co., Ltd.(a)(b)	22,566	509,662

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
SOUTH KOREA (continued)
GS Home Shopping, Inc.(a)	11,828	$1,054,432
Hyundai Mobis(a)	6,603	1,870,210
Samsung Electronics Co., Ltd.(a)	6,225	4,346,646
Youngone Corp.(a)	60,760	1,002,621

Total		11,210,605
TAIWAN 6.9%
Cheng Loong Corp.(a)	803,640	307,132
Chunghwa Telecom Co., Ltd., ADR(a)	47,157	1,556,181
CTCI Corp.(a)	1,323,000	1,582,573
Gigabyte Technology Co., Ltd.(a)	1,780,000	1,542,539
HTC Corp.(a)	22,700	498,421
Huaku Development Co., Ltd.(a)	586,615	1,238,532
St. Shine Optical Co., Ltd.(a)	85,000	1,037,564
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	256,010	2,926,194

Total		10,689,136
THAILAND 3.6%
Bangkok Bank PCL, Foreign Registered Shares(a)	402,000	1,811,023
PTT PCL, Foreign Registered Shares(a)	174,330	1,448,490
Total Access Communication PCL, NVDR(a)	940,725	2,225,022

Total		5,484,535
UNITED STATES 0.3%
Freeport-McMoRan Copper & Gold, Inc.	15,022	457,420
Total Common Stocks
(Cost: $152,183,072)		$145,268,954

Issuer	Shares	Value
Preferred Stocks 1.5%
SOUTH KOREA 1.5%
Hyundai Motor Co.(a)	40,526	$2,301,668
Total Preferred Stocks
(Cost: $2,519,239)		$2,301,668

Exchange-Traded Funds 1.9%
iShares MSCI Emerging Markets Index Fund	33,029	1,158,327
iShares MSCI Japan Index Fund	130,850	1,237,841
iShares MSCI Pacific ex-Japan Index Fund	15,839	582,400
Total Exchange-Traded Funds
(Cost: $3,103,478)		$2,978,568

Money Market Fund 6.6%
Columbia Short-Term Cash Fund, 0.125%(d)(e)	10,190,691	10,190,691
Total Money Market Fund
(Cost: $10,190,691)		$10,190,691
Total Investments
(Cost: $167,996,480)		$160,739,881
Other Assets & Liabilities, Net		(5,819,360)
Net Assets		$154,920,521

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Stocks	95.3%	$147,570,622
Auto Components	3.7	5,755,860
Automobiles	4.1	6,336,319
Beverages	0.5	777,221
Building Products	1.2	1,855,013
Chemicals	2.7	4,228,393
Commercial Banks	13.8	21,315,108
Commercial Services & Supplies	1.1	1,783,470
Communications Equipment	0.3	498,421
Computers & Peripherals	1.0	1,542,539
Construction & Engineering	2.0	3,060,889
Construction Materials	0.4	673,166
Containers & Packaging	0.2	307,132
Diversified Financial Services	3.9	6,038,095
Diversified Telecommunication Services	2.3	3,581,396
Electronic Equipment, Instruments & Components	2.4	3,673,273
Energy Equipment & Services	1.2	1,846,577
Food & Staples Retailing	1.3	1,973,814
Food Products	0.4	622,655
Gas Utilities	1.7	2,694,090
Health Care Equipment & Supplies	1.7	2,617,266
Health Care Providers & Services	0.5	808,749

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Summary of Investments in Securities by Industry (continued)

Industry	Percentage of Net Assets	Value
Household Durables	0.7%	$1,032,582
Independent Power Producers & Energy Traders	1.0	1,553,598
Industrial Conglomerates	1.9	2,891,877
Insurance	1.6	2,552,274
Internet & Catalog Retail	0.7	1,054,432
Internet Software & Services	1.1	1,676,764
Machinery	2.5	3,885,729
Media	0.9	1,362,102
Metals & Mining	5.1	7,930,669
Office Electronics	2.0	3,042,205
Oil, Gas & Consumable Fuels	5.2	8,076,303
Personal Products	1.6	2,543,030
Pharmaceuticals	0.6	918,593
Real Estate Investment Trusts (REITs)	1.3	1,937,253
Real Estate Management & Development	3.3	5,058,267
Semiconductors & Semiconductor Equipment	5.9	9,104,771
Software	0.2	355,728
Specialty Retail	1.7	2,631,328
Textiles, Apparel & Luxury Goods	1.4	2,174,203
Tobacco	0.8	1,276,151
Trading Companies & Distributors	2.9	4,544,231
Water Utilities	1.3	1,978,918
Wireless Telecommunication Services	5.2	8,000,168
Exchange-Traded Funds	1.9	2,978,568
Other(1)	6.6	10,190,691
Total		$160,739,881

(1)	Cash & Cash Equivalents.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	October 3, 2011	119,000	(SGD)	92,055	(USD)	$1,070	$—
Citibank	October 3, 2011	3,967,874	(USD)	303,635,608	(JPY)	—	(31,201)
Citibank	October 3, 2011	176,215	(USD)	227,793	(SGD)	—	(2,048)
Credit Suisse	October 4, 2011	38,352,607	(JPY)	500,165	(USD)	2,919	—
Citibank	October 4, 2011	1,081,083	(USD)	1,099,669	(AUD)	—	(16,934)
Credit Suisse	October 4, 2011	278,210	(USD)	21,333,084	(JPY)	—	(1,624)
Credit Suisse	October 5, 2011	188,748	(AUD)	183,514	(USD)	887	—
Auerbach Grayson & Company, Inc.	October 5, 2011	35,490,586	(JPY)	460,622	(USD)	482	—
Credit Suisse	October 5, 2011	92,745	(USD)	95,390	(AUD)	—	(448)
Auerbach Grayson & Company, Inc.	October 5, 2011	839,657	(USD)	64,695,015	(JPY)	4,760	—
Morgan Stanley	October 17, 2011	6,690,792,000	(IDR)	714,294	(USD)	—	(45,974)
Morgan Stanley	October 17, 2011	16,726,979,000	(IDR)	1,937,787	(USD)	37,117	—
Morgan Stanley	October 17, 2011	453,563,000	(KRW)	420,258	(USD)	35,600	—
Morgan Stanley	October 17, 2011	71,010,000	(PHP)	1,659,648	(USD)	36,920	—
Morgan Stanley	October 17, 2011	28,404,000	(PHP)	638,292	(USD)	—	(10,799)
Morgan Stanley	October 17, 2011	137,035,000	(THB)	4,508,294	(USD)	103,960	—
Morgan Stanley	October 17, 2011	13,629,000	(TWD)	470,144	(USD)	22,810	—
Morgan Stanley	October 17, 2011	5,452,000	(TWD)	177,013	(USD)	—	(1,934)
Morgan Stanley	October 17, 2011	4,123,472	(USD)	4,060,000	(AUD)	—	(201,631)
Morgan Stanley	October 17, 2011	748,784	(USD)	771,000	(AUD)	—	(4,020)
Morgan Stanley	October 17, 2011	1,117,990	(USD)	55,620,000	(INR)	15,441	—
Morgan Stanley	October 17, 2011	1,876,197	(USD)	86,282,000	(INR)	—	(117,932)
Morgan Stanley	October 17, 2011	1,064,907	(USD)	82,256,000	(JPY)	1,746	—
Morgan Stanley	October 17, 2011	1,547,832	(USD)	118,531,000	(JPY)	—	(10,783)
Morgan Stanley	October 17, 2011	2,666,926	(USD)	8,142,000	(MYR)	—	(117,991)
Morgan Stanley	October 17, 2011	386,369	(USD)	472,000	(NZD)	—	(26,879)
Morgan Stanley	October 17, 2011	736,487	(USD)	913,000	(SGD)	—	(38,405)
Total						$263,712	$(628,603)

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $147,113,202 or 94.97% of net assets.

(b)	Non-income producing.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $339,794, which represents 0.22% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$88,155,587	$(77,964,896)	$—	$10,190,691	$1,629	$10,190,691

Abbreviation Legend

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend

AUD	Australian Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$18,045,159	$—	$18,045,159
Consumer Staples	—	6,853,076	339,794	7,192,870
Energy	—	9,922,880	—	9,922,880
Financials	—	36,900,997	—	36,900,997
Health Care	—	4,344,608	—	4,344,608
Industrials	—	18,021,208	—	18,021,208
Information Technology	4,856,995	15,036,707	—	19,893,702
Materials	457,420	12,681,940	—	13,139,360
Telecommunication Services	3,377,253	8,204,311	—	11,581,564
Utilities	—	6,226,606	—	6,226,606
Preferred Stocks
Consumer Discretionary	—	2,301,668	—	2,301,668
Total Equity Securities	8,691,668	138,539,160	339,794	147,570,622
Other
Exchange-Traded Funds	2,978,568	—	—	2,978,568
Affiliated Money Market Fund(c)	10,190,691	—	—	10,190,691
Total Other	13,169,259	—	—	13,169,259
Investments in Securities	21,860,927	138,539,160	339,794	160,739,881
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	263,712	—	263,712
Liabilities
Forward Foreign Currency Exchange Contracts	—	(628,603)	—	(628,603)
Total	$21,860,927	$138,174,269	$339,794	$160,374,990

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks
Balance as of March 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(4,849)
Sales	—
Purchases	344,643
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2011	$339,794

*	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(4,849).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $157,805,789)	$150,549,190
Affiliated issuers (identified cost $10,190,691)	10,190,691
Total investments (identified cost $167,996,480)	160,739,881
Foreign currency (identified cost $356,404)	356,246
Unrealized appreciation on forward foreign currency exchange contracts	263,712
Receivable for:
Capital shares sold	23,623
Investments sold	4,184,822
Dividends	742,136
Reclaims	18,513
Prepaid expense	5,609
Trustees’ deferred compensation plan	7,795
Total assets	166,342,337

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	628,603
Payable for:
Investments purchased	10,574,672
Capital shares purchased	96,871
Foreign capital gains taxes deferred	60,221
Investment management fees	3,779
Distribution and service fees	15
Transfer agent fees	3,664
Administration fees	347
Chief compliance officer expenses	252
Other expenses	45,597
Trustees’ deferred compensation plan	7,795
Total liabilities	11,421,816
Net assets applicable to outstanding capital stock	$154,920,521

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$188,427,364
Undistributed net investment income	1,032,929
Accumulated net realized loss	(26,899,174)
Unrealized appreciation (depreciation) on:
Investments	(7,256,599)
Foreign currency translations	41,113
Forward foreign currency exchange contracts	(364,891)
Foreign capital gains tax	(60,221)
Total — representing net assets applicable to outstanding capital stock	$154,920,521
Net assets applicable to outstanding shares
Class A	$1,220,608
Class C	$221,995
Class I	$138,328,516
Class Z	$15,149,402
Shares outstanding
Class A	169,115
Class C	30,974
Class I	19,074,579
Class Z	2,090,409
Net asset value per share
Class A(a)	$7.22
Class C	$7.17
Class I	$7.25
Class Z	$7.25

(a)	The maximum offering price per share for Class A is $7.66. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Pacific/Asia Fund

Six Months Ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$2,311,143
Interest	28
Dividends from affiliates	1,629
Foreign taxes withheld	(197,332)
Total income	2,115,468
Expenses:
Investment management fees	430,560
Distribution fees
Class C	773
Service fees
Class A	1,837
Class C	258
Transfer agent fees
Class A	1,236
Class C	168
Class Z	15,078
Administration fees	63,955
Compensation of board members	8,733
Pricing and bookkeeping fees	11,950
Custodian fees	72,528
Printing and postage fees	20,055
Registration fees	22,998
Professional fees	23,666
Chief compliance officer expenses	412
Other	8,533
Total expenses	682,740
Expense reductions	(960)
Total net expenses	681,780
Net investment income	1,433,688

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,784,942)
Foreign currency transactions	52,449
Forward foreign currency exchange contracts	106,999
Net realized loss	(3,625,494)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,547,684)
Foreign currency translations	41,213
Forward foreign currency exchange contracts	(403,160)
Foreign capital gains tax	47,054
Net change in unrealized depreciation	(16,862,577)
Net realized and unrealized loss	(20,488,071)
Net decrease in net assets from operations	$(19,054,383)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Pacific/Asia Fund

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011(a)

Operations
Net investment income	$1,433,688	$681,453
Net realized loss	(3,625,494)	(520,340)
Net change in unrealized appreciation (depreciation)	(16,862,577)	4,176,752
Net change in net assets resulting from operations	(19,054,383)	4,337,865

Distributions to shareholders from:
Net investment income
Class A	(14,266)	(16,019)
Class C	(379)	(1,053)
Class I	(962,487)	—
Class Z	(207,996)	(788,608)
Total distributions to shareholders	(1,185,128)	(805,680)
Increase in net assets from share transactions	74,066,533	65,859,360
Total increase in net assets	53,827,022	69,391,545
Net assets at beginning of period	101,093,499	31,701,954
Net assets at end of period	$154,920,521	$101,093,499
Undistributed net investment income	$1,032,929	$784,369

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Pacific/Asia Fund

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	60,722	518,008	103,020	845,413
Distributions reinvested	—	—	2,104	14,873
Redemptions	(54,343)	(459,212)	(48,823)	(391,641)
Net increase	6,379	58,796	56,301	468,645
Class C shares
Subscriptions	21,175	175,116	7,372	59,350
Distributions reinvested	—	—	150	1,052
Redemptions	(1,700)	(13,097)	(43,553)	(330,581)
Net increase (decrease)	19,475	162,019	(36,031)	(270,179)
Class I shares
Subscriptions	11,174,141	87,268,045	9,752,365	84,252,982
Redemptions	(1,441,136)	(12,265,635)	(410,791)	(3,519,304)
Net increase	9,733,005	75,002,410	9,341,574	80,733,678
Class Z shares
Subscriptions	109,195	911,733	1,419,644	11,149,482
Distributions reinvested	—	—	78,825	559,654
Redemptions	(243,197)	(2,068,425)	(3,245,820)	(26,781,920)
Net decrease	(134,002)	(1,156,692)	(1,747,351)	(15,072,784)
Total net increase	9,624,857	74,066,533	7,614,493	65,859,360

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Pacific/Asia Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010	2009		2008(a)
Class A
Per share data
Net asset value, beginning of period	$8.56		$7.64		$4.82	$9.42		$9.42
Income from investment operations:
Net investment income	0.08		0.08		0.04	0.11		0.00	(b)
Net realized and unrealized gain (loss)	(1.34)		0.98		2.78	(3.35)		0.00	(b)
Total from investment operations	(1.26)		1.06		2.82	(3.24)		0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.08)		(0.14)		(0.02)	(0.04)		—
Net realized gains	—		—		—	(1.32)		—
Total distributions to shareholders	(0.08)		(0.14)		(0.02)	(1.36)		—
Proceeds from regulatory settlement	—		—		0.02	—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00 (b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$7.22		$8.56		$7.64	$4.82		$9.42
Total return	(14.87%	)	14.26%		59.07%	(40.21%	)	0.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.66%	(d)	1.88%	(e)	2.18%	2.02%		1.87%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.66%	(d)(g)	1.65%	(e)	1.73%	1.91%	(g)	1.82%	(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.66%	(d)	1.88%		2.18%	2.01%		1.87%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.66%	(d)(g)	1.65%		1.73%	1.90%	(g)	1.82%	(d)(g)
Net investment income (loss)	1.96%	(d)(g)	1.01%		0.64%	1.94%	(g)	(0.80%	)(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,221		$1,394		$814	$175		$10
Portfolio turnover	48%		63%		98%	111%		68%

Notes to Financial Highlights

(a)	For the period March 31, 2008 (commencement of operations).

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Pacific/Asia Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010		2009		2008(a)
Class C
Per share data
Net asset value, beginning of period	$8.47		$7.56		$4.78		$9.42		$9.42
Income from investment operations:
Net investment income (loss)	0.06		0.00	(b)	(0.01)		0.04		0.00	(b)
Net realized and unrealized gain (loss)	(1.35)		1.00		2.77		(3.32)		0.00	(b)
Total from investment operations	(1.29)		1.00		2.76		(3.28)		0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.01)		(0.09)		—		(0.04)		—
Net realized gains	—		—		—		(1.32)		—
Total distributions to shareholders	(0.01)		(0.09)		—		(1.36)		—
Proceeds from regulatory settlement	—		—		0.02		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of period	$7.17		$8.47		$7.56		$4.78		$9.42
Total return	(15.20%	)	13.46%		58.16%		(40.69%	)	0.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.41%	(d)	2.69%	(e)	2.93%		2.77%		2.62%	(d)(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.40%	(d)(g)	2.40%	(e)	2.48%		2.66%	(h)	2.57%	(d)(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.41%	(d)	2.69%		2.93%		2.76%		2.62%	(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.40%	(d)(g)	2.40%		2.48%		2.65%	(h)	2.57%	(d)(h)
Net investment income (loss)	1.45%	(d)(g)	(0.01%	)	(0.09%	)	0.87%	(h)	(1.55%	)(d)(h)
Supplemental data
Net assets, end of period (in thousands)	$222		$97		$359		$238		$10
Portfolio turnover	48%		63%		98%		111%		68%

Notes to Financial Highlights

(a)	For the period March 31, 2008 (commencement of operations).

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of 0.01%.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Pacific/Asia Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$8.61		$7.89
Income from investment operations:
Net investment income	0.12		0.08
Net realized and unrealized gain (loss)	(1.38)		0.64
Total from investment operations	(1.26)		0.72
Less distributions to shareholders from:
Net investment income	(0.10)		—
Total distributions to shareholders	(0.10)		—
Net asset value, end of period	$7.25		$8.61
Total return	(14.75%	)	9.13%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26%	(c)	1.39%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.26%	(c)	1.34%	(c)
Net investment income	2.83%	(c)	1.76%	(c)
Supplemental data
Net assets, end of period (in thousands)	$138,329		$80,449
Portfolio turnover	48%		63%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Pacific/Asia Fund

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011		2010	2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$8.61		$7.69		$4.83	$9.42		$11.72		$11.61
Income from investment operations:
Net investment income	0.09		0.09		0.07	0.10		0.05		0.00	(a)
Net realized and unrealized gain (loss)	(1.35)		0.99		2.81	(3.33)		0.11		0.50
Total from investment operations	(1.26)		1.08		2.88	(3.23)		0.16		0.50
Less distributions to shareholders from:
Net investment income	(0.10)		(0.16)		(0.04)	(0.04)		(0.08)		—
Net realized gains	—		—		—	(1.32)		(2.38)		(0.39)
Total distributions to shareholders	(0.10)		(0.16)		(0.04)	(1.36)		(2.46)		(0.39)
Proceeds from regulatory settlement	—		—		0.02	—		—		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—		0.00 (a)	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of period	$7.25		$8.61		$7.69	$4.83		$9.42		$11.72
Total return	(14.80%	)	14.44%		60.22%	(40.10%	)	(1.11%	)(b)	4.40%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.41%	(d)	1.66%	(e)	1.93%	1.77%		1.61%	(e)	1.61%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.41%	(d)(g)	1.40%	(e)	1.48%	1.66%	(g)	1.57%	(e)(g)	1.61%	(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.41%	(d)	1.66%		1.93%	1.76%		1.61%		1.61%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.41%	(d)(g)	1.40%		1.48%	1.65%	(g)	1.57%	(g)	1.61%	(g)
Net investment income (loss)	2.21%	(d)(g)	1.22%		1.02%	1.33%	(g)	0.39%	(g)	(0.04%	)(g)
Supplemental data
Net assets, end of period (in thousands)	$15,149		$19,154		$30,529	$24,521		$117,835		$213,132
Portfolio turnover	48%		63%		98%	111%		68%		92%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)

Total return includes a voluntary reimbursement by the Investment Manager for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Note 1. Organization

Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair

19

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty.

If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

20

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Fair Values of Derivative Instruments at September 30, 2011
	Asset derivatives		Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$263,712	Unrealized depreciation on forward foreign currency exchange contracts	$628,603

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended September 30, 2011
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$106,999

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(403,160)

Volume of Derivative Instruments for the Six Months Ended September 30, 2011
Contracts Opened
Forward Foreign Currency Exchange Contracts	997

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

21

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.66% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.75% to 0.52% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.81% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.06% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.20% of the Fund’s average daily net assets, less the fees that were payable by the Fund as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.14% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

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Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class C	0.16
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $960.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,510 for Class A shares for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.79%
Class C	2.54
Class I	1.48
Class Z	1.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the

23

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund’s expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund’s ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.65%
Class C	2.40
Class I	1.34
Class Z	1.40

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $167,997,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,477,000
Unrealized depreciation	(11,734,000)

Net unrealized depreciation	$(7,257,000)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$9,165,902
2018	12,566,247
2019	790,415

Total	$22,522,564

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $124,009,206 and $53,340,906, respectively, for the six months ended September 30, 2011.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the

24

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

securities loaned. For the six months ended September 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2001, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period April 1, 2011 through June 27, 2011, there were no credits.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as

“Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At September 30, 2011, one shareholder account owned 83.2% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period May 16, 2011 through June 26, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150,000,000 committed, unsecured revolving credit facility provided by State Street. Prior to May 16, 2011, the collective borrowing amount of the credit facility was $225,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

The Fund had no borrowings during the six months ended September 30, 2011.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.

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Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On

March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to

26

Columbia Pacific/Asia Fund

September 30, 2011 (Unaudited)

Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

27

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Pacific/Asia Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

29

Columbia Pacific/Asia Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1160 C (11/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 23, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 23, 2011